UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2009


                       USAA CORNERSTONE STRATEGY FUND



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

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   ANNUAL REPORT
   USAA CORNERSTONE STRATEGY FUND
   MAY 31, 2009

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FUND OBJECTIVE

ACHIEVE A POSITIVE, INFLATION-ADJUSTED RATE OF RETURN AND A REASONABLY STABLE VALUE OF FUND SHARES, THEREBY PRESERVING PURCHASING POWER OF SHAREHOLDERS' CAPITAL.

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TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, precious metals and minerals, and other alternative investment strategies) and to a much lesser extent in bonds and money market instruments. The Fund may at times implement an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         85

    Financial Statements                                                      90

    Notes to Financial Statements                                             93

EXPENSE EXAMPLE                                                              115

ADVISORY AGREEMENTS                                                          117

TRUSTEES' AND OFFICERS' INFORMATION                                          125

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"... DESPITE THESE HEADWINDS, SELECTIVE
OPPORTUNITIES REMAIN IN THE FINANCIAL            [PHOTO OF CHRISTOPHER W. CLAUS]
MARKETS ..."

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JUNE 2009

As I write to you, investors have plenty to celebrate. Stocks are well off their March lows while corporate and municipal bonds have staged impressive rallies. The extraordinary flight to quality, which drove Treasury yields to historic lows, began to ease. As investors seek out other asset classes, the air is leaving the Treasury bubble, sending prices down and yields up.

All in all, I think we've seen the worst of the investment market declines, and I would be surprised if we retested the market lows. That's the good news. But there is bad news, too. Despite some signs of improvement, the U.S. economy remains in recession. The road to recovery is likely to be long and difficult.

Here are a few of my concerns:

o The government has increased its spending to bail out troubled companies and to stimulate economic growth. No one knows if the expenditures will have the desired effect, but they are certainly adding to the federal deficit. The government has had to borrow, mainly by selling Treasury securities. The more it borrows, the higher the interest rate investors will demand, which will drive up the cost of debt and could bring on a bout of inflation.

o From all indications, the U.S. unemployment rate could reach 10%. It is likely to remain elevated through 2010, keeping the lid on consumer spending which is still the backbone of America's economy.

o Home prices continued to fall during the reporting period, but the decline appears to have slowed at period end. In certain regions, prices may even be reaching a bottom. The wild card: foreclosures resulting from bankruptcies and unemployment. I don't expect house prices to stabilize,

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2  | USAA CORNERSTONE STRATEGY FUND
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  at least in some markets, until the number of foreclosures drop and the market absorbs the existing supply of foreclosed houses.

o In the wake of the financial crisis, consumers have increased their saving. Instead of spending more than they make, they are by necessity spending less. Reflecting that reality, U.S. economic growth may be more modest in the future. Corporate earnings, which drive stock prices, are also likely to moderate.

Despite these headwinds, selective opportunities remain in the financial markets. As of this writing, lower-quality stocks have generally outperformed high-quality stocks. I expect to see a change over the coming months, with higher-quality names coming to the fore. Companies with strong balance sheets, good cash flow, effective management teams, and strong earnings growth potential are the stocks our equity subadvisers favor.

Some exposure to commodities, such as gold, also could be advantageous, especially as a hedge against inflation. Elsewhere, the emerging markets may be a source of long-term value. Many emerging nations have growing economies, which are less vulnerable to global downturns than in the past.

Meanwhile, our fixed-income team continues to find select opportunities in the tax-exempt and corporate bond markets as well as among asset-backed securities. Municipals could become even more attractive if federal and state income taxes increase.

From all of us at USAA Investment Management Company, we appreciate the opportunity to help you with your investment needs. We are proud to provide you with what we consider an excellent value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

Thank you for the trust you have placed in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        Credit Suisse Asset Management, LLC
                                            (U.S. Stocks)
  ARNOLD J. ESPE, CFA
  Bonds and Money Market Instruments        JORDAN LOW, CFA

  MARK W. JOHNSON, CFA                    Quantitative Management Associates LLC
  DAN DENBOW, CFA                           (International Stocks)
  Precious Metals and Minerals,
  Real Estate Securities                    MARGARET S. STUMPP, Ph.D.
                                            TED LOCKWOOD
  RON SWEET, CFA, CPA                       JOHN VAN BELLE, Ph.D.
  Exchange-Traded Funds

Batterymarch Financial Management, Inc.   Credit Suisse Securities (USA) LLC's
  (U.S. and International Stocks)         Volaris Volatility Management Group*
                                            (Index Options)
  ADAM J. PETRYK, CFA
  MICHAEL P. MCELROY, CFA                   YIRONG LI, CFA
                                            DEFINA MALUKI, CFA
                                            LAURA B. FRIEDMAN*

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o HOW DID THE FUND PERFORM?

  For the one-year period ended May 31, 2009, the USAA Cornerstone Strategy Fund had a total return of -26.39%. This compares to -27.12% for the Lipper Global Flexible Portfolio Funds Index and -32.55% for the S&P 500(R) Index.

  USAA Investment Management Company (IMCO) serves as the Fund's adviser and manages certain portfolios of the Fund. Quantitative

  Refer to page 11 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective February 13, 2009, and June 30, 2009, respectively, Stu Rosenthal and Laura B. Friedman no longer are co-managers of the Fund.

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4  | USAA CORNERSTONE STRATEGY FUND
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  Management Associates LLC (QMA) manages a portion of the Fund's international stocks assets. Batterymarch Financial Management, Inc. (Batterymarch) manages U.S. and international stocks for the Fund. Credit Suisse Asset Management, LLC (Credit Suisse) manages U.S. stocks for the Fund, and Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) is responsible for managing the index option-based risk-management strategy for the Fund.

o WOULD YOU BEGIN BY PUTTING THE FUND'S PERFORMANCE DURING THE REPORTING YEAR IN PERSPECTIVE?

  It is fair to say that no one working on shareholders' behalf has ever experienced such a breathtakingly volatile 12 months. What first appeared in late 2006 and early 2007 as a "containable" breakdown in the sub-prime mortgage market ultimately brought the credit markets to a complete standstill. By September and October of 2008, even the simplest transactions that finance daily industrial activity could not be completed. Major financial institutions either failed, were forced to merge, or were taken over by the government. While huge global government intervention prevented a complete collapse of the financial system, the stock market kept falling, with the S&P 500 Index reaching a low on March 9, 2009, that was fully 56.8% below its October 2007 bull market high. From that point of virtually no confidence, the financial system and markets began to heal, aided by signs that the radical stimulus efforts were gaining traction. By the end of the reporting period, both stocks and bonds with any credit risk had staged a major rally amid more tangible indicators of recovery.

  We were frustrated for much of the year because, despite generally good tactical asset allocation decisions, the Fund's U.S. bond portfolio did not provide the degree of stability that we would expect in a normal bear stock market. The bond portfolio manager's bias towards well-researched securities that pay higher income than government-backed bonds detracted significantly from overall results until the credit market truly began healing in 2009. When

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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  the turnaround the manager long predicted finally occurred, it was almost as dramatic as the downturn had been. From its low reached on March 17, 2009, through the end of the reporting year, the Fund's U.S. bond portfolio had a total return of 28.55%.

o HOW WAS THE U.S. BOND PORTFOLIO INVESTED?

  As we wrote in the semiannual report, "Our focus is to capitalize on IMCO's research advantage to invest in bonds -- such as those issued by corporations, commercial mortgage-backed securities [(CMBS)], and asset-backed securities [(ABS)] -- where the Fund potentially may earn higher yields than on credit-risk-free (but not interest-rate-risk-free) U.S. Treasury securities.
  A key element of this strategy is to ensure that we are being paid for the risks we take on shareholders' behalf."

  At that writing last November, we noted, "bonds with any type of credit risk appeared to go from being undervalued to more heavily undervalued, offering yields well in excess of the risk. Yes, there were a few defaults as the economic landscape changed faster than certain companies could adapt, and yes, there may be additional ones. But we never have seen such pockets of value, and we continue to put money to work in areas where we see very high yields and acceptable risk of default. We fully expect that coordinated action by global authorities eventually will restore equilibrium to the credit markets, providing the opportunity for capital appreciation as yields fall to levels closer to U.S. Treasuries." And that's what happened -- U.S. Treasury yields rose while those of the bonds in the Fund fell, in many cases substantially. Bond prices and yields move in opposite directions.

o HOW DO YOU PLAN TO MANAGE THE U.S. BOND PORTFOLIO GOING FORWARD?

  The degree of dislocation as measured by the spread between the yield on Treasuries and bonds with credit risk ("credit spreads") was so wide that, despite the big rally, there's still much healing left to do. We continue to own minimal Treasury or residential mortgage-backed

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6  | USAA CORNERSTONE STRATEGY FUND
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  securities -- we believe those rates will continue to move higher, pushing prices down -- and instead are fully invested in corporate, CMBS, and ABS. We are actively managing risk and exposure within these areas, searching for and taking advantage of additional opportunities to enhance yield. Our research team has done an excellent job throughout this turbulent period, earning our trust with their insight and diligence. It is extremely gratifying to see our discipline rewarded, but we are very cognizant that much work lies ahead.

o HOW WAS THE FUND ALLOCATED THROUGHOUT THE REPORTING YEAR?

  During the reporting period, we were generally neutral to the Fund's target allocation between stocks and bonds. We maintained overweight positions in U.S. large cap stocks and emerging market stocks and underweight positions in U.S. small cap stocks and international developed markets stocks. We were also overweight in precious metals and minerals stocks throughout the reporting year, which provided solid diversification and performance benefits.

  Our U.S. equity manager, Credit Suisse, implemented our U.S. stock market allocation using a diversified, quantitative approach. We also made good use of the Volaris Group's index option-based risk-management tool, putting S&P 500 Index and Russell 2000 Index collars on a portion of the Fund. The collars effectively limit the Fund's downside (and upside) potential and give us the flexibility to quickly change the Fund's risk profile. We expanded the use of the equity index option collars as the stock market continued to rally from the March 9, 2009, market bottom.

o HOW DID THE INTERNATIONAL DEVELOPED MARKETS PORTFOLIO MANAGED BY QMA PERFORM?

  QMA's portion of the Fund underperformed the MSCI-EAFE Index (Index) for the reporting year, with virtually all of the relative underperformance occurring in the six months before the Index

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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  bottomed in early March. QMA's process favored inexpensive stocks that generated positive news about corporate earnings. While the types of stocks we favored are expected to outperform over the long run, they lagged during the massive "flight to quality" because investors preferred to buy expensive stocks of what are perceived to be high quality companies, regardless of whether their earnings were falling. The good news is that, from the March 9, 2009, lows to the end of May 2009, we outperformed the Index, supporting our decision to stick with our investment discipline. Many of the stocks that led our performance in the late-period rally were financial stocks, particularly in Europe, that had dramatically underperformed in the most volatile six months. We continued to manage the Fund with close-to-neutral exposure by industry sector and country, looking to add value through individual stock selection. Although we hope that the worst is behind us in terms of the financial crisis, we believe that the "new normal" for economic growth will be lower in the wake of the financial crisis. We would expect international markets to trade up and down within a basic upward trend, but the process of getting back to the October 2007 highs will be a long one.

o HOW DID THE BATTERYMARCH-MANAGED PORTFOLIO PERFORM?

  Batterymarch uses a disciplined framework to compare global stocks across multiple perspectives. IMCO regularly provides the Batterymarch team with a set of portfolio-construction guidelines that serve as a benchmark against which to manage risk.

  Stock selection was the primary driver of performance, which lagged our USAA benchmark. Our investment process seeks to identify predictive factors within a current market trend based on proven fundamentals. These include growth and value characteristics as well as other dimensions such as analyst expectations. The huge market swings made it very difficult for our process to capitalize on a trend; in effect, the only consistent feature of the market during this period was extreme volatility. Late in the reporting year, as the rally

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8  | USAA CORNERSTONE STRATEGY FUND
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  broadened and investment fundamentals finally started to count again, we began to see more positive signals from our investment models.

  As always, we continue to work to refine our investment process. One specific area we've focused on is Japan, where we've made changes to the earnings estimates that feed into our factor model to improve efficiency. Despite the massive disruptions of the reporting year, we continue to have confidence in our process, which has proven itself over time.

  On behalf of the Fund's entire management team, we thank shareholders for your continued investment. We are working hard to keep your trust.

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                                           MANAGERS' COMMENTARY ON THE FUND |  9
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INVESTMENT OVERVIEW

USAA CORNERSTONE STRATEGY FUND (Ticker Symbol: USCRX)

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                                            5/31/09                  5/31/08
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Net Assets                             $1,604.0 Million         $2,243.8 Million
Net Asset Value Per Share                   $17.21                   $24.17

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                  AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/09
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      1 YEAR                        5 YEARS                           10 YEARS
     -26.39%                         0.22%                              1.73%

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                                 EXPENSE RATIO*
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     BEFORE REIMBURSEMENT            1.22%      AFTER REIMBURSEMENT      1.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA CORNERSTONE STRATEGY FUND

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LIPPER GLOBAL        USAA CORNERSTONE
                  FLEXIBLE FUNDS INDEX      STRATEGY FUND       S&P 500 INDEX(R)
                  --------------------    ----------------      ----------------
05/31/99              $10,000.00             $10,000.00           $10,000.00
06/30/99               10,370.69              10,168.56            10,554.97
07/31/99               10,363.55              10,061.70            10,225.40
08/31/99               10,327.10               9,953.34            10,174.81
09/30/99               10,270.66               9,817.90             9,895.88
10/31/99               10,478.90               9,941.73            10,522.10
11/30/99               10,846.81              10,030.74            10,735.99
12/31/99               11,576.18              10,432.85            11,368.30
01/31/00               11,339.64              10,135.69            10,797.13
02/29/00               11,970.53              10,047.34            10,592.74
03/31/00               11,912.37              10,665.77            11,629.02
04/30/00               11,513.67              10,573.40            11,279.15
05/31/00               11,332.83              10,549.31            11,047.73
06/30/00               11,739.06              10,766.16            11,320.10
07/31/00               11,594.10              10,679.76            11,143.12
08/31/00               11,989.53              10,904.07            11,835.26
09/30/00               11,635.81              10,613.29            11,210.44
10/31/00               11,410.31              10,517.75            11,163.05
11/30/00               10,969.43              10,326.67            10,282.96
12/31/00               11,413.49              10,719.35            10,333.29
01/31/01               11,561.04              10,908.30            10,699.90
02/28/01               10,978.03              10,501.02             9,724.27
03/31/01               10,436.50              10,148.33             9,108.23
04/30/01               10,968.66              10,647.97             9,816.03
05/31/01               10,884.76              10,610.19             9,881.80
06/30/01               10,725.68              10,446.44             9,641.29
07/31/01               10,573.83              10,471.63             9,546.38
08/31/01               10,312.70              10,228.10             8,948.76
09/30/01                9,632.78               9,518.52             8,226.13
10/31/01                9,860.40               9,610.89             8,382.99
11/30/01               10,216.65              10,072.75             9,026.02
12/31/01               10,229.23              10,213.50             9,105.09
01/31/02               10,163.06              10,047.50             8,972.22
02/28/02               10,079.68              10,104.29             8,799.19
03/31/02               10,359.68              10,445.03             9,130.12
04/30/02               10,220.10              10,305.24             8,576.58
05/31/02               10,340.31              10,296.50             8,513.39
06/30/02                9,950.90               9,929.55             7,906.98
07/31/02                9,361.85               9,366.01             7,290.60
08/31/02                9,408.43               9,440.28             7,338.47
09/30/02                8,829.69               8,902.96             6,540.93
10/31/02                9,201.43               9,230.59             7,116.63
11/30/02                9,570.69               9,615.02             7,535.51
12/31/02                9,327.26               9,370.33             7,092.82
01/31/03                9,179.41               9,108.54             6,907.01
02/28/03                9,083.37               8,982.16             6,803.38
03/31/03                9,073.73               8,977.64             6,869.43
04/30/03                9,601.39               9,546.36             7,435.27
05/31/03               10,115.16              10,029.32             7,827.02
06/30/03               10,237.47              10,173.76             7,926.86
07/31/03               10,317.42              10,250.49             8,066.62
08/31/03               10,535.23              10,467.15             8,223.94
09/30/03               10,696.31              10,471.66             8,136.61
10/31/03               11,105.54              10,954.62             8,596.89
11/30/03               11,283.68              11,126.14             8,672.53
12/31/03               11,661.67              11,592.17             9,127.36
01/31/04               11,925.31              11,737.82             9,294.89
02/29/04               12,092.98              11,947.18             9,424.09
03/31/04               12,147.35              11,847.05             9,281.91
04/30/04               11,797.03              11,642.24             9,136.20
05/31/04               11,851.57              11,742.37             9,261.58
06/30/04               12,016.71              11,974.48             9,441.67
07/31/04               11,710.41              11,624.03             9,129.18
08/31/04               11,756.39              11,628.58             9,166.11
09/30/04               12,038.77              11,833.39             9,265.38
10/31/04               12,259.56              12,006.34             9,406.93
11/30/04               12,827.17              12,502.43             9,787.55
12/31/04               13,192.33              12,926.21            10,000.00
01/31/05               12,958.13              12,708.27            10,000.00
02/28/05               13,262.24              13,008.54            10,210.44
03/31/05               13,015.43              12,785.76            10,029.64
04/30/05               12,879.15              12,592.04             9,839.41
05/31/05               13,125.96              12,848.72            10,152.49
06/30/05               13,269.06              12,892.31            10,166.90
07/31/05               13,585.44              13,270.07            10,545.00
08/31/05               13,663.54              13,362.09            10,448.78
09/30/05               13,914.79              13,444.42            10,533.41
10/31/05               13,648.37              13,148.99            10,357.81
11/30/05               13,984.82              13,429.89            10,749.57
12/31/05               14,354.63              13,640.91            10,753.31
01/31/06               14,936.63              14,004.45            11,038.03
02/28/06               14,925.55              13,972.84            11,067.98
03/31/06               15,133.62              14,151.98            11,205.75
04/30/06               15,452.11              14,410.15            11,356.22
05/31/06               15,069.76              13,962.30            11,029.37
06/30/06               14,953.53              13,983.38            11,044.32
07/31/06               14,967.74              14,099.29            11,112.45
08/31/06               15,286.72              14,415.42            11,376.85
09/30/06               15,467.93              14,536.60            11,670.03
10/31/06               15,816.26              14,915.96            12,050.31
11/30/06               16,194.12              15,295.31            12,279.46
12/31/06               16,366.54              15,525.30            12,451.71
01/31/07               16,515.88              15,717.33            12,640.03
02/28/07               16,435.71              15,659.14            12,392.80
03/31/07               16,567.33              15,833.71            12,531.41
04/30/07               16,970.99              16,246.86            13,086.50
05/31/07               17,317.59              16,590.19            13,543.15
06/30/07               17,286.02              16,433.07            13,318.15
07/31/07               17,204.18              16,147.94            12,905.23
08/31/07               17,144.01              16,153.76            13,098.68
09/30/07               17,750.61              16,788.04            13,588.55
10/31/07               18,159.79              17,253.56            13,804.70
11/30/07               17,644.51              16,561.09            13,227.57
12/31/07               17,468.64              16,461.38            13,135.80
01/31/08               16,852.20              15,653.99            12,347.90
02/29/08               16,795.87              15,533.88            11,946.77
03/31/08               16,707.15              15,286.99            11,895.18
04/30/08               17,236.13              15,780.77            12,474.52
05/31/08               17,413.12              16,127.75            12,636.10
06/30/08               16,479.29              15,206.92            11,570.82
07/31/08               16,147.40              14,873.29            11,473.56
08/31/08               16,003.82              14,673.11            11,639.52
09/30/08               14,510.17              13,245.17            10,602.35
10/31/08               12,222.47              11,009.84             8,821.71
11/30/08               11,544.03              10,382.61             8,188.71
12/31/08               11,813.94              10,787.91             8,275.84
01/31/09               11,155.35              10,077.45             7,578.30
02/28/09               10,357.48               9,311.81             6,771.38
03/31/09               10,950.99               9,822.24             7,364.52
04/30/09               11,771.99              10,718.93             8,069.37
05/31/09               12,691.17              11,870.85             8,520.72

                                   [END CHART]

        Data from 5/31/99 to 5/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

o The unmanaged Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TOP 3 HOLDINGS IN EACH CATEGORY* -- 5/31/2009
(% of Net Assets)

--------------------------------------------------------------------------------

  INTERNATIONAL STOCKS
    iShares MSCI Emerging Markets Index ETF**                               3.7%
    Petroleo Brasileiro S.A. ADR                                            0.4%
    Sanofi-Aventis S.A.                                                     0.3%

  BONDS
    Glen Meadow                                                             0.4%
    Regions Financing Trust II                                              0.4%
    Webster Capital Trust IV                                                0.4%

  U.S. STOCKS
     Exxon Mobil Corp.                                                      0.6%
     Microsoft Corp.                                                        0.6%
     International Business Machines Corp.                                  0.5%

  OTHER ALTERNATIVE INVESTMENT STRATEGIES
    Deutsche iGAP Investment Trust "B"                                      2.9%
    PIMCO Commodity Real Return Strategy Fund                               0.8%

  PRECIOUS METALS AND MINERALS SECURITIES
    Silver Wheaton Corp.                                                    0.2%
    Yamana Gold, Inc.                                                       0.2%
    IAMGOLD Corp.                                                           0.2%

  REAL ESTATE SECURITIES
    ING International Real Estate Fund                                      0.7%
    SPDR DJ Wilshire International Real Estate ETF                          0.7%
    Liberty Property Trust                                                  0.1%

 * Excludes money market instruments.
** Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in an amount that exceeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 17-84.

Foreign and precious metals and minerals investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

12  | USAA CORNERSTONE STRATEGY FUND

================================================================================

                               TOP 10 INDUSTRIES*
                                  AS OF 5/31/09
                                (% of Net Assets)

        Commercial Mortgage-Backed Securities .....................  5.6%
        Diversified Banks .........................................  5.4%
        Asset-Backed Financing ....................................  4.5%
        Regional Banks ............................................  4.5%
        Integrated Oil & Gas ......................................  3.4%
        Pharmaceuticals ...........................................  2.9%
        Property & Casualty Insurance .............................  2.8%
        Life & Health Insurance ...................................  2.6%
        Multi-Line Insurance ......................................  2.6%
        Gold ......................................................  2.5%

* Excludes U.S. government, investment companies, and hedge funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

               o  ASSET ALLOCATION -- 5/31/2009*  o

                  [PIE CHART OF ASSET ALLOCATION]

U.S. Equity Securities                                       38.2%
Bonds                                                        29.5%
International Equity Securities                              24.1%
Precious Metals and Minerals Securities                       3.2%
Real Estate Equity Securities                                 3.2%
Money Market Instruments**                                    0.8%

                            [END CHART]

 * Excludes purchased options (0.3%) and written options (0.2%).
** Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA CORNERSTONE STRATEGY FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

21.93% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended May 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $25,731,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CORNERSTONE STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Cornerstone Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Cornerstone Strategy Fund at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 15, 2009

================================================================================

16  | USAA CORNERSTONE STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2009

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (38.2%)

COMMON STOCKS (34.1%)

CONSUMER DISCRETIONARY (5.3%)
-----------------------------
ADVERTISING (0.0%)
   16,200  APAC Customer Services, Inc.*                                                  $       92
      100  Arbitron, Inc.                                                                          2
      200  Clear Channel Outdoor Holdings, Inc. "A"*                                               1
   35,976  Harte Hanks, Inc.                                                                     303
    6,500  Interpublic Group of Companies, Inc.*                                                  34
      400  Lamar Advertising Co. "A"*                                                              7
      100  Omnicom Group, Inc.                                                                     3
                                                                                          ----------
                                                                                                 442
                                                                                          ----------
APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    1,800  American Apparel, Inc.*                                                                 7
   14,610  Carter's, Inc.*                                                                       345
    1,200  Cherokee, Inc.                                                                         25
   73,800  Coach, Inc.*                                                                        1,939
    9,874  Columbia Sportswear Co.(a)                                                            313
   48,493  Fossil, Inc.*                                                                       1,085
      100  Hanesbrands, Inc.*                                                                      2
      400  Liz Claiborne, Inc.                                                                     2
    1,271  Maidenform Brands, Inc.*                                                               16
   76,300  Phillips-Van Heusen Corp.                                                           2,248
    3,100  Polo Ralph Lauren Corp.                                                               167
    6,785  Quiksilver, Inc.*                                                                      21
      800  UniFirst Corp.                                                                         27
      100  VF Corp.                                                                                6
   45,400  Warnaco Group, Inc.*                                                                1,435
                                                                                          ----------
                                                                                               7,638
                                                                                          ----------
APPAREL RETAIL (0.8%)
      100  Abercrombie & Fitch Co. "A"                                                             3
   71,200  Aeropostale, Inc.*                                                                  2,465
      100  American Eagle Outfitters, Inc.                                                         1
      100  AnnTaylor Stores Corp.*                                                                 1
   19,200  Buckle, Inc.                                                                          687
    3,300  Casual Male Retail Group, Inc.*                                                         6
    1,300  Cato Corp. "A"                                                                         25
      900  Charlotte Russe Holding, Inc.*                                                          9
    6,100  Charming Shoppes, Inc.*                                                                23
    7,900  Chico's FAS, Inc.*                                                                     77
    3,100  Coldwater Creek, Inc.*                                                                 12
    6,400  Dress Barn, Inc.*                                                                     101
      600  DSW, Inc. "A"*                                                                          7
   27,200  Foot Locker, Inc.                                                                     302
   71,400  Gap, Inc.                                                                           1,274
    4,900  Guess?, Inc.                                                                          127
   27,400  Gymboree Corp.*                                                                     1,010
   96,000  Hot Topic, Inc.*                                                                      692
    1,600  J. Crew Group, Inc.*                                                                   41
    1,000  Jos. A. Bank Clothiers, Inc.*                                                          38
    2,100  Limited Brands, Inc.                                                                   26
    1,300  New York & Co., Inc.*                                                                   5
   12,600  NexCen Brands, Inc.*                                                                    3
    3,800  Pacific Sunwear of California, Inc.*                                                   16
   73,608  Ross Stores, Inc.(b)                                                                2,882
      500  Shoe Carnival, Inc.*                                                                    5
   14,600  Stage Stores, Inc.                                                                    177

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      400  Stein Mart, Inc.*                                                              $        3
      500  Syms Corp.*                                                                             3
    1,345  Talbots, Inc.                                                                           5
   94,800  TJX Companies, Inc.                                                                 2,798
      200  Tween Brands, Inc.*                                                                     1
    8,200  Under Armour, Inc. "A"*(a)                                                            201
      100  Urban Outfitters, Inc.*                                                                 2
    5,600  Wet Seal, Inc. "A"*                                                                    18
                                                                                          ----------
                                                                                              13,046
                                                                                          ----------
AUTO PARTS & EQUIPMENT (0.1%)
    2,100  American Axle & Manufacturing Holdings, Inc.                                            4
      400  Amerigon, Inc.*                                                                         2
    3,900  ArvinMeritor, Inc.                                                                     10
      100  BorgWarner, Inc.                                                                        3
      664  Dorman Products, Inc.*                                                                  9
    3,785  Exide Technologies*                                                                    23
      100  Federal-Mogul Corp.*                                                                    1
      500  Fuel Systems Solutions, Inc.*                                                          11
      500  Gentex Corp.                                                                            6
    9,100  Hayes Lemmerz International, Inc.*                                                      -
      100  Johnson Controls, Inc.                                                                  2
    1,000  Lear Corp.*                                                                             1
    1,800  Midas, Inc.*                                                                           18
      900  Modine Manufacturing Co.                                                                4
   10,300  Quantum Fuel Systems Technologies Worldwide, Inc.*(a)                                   8
    2,900  Raser Technologies, Inc.*                                                              11
    6,400  Sauer-Danfoss, Inc.                                                                    33
    1,600  Spartan Motors, Inc.                                                                   15
      500  Stoneridge, Inc.*                                                                       2
      200  TRW Automotive Holdings Corp.*                                                          2
    8,000  Visteon Corp.*                                                                          1
  107,250  WABCO Holdings, Inc.                                                                1,821
      700  Wonder Auto Technology, Inc.*                                                           6
                                                                                          ----------
                                                                                               1,993
                                                                                          ----------
AUTOMOBILE MANUFACTURERS (0.0%)
   10,700  Fleetwood Enterprises, Inc.*                                                            -
      100  Ford Motor Co.*                                                                         1
      100  Thor Industries, Inc.                                                                   2
                                                                                          ----------
                                                                                                   3
                                                                                          ----------
AUTOMOTIVE RETAIL (0.2%)
   26,000  Advance Auto Parts, Inc.                                                            1,107
      100  Americas Car Mart, Inc.*                                                                2
   42,900  AutoNation, Inc.*                                                                     681
    6,100  AutoZone, Inc.*                                                                       928
    1,800  Monro Muffler Brake, Inc.                                                              48
      100  O'Reilly Automotive, Inc.*                                                              4
   13,300  Pantry, Inc.*                                                                         265
   26,300  Penske Automotive Group, Inc.                                                         322
                                                                                          ----------
                                                                                               3,357
                                                                                          ----------
BROADCASTING (0.1%)
    6,900  Belo Corp. "A"                                                                         12
      600  Crown Media Holdings, Inc. "A"*                                                         1
    1,400  Cumulus Media, Inc. "A"*                                                                2
    1,000  DG FastChannel, Inc.*                                                                  20
   83,860  DISH Network Corp. "A"*                                                             1,375
      300  EchoStar Corp. "A"*                                                                     5
    1,200  Entercom Communications Corp. "A"                                                       2
    2,200  Entravision Communications Corp. "A"*                                                   1
      400  Fisher Communications, Inc.                                                             5
      600  Global Traffic Network, Inc.*                                                           2
    7,500  Gray Television, Inc.                                                                   5

================================================================================

18  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      100  Hearst-Argyle Television, Inc.                                                 $        1
      100  Liberty Global, Inc. "A"*                                                               1
      100  Liberty Media Corp. - Capital "A"*                                                      1
      400  Liberty Media Corp. - Entertainment "A"*                                               10
    1,500  LIN TV Corp. "A"*                                                                       3
    2,100  Mediacom Communications Corp. "A"*                                                     13
    2,000  Outdoor Channel Holdings, Inc.*                                                        14
      400  RCN Corp.*                                                                              2
      400  Scripps Networks Interactive "A"                                                       11
    2,087  Sinclair Broadcast Group, Inc. "A"                                                      4
   51,680  Sirius Satellite Radio, Inc.*(a)                                                       18
    5,400  TiVo, Inc.*                                                                            38
    1,400  Virgin Media, Inc.                                                                     12
                                                                                          ----------
                                                                                               1,558
                                                                                          ----------
CABLE & SATELLITE (0.2%)
  169,000  Comcast Corp. "A"                                                                   2,327
    2,500  DIRECTV Group, Inc.*                                                                   56
    1,600  Knology, Inc.*                                                                         13
                                                                                          ----------
                                                                                               2,396
                                                                                          ----------
CASINOS & GAMING (0.1%)
   13,000  Ameristar Casinos, Inc.                                                               261
   12,900  Bally Technologies, Inc.*                                                             361
      200  Boyd Gaming Corp.*                                                                      2
    2,300  Churchill Downs, Inc.                                                                  90
      800  Dover Downs Gaming & Entertainment, Inc.                                                5
      900  Isle Capri Casinos, Inc.*                                                              12
      700  Las Vegas Sands Corp.*                                                                  7
      600  MGM Mirage*                                                                             5
      100  Penn National Gaming, Inc.*                                                             3
      600  Riviera Holdings Corp.*                                                                 1
    2,800  Shuffle Master, Inc.*                                                                  12
   39,200  WMS Industries, Inc.*                                                               1,390
      200  Wynn Resorts Ltd.*                                                                      7
                                                                                          ----------
                                                                                               2,156
                                                                                          ----------
CATALOG RETAIL (0.0%)
      400  Gaiam, Inc. "A"*                                                                        2
      100  HSN, Inc.*                                                                              1
    2,700  Liberty Media Corp. Interactive "A"*                                                   16
      100  PC Mall, Inc.*                                                                          1
    4,000  PetMed Express, Inc.*                                                                  58
      100  School Specialty, Inc.*                                                                 2
      100  Systemax, Inc.*                                                                         1
    1,200  ValueVision Media, Inc. "A"*                                                            1
                                                                                          ----------
                                                                                                  82
                                                                                          ----------
COMPUTER & ELECTRONICS RETAIL (0.1%)
      100  Best Buy Co., Inc.                                                                      4
   24,200  Circuit City Stores, Inc.*                                                              -
      600  Conn's, Inc.*                                                                           6
   51,100  GameStop Corp. "A"*                                                                 1,275
      600  hhgregg, Inc.*                                                                         10
      600  PC Connection, Inc.*                                                                    3
   54,600  RadioShack Corp.                                                                      734
    1,500  Rex Stores Corp.*                                                                      15
                                                                                          ----------
                                                                                               2,047
                                                                                          ----------
CONSUMER ELECTRONICS (0.0%)
   13,900  Garmin Ltd.                                                                           290
    1,600  Harman International Industries, Inc.                                                  30
      800  Universal Electronics, Inc.*                                                           16
                                                                                          ----------
                                                                                                 336
                                                                                          ----------
DEPARTMENT STORES (0.1%)
    2,600  Dillard's, Inc. "A"                                                                    24
      100  J.C. Penney Co., Inc.                                                                   3
   26,800  Kohl's Corp.*                                                                       1,138
   11,200  Nordstrom, Inc.                                                                       220
    1,500  Retail Ventures, Inc.*                                                                  4
      700  Saks, Inc.*                                                                             3
    6,100  Sears Holdings Corp.*                                                                 347
                                                                                          ----------
                                                                                               1,739
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
DISTRIBUTORS (0.0%)
      100  Aristotle Corp.*                                                               $        1
    1,500  Core-Mark Holding Co., Inc.*                                                           39
      100  Genuine Parts Co.                                                                       3
    1,500  LKQ Corp.*                                                                             23
                                                                                          ----------
                                                                                                  66
                                                                                          ----------
EDUCATION SERVICES (0.3%)
      100  American Public Education, Inc.*                                                        3
   30,700  Apollo Group, Inc. "A"*                                                             1,814
      200  Capella Education Co.*                                                                 11
   34,100  Career Education Corp.*                                                               685
  123,100  Corinthian Colleges, Inc.*                                                          1,893
      100  DeVry, Inc.                                                                             4
      600  Grand Canyon Education, Inc.*                                                           8
      800  Learning Tree International, Inc.*                                                      8
    4,700  Lincoln Educational Services Corp.*                                                    87
      700  Princeton Review, Inc.*                                                                 3
      100  Strayer Education, Inc.                                                                19
    2,309  Universal Technical Institute, Inc.*                                                   32
                                                                                          ----------
                                                                                               4,567
                                                                                          ----------
FOOTWEAR (0.0%)
    4,300  Crocs, Inc.*                                                                           12
      800  K-Swiss, Inc. "A"                                                                       7
      900  Steven Madden Ltd.*                                                                    24
    6,600  Timberland Co. "A"*                                                                    95
      400  Weyco Group, Inc.                                                                      10
   17,600  Wolverine World Wide, Inc.                                                            349
                                                                                          ----------
                                                                                                 497
                                                                                          ----------
GENERAL MERCHANDISE STORES (0.7%)
   89,904  99 Cents Only Stores*                                                                 843
   91,700  Big Lots, Inc.*                                                                     2,110
   61,200  Dollar Tree, Inc.*                                                                  2,740
   58,200  Family Dollar Stores, Inc.                                                          1,762
   31,200  Fred's, Inc. "A"                                                                      400
   59,700  Target Corp.                                                                        2,346
    1,800  Tuesday Morning Corp.*                                                                  6
                                                                                          ----------
                                                                                              10,207
                                                                                          ----------
HOME FURNISHINGS (0.1%)
    2,300  Furniture Brands International, Inc.                                                    9
    3,100  Interface, Inc. "A"                                                                    20
    1,800  Kimball International, Inc. "B"                                                        11
    2,100  La-Z-Boy, Inc.                                                                          4
  122,800  Leggett & Platt, Inc.                                                               1,803
   25,300  Tempur-Pedic International, Inc.                                                      279
                                                                                          ----------
                                                                                               2,126
                                                                                          ----------
HOMEBUILDING (0.0%)
      400  Avatar Holdings, Inc.*                                                                  7
    1,100  Cavco Industries, Inc.*                                                                25
    2,200  Champion Enterprises, Inc.*                                                             1
      100  D.R. Horton, Inc.                                                                       1
    2,600  Hovnanian Enterprises, Inc. "A"*                                                        7
      100  M.D.C. Holdings, Inc.                                                                   3
      400  Palm Harbor Homes, Inc.*                                                                1
      200  Skyline Corp.                                                                           4
    3,300  Standard Pacific Corp.*                                                                 8
                                                                                          ----------
                                                                                                  57
                                                                                          ----------
HOMEFURNISHING RETAIL (0.1%)
   21,900  Aaron's, Inc.                                                                         713
      100  Bed Bath & Beyond, Inc.*                                                                3
   63,700  Rent-A-Center, Inc.*                                                                1,244
    5,800  Select Comfort Corp.*                                                                   6
                                                                                          ----------
                                                                                               1,966
                                                                                          ----------
HOTELS, RESORTS, & CRUISE LINES (0.0%)
    1,150  Ambassadors Group, Inc.                                                                14
      700  Bluegreen Corp.*                                                                        2
      100  Carnival Corp.                                                                          3

================================================================================

20  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    2,200  Gaylord Entertainment Co.*                                                     $       31
    1,500  Great Wolf Resorts, Inc.*                                                               4
      100  Interval Leisure Group, Inc.*                                                           1
      700  Lodgian, Inc.*                                                                          1
    1,100  Marcus Corp.                                                                           12
      900  Morgans Hotel Group Co.*                                                                4
      600  Royal Caribbean Cruises Ltd.                                                            9
                                                                                          ----------
                                                                                                  81
                                                                                          ----------
HOUSEHOLD APPLIANCES (0.0%)
      100  Black & Decker Corp.                                                                    3
    2,900  Helen of Troy Ltd.*                                                                    56
    1,033  iRobot Corp.*                                                                          13
      200  Snap-On, Inc.                                                                           6
      100  Stanley Works                                                                           4
    7,072  Whirlpool Corp.                                                                       298
                                                                                          ----------
                                                                                                 380
                                                                                          ----------
HOUSEWARES & SPECIALTIES (0.2%)
   62,500  American Greetings Corp. "A"                                                          428
      100  Fortune Brands, Inc.                                                                    4
   43,335  Jarden Corp.*                                                                         770
   69,000  Newell Rubbermaid, Inc.                                                               794
    1,200  Sealy Corp.*                                                                            2
   23,600  Tupperware Brands Corp.                                                               574
                                                                                          ----------
                                                                                               2,572
                                                                                          ----------
INTERNET RETAIL (0.1%)
    1,300  1-800-FLOWERS.COM, Inc. "A"*                                                            3
      700  Blue Nile, Inc.*                                                                       32
    7,600  drugstore.com, Inc.*                                                                   13
      200  Expedia, Inc.*                                                                          3
    4,700  GSI Commerce, Inc.*                                                                    60
   29,700  Netflix, Inc.*                                                                      1,171
    1,700  NutriSystem, Inc.                                                                      23
    1,400  Orbitz Worldwide, Inc.*                                                                 3
      840  Overstock.com, Inc.*                                                                   10
      700  Priceline.com, Inc.*                                                                   77
    1,100  Shutterfly, Inc.*                                                                      16
      100  Ticketmaster Entertainment, Inc.*                                                       1
                                                                                          ----------
                                                                                               1,412
                                                                                          ----------
LEISURE FACILITIES (0.0%)
      900  Dover Motorsports, Inc.                                                                 1
      100  International Speedway Corp. "A"                                                        2
    2,000  Life Time Fitness, Inc.*                                                               37
   17,900  Six Flags, Inc.*                                                                        6
   15,012  Vail Resorts, Inc.*                                                                   413
                                                                                          ----------
                                                                                                 459
                                                                                          ----------
LEISURE PRODUCTS (0.1%)
   18,400  Callaway Golf Co.                                                                     131
   17,900  Hasbro, Inc.                                                                          455
    1,900  LeapFrog Enterprises, Inc.*                                                             5
      600  Marine Products Corp.                                                                   2
      600  MarineMax, Inc.*                                                                        2
      100  Mattel, Inc.                                                                            2
    3,500  Midway Games, Inc.*                                                                     -
    1,300  Nautilus, Inc.*                                                                         2
   12,100  Polaris Industries, Inc.                                                              384
      100  Pool Corp.                                                                              2
   65,900  Smith & Wesson Holding Corp.*                                                         348
      400  Steinway Musical Instruments, Inc.*                                                     4
   42,200  Sturm Ruger & Co., Inc.                                                               501
                                                                                          ----------
                                                                                               1,838
                                                                                          ----------
MOTORCYCLE MANUFACTURERS (0.0%)
      100  Harley-Davidson, Inc.                                                                   2
                                                                                          ----------
MOVIES & ENTERTAINMENT (0.3%)
    1,800  Bigband Networks, Inc.*                                                                 9
    2,748  CKX, Inc.*                                                                             19
      100  DreamWorks Animation SKG, Inc. "A"*                                                     3
   44,400  Marvel Entertainment, Inc.*                                                         1,473

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   46,000  National Cinemedia, Inc.                                                       $      575
   93,400  News Corp. "A"                                                                        913
   45,000  News Corp. "B"(a)                                                                     505
    1,100  Playboy Enterprises, Inc. "B"*                                                          4
   21,100  Regal Entertainment Group "A"                                                         269
      600  RHI Entertainment, Inc.*                                                                2
      200  Time Warner, Inc.                                                                       5
   10,700  Viacom, Inc. "A"*                                                                     252
        5  Viacom, Inc. "B"*                                                                       -
      300  Warner Music Group Corp.*                                                               2
    1,000  World Wrestling Entertainment, Inc. "A"                                                13
                                                                                          ----------
                                                                                               4,044
                                                                                          ----------
PHOTOGRAPHIC PRODUCTS (0.0%)
    1,200  Eastman Kodak Co.                                                                       3
                                                                                          ----------
PUBLISHING (0.1%)
    1,400  Courier Corp.                                                                          22
    1,000  Gannett Co., Inc.                                                                       5
    9,600  GateHouse Media, Inc.*                                                                  3
      894  Global Sources Ltd.*                                                                    6
   17,700  Idearc, Inc.*                                                                           1
   17,000  Interactive Data Corp.                                                                399
      100  John Wiley & Sons, Inc. "A"                                                             3
    1,400  Martha Stewart Living Omnimedia, Inc. "A"*                                              4
    4,900  McClatchy Co. "A"                                                                       4
      100  McGraw-Hill Companies, Inc.                                                             3
      500  Media General, Inc. "A"                                                                 1
    8,000  Meredith Corp.                                                                        216
    8,100  Morningstar, Inc.*                                                                    335
      700  New York Times Co. "A"                                                                  5
    1,400  PRIMEDIA, Inc.                                                                          3
    5,100  R.H. Donnelley Corp.*                                                                   -
      400  Scholastic Corp.                                                                        8
   13,800  Valassis Communications, Inc.*                                                         89
      100  Value Line, Inc.                                                                        3
                                                                                          ----------
                                                                                               1,110
                                                                                          ----------
RESTAURANTS (0.6%)
    1,300  AFC Enterprises, Inc.*                                                                  9
    2,000  BJ's Restaurants, Inc.*                                                                29
      100  Bob Evans Farms, Inc.                                                                   3
   39,200  Brinker International, Inc.                                                           702
   18,495  Buffalo Wild Wings, Inc.*(a)                                                          657
      200  Burger King Holdings, Inc.                                                              3
    2,200  California Pizza Kitchen, Inc.*                                                        31
      100  CEC Entertainment, Inc.*                                                                3
    4,400  Chipotle Mexican Grill, Inc. "A"*                                                     348
    3,000  CKE Restaurants, Inc.                                                                  25
   19,900  Cracker Barrel Old Country Store, Inc.                                                625
      200  Darden Restaurants, Inc.                                                                7
    5,500  Denny's Corp.*                                                                         14
      800  DineEquity, Inc.                                                                       22
   15,900  Jack in the Box, Inc.*                                                                418
    3,300  Krispy Kreme Doughnuts, Inc.*                                                          11
      100  Landry's Restaurants, Inc.*                                                             1
    1,300  Luby's, Inc.*                                                                           6
   42,850  McDonald's Corp.(b)                                                                 2,528
   45,300  P.F. Chang's China Bistro, Inc.*                                                    1,447
   10,900  Panera Bread Co. "A"*                                                                 580
    2,600  Peet's Coffee & Tea, Inc.*                                                             68
    1,100  Ruth's Hospitality Group, Inc.*                                                         4
      200  Sonic Corp.*                                                                            2

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22  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      100  Starbucks Corp.*                                                               $        1
   41,500  Steak n Shake Co.*                                                                    360
      400  Texas Roadhouse, Inc. "A"*                                                              5
   23,300  Wendy's/Arby's Group, Inc. "A"                                                         98
   27,300  Yum! Brands, Inc.                                                                     945
                                                                                          ----------
                                                                                               8,952
                                                                                          ----------
SPECIALIZED CONSUMER SERVICES (0.2%)
   12,200  Brinks Home Security Holdings, Inc.*                                                  351
      200  Coinstar, Inc.*                                                                         6
  110,400  H&R Block, Inc.                                                                     1,612
   18,100  Hillenbrand, Inc.                                                                     311
    1,600  Jackson Hewitt Tax Service, Inc.                                                        6
      100  Matthews International Corp. "A"                                                        3
      100  Service Corp. International                                                             1
    3,000  Sotheby's Holdings, Inc. "A"                                                           32
    1,900  Steiner Leisure Ltd.*                                                                  55
    1,800  Weight Watchers International, Inc.                                                    42
                                                                                          ----------
                                                                                               2,419
                                                                                          ----------
SPECIALTY STORES (0.3%)
    3,400  Asbury Automotive Group, Inc.                                                          32
   32,600  Barnes & Noble, Inc.                                                                  805
    1,100  Big 5 Sporting Goods Corp.                                                             12
   31,500  Blockbuster, Inc. "A"*(a)                                                              22
    3,400  Borders Group, Inc.*                                                                    9
   20,200  Dick's Sporting Goods, Inc.*                                                          360
    8,700  Group 1 Automotive, Inc.                                                              186
    3,500  Haverty Furniture Companies, Inc.                                                      37
      300  Hibbett Sports, Inc.*                                                                   5
      100  Jo-Ann Stores, Inc.*                                                                    2
    1,200  Office Depot, Inc.*                                                                     6
      100  OfficeMax, Inc.                                                                         1
   25,200  Pep Boys - Manny, Moe & Jack                                                          178
   12,600  PetSmart, Inc.                                                                        256
    5,100  Pier 1 Imports, Inc.*                                                                  10
  110,815  Regis Corp.                                                                         1,943
    9,530  Sally Beauty Holdings, Inc.*                                                           68
   16,700  Sonic Automotive, Inc. "A"                                                            159
      100  Staples, Inc.                                                                           2
      100  Tiffany & Co.                                                                           3
   17,550  Tractor Supply Co.*                                                                   674
    1,100  Zale Corp.*                                                                             4
                                                                                          ----------
                                                                                               4,774
                                                                                          ----------
TEXTILES (0.0%)
    2,200  Unifi, Inc.*                                                                            4
    1,900  Xerium Technologies, Inc.*                                                              1
                                                                                          ----------
                                                                                                   5
                                                                                          ----------
           Total Consumer Discretionary                                                       84,330
                                                                                          ----------
CONSUMER STAPLES (2.5%)
-----------------------
AGRICULTURAL PRODUCTS (0.2%)
      222  Alico, Inc.                                                                             6
   60,560  Archer-Daniels-Midland Co.                                                          1,667
    5,700  Bunge Ltd.                                                                            361
   32,900  Central Garden & Pet Co.*                                                             350
    9,000  Corn Products International, Inc.                                                     238
    4,700  Darling International, Inc.*                                                           35
   12,700  Fresh Del Monte Produce, Inc.*                                                        225
      200  Griffin Land & Nurseries, Inc.                                                          6
                                                                                          ----------
                                                                                               2,888
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
DISTILLERS & VINTNERS (0.0%)
      100  Central European Distribution Corp.*                                           $        3
      200  Constellation Brands, Inc. "A"*                                                         2
                                                                                          ----------
                                                                                                   5
                                                                                          ----------
DRUG RETAIL (0.3%)
   85,100  CVS Caremark Corp.                                                                  2,536
   11,500  Rite Aid Corp.*                                                                        13
   62,400  Walgreen Co.                                                                        1,859
                                                                                          ----------
                                                                                               4,408
                                                                                          ----------
FOOD DISTRIBUTORS (0.1%)
    6,100  Andersons, Inc.                                                                       153
      847  Nash Finch Co.                                                                         25
      100  Spartan Stores, Inc.                                                                    1
   53,000  Sysco Corp.                                                                         1,270
    9,000  United Natural Foods, Inc.*                                                           205
                                                                                          ----------
                                                                                               1,654
                                                                                          ----------
FOOD RETAIL (0.3%)
      200  Arden Group, Inc. "A"                                                                  26
   16,400  Casey's General Stores, Inc.                                                          414
    2,100  Great Atlantic & Pacific Tea Company, Inc.*                                             8
      700  Ingles Markets, Inc. "A"                                                               10
  107,570  Kroger Co.                                                                          2,453
    7,400  Ruddick Corp.                                                                         186
   64,700  Safeway, Inc.                                                                       1,311
      100  SUPERVALU, Inc.                                                                         2
    2,000  Susser Holdings Corp.*                                                                 27
    1,000  Village Super Market, Inc. "A"                                                         29
    9,590  Weis Markets, Inc.                                                                    335
      700  Whole Foods Market, Inc.                                                               13
   20,800  Winn Dixie Stores, Inc.*                                                              317
                                                                                          ----------
                                                                                               5,131
                                                                                          ----------
HOUSEHOLD PRODUCTS (0.1%)
    3,100  Central Garden & Pet Co. "A"*                                                          31
      100  Church & Dwight Co., Inc.                                                               5
       70  Clorox Co.                                                                              4
      100  Energizer Holdings, Inc.*                                                               5
   20,800  Procter & Gamble Co.                                                                1,080
      900  WD-40 Co.                                                                              23
                                                                                          ----------
                                                                                               1,148
                                                                                          ----------
HYPERMARKETS & SUPER CENTERS (0.4%)
   31,100  BJ's Wholesale Club, Inc.*                                                          1,096
    1,400  PriceSmart, Inc.                                                                       23
  123,974  Wal-Mart Stores, Inc.(b)                                                            6,167
                                                                                          ----------
                                                                                               7,286
                                                                                          ----------
PACKAGED FOODS & MEAT (0.2%)
      400  American Dairy, Inc.*                                                                  15
    1,100  B&G Foods, Inc. "A"                                                                     8
      700  Cal-Maine Foods, Inc.                                                                  17
    2,200  Calavo Growers, Inc.                                                                   35
      100  ConAgra Foods, Inc.                                                                     2
   79,200  Dean Foods Co.*                                                                     1,489
      929  Del Monte Foods Co.                                                                     8
    4,000  Diamond Foods, Inc.                                                                   118
    1,300  Farmer Brothers Co.                                                                    29
   16,100  Flowers Foods, Inc.                                                                   341
    5,300  Green Mountain Coffee Roasters, Inc.*                                                 442
      100  Hormel Foods Corp.                                                                      3
      400  HQ Sustainable Maritime Industries, Inc.*                                               4
    1,800  Imperial Sugar Co.                                                                     19
    4,000  J & J Snack Foods Corp.                                                               150
    3,300  Lance, Inc.                                                                            70
      333  Lifeway Foods, Inc.*                                                                    4
      100  McCormick & Co., Inc.                                                                   3
      800  Omega Protein Corp.*                                                                    4
    2,800  Ralcorp Holdings, Inc.*                                                               160
    3,498  Smart Balance, Inc.*                                                                   26
      500  Smithfield Foods, Inc.*                                                                 6

================================================================================

24  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      500  Synutra International, Inc.*                                                   $        5
   15,200  Tootsie Roll Industries, Inc.                                                         342
      100  TreeHouse Foods, Inc.*                                                                  3
      100  Tyson Foods, Inc. "A"                                                                   1
      100  Zhongpin, Inc.*                                                                         1
                                                                                          ----------
                                                                                               3,305
                                                                                          ----------
PERSONAL PRODUCTS (0.1%)
    9,500  Alberto-Culver Co.                                                                    221
    3,345  American Oriental Bioengineering, Inc.*                                                16
      600  Bare Escentuals, Inc.*                                                                  5
      800  Chattem, Inc.*                                                                         48
      500  China Sky One Medical, Inc.*                                                            7
    1,639  Elizabeth Arden, Inc.*                                                                 11
      100  Estee Lauder Companies, Inc. "A"                                                        3
   13,337  Herbalife Ltd.                                                                        390
      860  Mannatech, Inc.                                                                         3
      100  Mead Johnson Nutrition Co.*                                                             3
      100  NBTY, Inc.*                                                                             2
    5,600  Nu Skin Enterprises, Inc. "A"                                                          81
      600  Prestige Brands Holdings, Inc.*                                                         4
      600  Schiff Nutrition International, Inc.*                                                   3
      400  USANA Health Sciences, Inc.*                                                           11
                                                                                          ----------
                                                                                                 808
                                                                                          ----------
SOFT DRINKS (0.2%)
      100  Coca-Cola Co.                                                                           5
  133,900  Coca-Cola Enterprises, Inc.                                                         2,231
   16,200  Dr. Pepper Snapple Group, Inc.*                                                       352
    2,300  Hansen Natural Corp.*                                                                  84
    2,500  National Beverage Corp.*                                                               27
      100  Pepsi Bottling Group, Inc.                                                              3
    1,000  PepsiAmericas, Inc.                                                                    26
                                                                                          ----------
                                                                                               2,728
                                                                                          ----------
TOBACCO (0.6%)
    4,900  Alliance One International, Inc.*                                                      23
  278,615  Altria Group, Inc.(b)                                                               4,762
   79,900  Lorillard, Inc.(b)                                                                  5,460
      994  Schweitzer-Mauduit International, Inc.                                                 22
    3,800  Star Scientific, Inc.*                                                                 19
      300  Universal Corp.                                                                        11
    5,200  Vector Group Ltd.                                                                      76
                                                                                          ----------
                                                                                              10,373
                                                                                          ----------
           Total Consumer Staples                                                             39,734
                                                                                          ----------
ENERGY (3.3%)
-------------
COAL & CONSUMABLE FUELS (0.1%)
   27,100  Alpha Natural Resources, Inc.*                                                        747
      400  Arch Coal, Inc.                                                                         7
   11,000  CONSOL Energy, Inc.                                                                   453
    8,800  Foundation Coal Holdings, Inc.                                                        258
      200  GreenHunter Energy, Inc.*                                                               -
    7,200  International Coal Group, Inc.*                                                        23
   11,500  James River Coal Co.*                                                                 258
    9,900  Massey Energy Co.                                                                     227
      300  Patriot Coal Corp.*                                                                     3
      100  Peabody Energy Corp.                                                                    3
    7,100  Uranium Resources, Inc.*                                                                9
    5,800  USEC, Inc.*                                                                            31
      600  Westmoreland Coal Co.*                                                                  5
                                                                                          ----------
                                                                                               2,024
                                                                                          ----------
INTEGRATED OIL & GAS (1.2%)
   71,600  Chevron Corp.(b)                                                                    4,773
      100  ConocoPhillips                                                                          5

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
  132,300  Exxon Mobil Corp.(b)                                                           $    9,175
   78,000  Marathon Oil Corp.(b)                                                               2,487
   53,145  Murphy Oil Corp.                                                                    3,136
      100  Occidental Petroleum Corp.                                                              7
      500  SandRidge Energy, Inc.*                                                                 5
                                                                                          ----------
                                                                                              19,588
                                                                                          ----------
OIL & GAS DRILLING (0.9%)
      100  Atwood Oceanics, Inc.*                                                                  3
      400  Bronco Drilling Co., Inc.*                                                              2
  113,300  ENSCO International, Inc.(b)                                                        4,406
      100  Helmerich & Payne, Inc.                                                                 3
      400  Hercules Offshore, Inc.*                                                                2
      100  Nabors Industries Ltd.*                                                                 2
  168,400  Noble Corp.(b)                                                                      5,788
    6,600  Parker Drilling Co.*                                                                   31
      100  Patterson-UTI Energy, Inc.                                                              1
    2,700  Pioneer Drilling Co.*                                                                  17
      100  Pride International, Inc.*                                                              2
   60,200  Rowan Companies, Inc.                                                               1,232
   25,600  Transocean Ltd.*                                                                    2,035
      100  Union Drilling, Inc.*                                                                   1
      200  Unit Corp.*                                                                             7
                                                                                          ----------
                                                                                              13,532
                                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES (0.6%)
    1,500  Allis-Chalmers Energy, Inc.*                                                            4
      100  Baker Hughes, Inc.                                                                      4
      100  BJ Services Co.                                                                         2
    1,000  Bolt Technology Corp.*                                                                 11
      100  Cameron International Corp.*                                                            3
   42,405  CARBO Ceramics, Inc.                                                                1,604
   12,000  Complete Production Services, Inc.*                                                    85
      400  Dawson Geophysical Co.*                                                                11
  119,700  Dresser-Rand Group, Inc.*(b)                                                        3,352
    8,300  Dril-Quip, Inc.*                                                                      343
    1,400  ENGlobal Corp.*                                                                         8
      100  Global Industries Ltd.*                                                                 1
      700  Gulf Island Fabrication, Inc.                                                          11
    5,100  ION Geophysical Corp.*                                                                 15
    1,500  Matrix Service Co.*                                                                    17
   47,100  National-Oilwell Varco, Inc.*                                                       1,819
    1,400  Natural Gas Services Group, Inc.*                                                      21
    5,000  Newpark Resources, Inc.*                                                               14
      100  Oceaneering International, Inc.*                                                        5
      100  Oil States International, Inc.*                                                         3
      700  OYO Geospace Corp.*                                                                    11
      845  PHI, Inc.*                                                                             13
   20,800  RPC, Inc.                                                                             215
   13,105  Seacor Holdings, Inc.*                                                              1,001
      100  Smith International, Inc.                                                               3
    6,100  SulphCo, Inc.*                                                                          6
      100  Superior Energy Services, Inc.*                                                         2
      700  T-3 Energy Services, Inc.*                                                             10
   22,300  Tidewater, Inc.                                                                     1,063
                                                                                          ----------
                                                                                               9,657
                                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    3,800  Abraxas Petroleum Corp.*                                                                4
   19,420  Apco Argentina, Inc.                                                                  309

================================================================================

26  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      600  Approach Resources, Inc.*                                                      $        5
      100  Arena Resources, Inc.*                                                                  4
    1,800  Atlas America, Inc.                                                                    33
    1,300  ATP Oil & Gas Corp.*                                                                   12
    6,300  Berry Petroleum Co. "A"                                                               123
   27,305  Bill Barrett Corp.*                                                                   929
    3,800  BPZ Resources, Inc.*                                                                   27
      100  Cabot Oil & Gas Corp.                                                                   3
    1,200  Callon Petroleum Co.*                                                                   3
    2,700  Cano Petroleum, Inc.*                                                                   2
   16,400  Carrizo Oil & Gas, Inc.*                                                              350
      310  Chesapeake Energy Corp.                                                                 7
      100  Cimarex Energy Co.                                                                      3
    1,200  Clayton Williams Energy, Inc.*                                                         29
      100  CNX Gas Corp.*                                                                          3
   23,400  Comstock Resources, Inc.*                                                             932
    2,600  Concho Resources, Inc.*                                                                83
      900  Contango Oil & Gas Co.*                                                                45
      200  Continental Resources, Inc.*                                                            6
    1,800  Delta Pete Corp.*                                                                       4
      100  Denbury Resources, Inc.*                                                                2
      500  Double Eagle Petroleum Co.*                                                             2
      100  Encore Acquisition Co.*                                                                 4
    1,400  Energy Partners Ltd.*                                                                   -
    7,100  EXCO Resources, Inc.*                                                                 109
      100  Forest Oil Corp.*                                                                       2
    2,400  FX Energy, Inc.*                                                                        9
   11,300  Gasco Energy, Inc.*                                                                     5
    7,600  GeoGlobal Resources, Inc.*                                                              8
    1,600  GeoMet, Inc.*                                                                           2
      100  GeoResources, Inc.*                                                                     1
    1,100  Goodrich Petroleum Corp.*                                                              29
   12,000  Gran Tierra Energy, Inc.*                                                              36
    2,000  Harvest Natural Resources, Inc.*                                                       11
      800  Houston American Energy Corp.                                                           2
      100  Mariner Energy, Inc.*                                                                   1
   13,300  Meridian Resource Corp.*                                                                7
      100  Newfield Exploration Co.*                                                               4
    1,100  Northern Oil and Gas, Inc.*                                                             9
   25,600  Oilsands Quest, Inc.*                                                                  26
    7,600  Pacific Ethanol, Inc.*                                                                  3
      900  Panhandle Oil & Gas, Inc. "A"                                                          19
    1,908  Parallel Petroleum Corp.*                                                               4
   55,600  Penn Virginia Corp.                                                                 1,063
      100  Petroleum Development Corp.*                                                            2
    2,200  PetroQuest Energy, Inc.*                                                               12
      100  Plains Exploration & Production Co.*                                                    3
      100  PrimeEnergy Corp.*                                                                      4
    2,500  Quest Resource Corp.*                                                                   1
   44,200  Quicksilver Resources, Inc.*                                                          497
    4,200  RAM Energy Resources, Inc.*                                                             4
      100  St. Mary Land & Exploration Co.                                                         2
      900  Toreador Resources Corp.                                                                3
    2,700  TXCO Resources, Inc.*                                                                   1
    3,375  VAALCO Energy, Inc.*                                                                   15
      100  W&T Offshore, Inc.                                                                      1
      100  Whiting Petroleum Corp.*                                                                5
      100  XTO Energy, Inc.                                                                        4
                                                                                          ----------
                                                                                               4,828
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING (0.2%)
      523  Alon USA Energy, Inc.                                                          $        7
    2,700  Aventine Renewable Energy Holdings, Inc.*                                               -
    1,400  Clean Energy Fuels Corp.*                                                              13
      100  Delek US Holdings, Inc.                                                                 1
      100  Frontier Oil Corp.                                                                      2
      600  Holly Corp.                                                                            15
      100  Magellan Midstream Partners, LP                                                         3
   34,100  Sunoco, Inc.                                                                        1,038
  118,052  Tesoro Corp.                                                                        2,000
    9,700  Valero Energy Corp.                                                                   217
   11,325  VeraSun Energy Corp.*                                                                   -
    5,100  Verenium Corp.*                                                                         3
    8,700  Western Refining, Inc.*                                                               124
                                                                                          ----------
                                                                                               3,423
                                                                                          ----------
OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    2,800  Cheniere Energy, Inc.*                                                                 12
    1,800  Crosstex Energy, Inc.                                                                   6
    1,813  Golar LNG Ltd.                                                                         14
    5,900  Knightsbridge Tankers Ltd.                                                             88
      700  Overseas Shipholding Group, Inc.                                                       24
    1,300  Teekay Corp.                                                                           21
      100  Williams Companies, Inc.                                                                2
                                                                                          ----------
                                                                                                 167
                                                                                          ----------
           Total Energy                                                                       53,219
                                                                                          ----------
FINANCIALS  (4.5%)
------------------
ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      200  AllianceBernstein Holding, LP                                                           4
      800  Allied Capital Corp.                                                                    2
      900  American Capital Ltd.                                                                   2
    1,600  Ameriprise Financial, Inc.                                                             48
   57,635  Apollo Investment Corp.                                                               318
    5,294  Ares Capital Corp.                                                                     41
      700  BlackRock Kelso Capital Corp.                                                           5
      100  BlackRock, Inc. "A"                                                                    16
    2,700  Blackstone Group LP                                                                    30
      600  Capital Southwest Corp.                                                                43
      800  Cohen & Steers, Inc.                                                                   12
      200  Diamond Hill Investment Group, Inc.*                                                    8
      400  Eaton Vance Corp.                                                                      11
      700  Epoch Holding Corp.                                                                     4
   49,800  Federated Investors, Inc. "B"                                                       1,246
    1,200  Gladstone Capital Corp.                                                                 9
    1,100  Gladstone Investment Corp.                                                              5
      200  GLG Partners, Inc.                                                                      1
    1,400  Harris & Harris Group, Inc.*                                                            6
    1,848  Hercules Technology Growth Capital, Inc.                                               14
    1,700  Janus Capital Group, Inc.                                                              17
      700  Kohlberg Capital Corp.                                                                  3
    3,943  MCG Capital Corp.                                                                       9
    1,400  MVC Capital, Inc.                                                                      11
    1,200  NGP Capital Resources Co.                                                               9
      100  Northern Trust Corp.                                                                    6
      900  Patriot Capital Funding, Inc.                                                           2
    1,100  PennantPark Investment Corp.                                                            7
    1,435  Prospect Capital Corp.                                                                 12
      400  Pzena Investment Management, Inc. "A"                                                   3
      200  SEI Investments Co.                                                                     3
    6,460  State Street Corp.                                                                    300
       19  Teton Advisors, Inc., acquired 03/24/2009; cost: $0*(c),(d)                             -
      100  U.S. Global Investors, Inc. "A"                                                         1
      475  Virtus Investments Partners, Inc.*                                                      7

================================================================================

28  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   43,200  Waddell & Reed Financial, Inc. "A"                                             $    1,054
      700  Westwood Holdings Group, Inc.                                                          28
                                                                                          ----------
                                                                                               3,297
                                                                                          ----------
CONSUMER FINANCE (0.1%)
    2,400  Advance America, Cash Advance Centers, Inc.                                            11
   62,000  American Express Co.                                                                1,541
      600  AmeriCredit Corp.*                                                                      8
      100  Cash America International, Inc.                                                        2
      900  CompuCredit Corp.*                                                                      3
      300  Credit Acceptance Corp.*                                                                6
      100  Discover Financial Services                                                             1
      700  Dollar Financial Corp.*                                                                 7
      600  EZCORP, Inc. "A"*                                                                       7
    2,900  First Cash Financial Services, Inc.*                                                   44
    3,400  First Marblehead Corp.*                                                                 6
    2,400  SLM Corp.*                                                                             16
    1,500  World Acceptance Corp.*                                                                30
                                                                                          ----------
                                                                                               1,682
                                                                                          ----------
DIVERSIFIED BANKS (0.1%)
    8,500  Columbia Banking System, Inc.                                                          93
      100  Comerica, Inc.                                                                          2
   37,900  F.N.B. Corp.                                                                          253
   72,400  Wells Fargo & Co.                                                                   1,846
                                                                                          ----------
                                                                                               2,194
                                                                                          ----------
INSURANCE BROKERS (0.1%)
      400  Aon Corp.                                                                              14
   95,800  Arthur J. Gallagher & Co.                                                           2,007
    4,900  Brown & Brown, Inc.                                                                    94
    1,600  eHealth, Inc.*                                                                         26
      425  Life Partners Holdings, Inc.                                                            7
                                                                                          ----------
                                                                                               2,148
                                                                                          ----------
INVESTMENT BANKING & BROKERAGE (0.6%)
    1,400  Broadpoint Securities Group, Inc.*                                                      6
   72,500  Charles Schwab Corp.                                                                1,276
    2,200  E*TRADE Financial Corp.*                                                                3
   12,300  Evercore Partners, Inc. "A"                                                           238
    1,200  FBR Capital Markets Corp.*                                                              6
      100  FCStone Group, Inc.*                                                                    -
    4,500  Greenhill & Co., Inc.                                                                 331
      300  International Assets Holding Corp.*                                                     4
   47,700  Investment Technology Group, Inc.*                                                    992
   12,500  Jefferies Group, Inc.*                                                                270
   14,735  KBW, Inc.*                                                                            383
   25,600  Knight Capital Group, Inc. "A"*                                                       441
    2,600  LaBranche & Co., Inc.*                                                                 11
    3,900  MarketAxess Holdings, Inc.*                                                            41
   83,400  Morgan Stanley                                                                      2,529
      800  optionsXpress Holdings, Inc.                                                           14
    1,300  Penson Worldwide, Inc.*                                                                13
    1,100  Piper Jaffray Co., Inc.*                                                               40
   20,900  Raymond James Financial, Inc.(a)                                                      332
    1,100  Sanders Morris Harris Group, Inc.                                                       6
    9,203  Stifel Financial Corp.*                                                               401
   11,100  SWS Group, Inc.                                                                       142
   77,800  TD Ameritrade Holding Corp.*                                                        1,326
    1,100  Thomas Weisel Partners Group, Inc.*                                                     5
    1,900  TradeStation Group, Inc.*                                                              16
                                                                                          ----------
                                                                                               8,826
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE (0.4%)
   26,685  AFLAC, Inc.                                                                    $      947
    2,500  American Equity Investment Life Insurance Co.                                          15
    2,344  Citizens, Inc.*                                                                        16
      800  Conseco, Inc.*                                                                          2
    5,100  Delphi Financial Group, Inc. "A"                                                       97
      800  FBL Financial Group, Inc. "A"                                                           6
      400  Independence Holding Co.                                                                3
      200  Kansas City Life Insurance Co.                                                          5
    5,400  Lincoln National Corp.                                                                102
      100  MetLife, Inc.                                                                           3
      200  National Western Life Insurance Co. "A"                                                24
    4,600  Phoenix Companies, Inc.                                                                 9
    1,314  Presidential Life Corp.                                                                11
      100  Principal Financial Group, Inc.                                                         2
      200  Protective Life Corp.                                                                   3
   19,100  Prudential Financial, Inc.                                                            762
   19,005  StanCorp Financial Group, Inc.                                                        590
   31,400  Torchmark Corp.                                                                     1,261
  160,400  Unum Group                                                                          2,744
                                                                                          ----------
                                                                                               6,602
                                                                                          ----------
MULTI-LINE INSURANCE (0.3%)
    3,400  American Financial Group, Inc.                                                         73
   13,900  American International Group, Inc.                                                     24
    2,100  American National Insurance Co.                                                       166
   25,800  Assurant, Inc.                                                                        610
    1,900  Genworth Financial, Inc. "A"                                                           11
    4,300  Hartford Financial Services Group, Inc.                                                62
  153,800  HCC Insurance Holdings, Inc.                                                        3,797
   52,140  Horace Mann Educators Corp.                                                           471
      300  Loews Corp.                                                                             8
   14,000  Unitrin, Inc.                                                                         203
                                                                                          ----------
                                                                                               5,425
                                                                                          ----------
MULTI-SECTOR HOLDINGS (0.0%)
      900  Ampal-American Israel Corp. "A"*                                                        2
    3,000  Compass Diversified Holdings                                                           26
      800  Leucadia National Corp.*                                                               17
    3,000  PICO Holdings, Inc.*                                                                   84
                                                                                          ----------
                                                                                                 129
                                                                                          ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      122  Bank of America Corp.                                                                   1
   23,800  Citigroup, Inc.(a)                                                                     89
   19,200  JPMorgan Chase & Co.                                                                  708
      800  Medallion Financial Corp.                                                               6
    1,600  RiskMetrics Group, Inc.*                                                               26
                                                                                          ----------
                                                                                                 830
                                                                                          ----------
PROPERTY & CASUALTY INSURANCE (1.0%)
   38,700  ACE Ltd.                                                                            1,702
    8,900  Allied World Assurance Co. Holdings Ltd.                                              336
      185  Allstate Corp.                                                                          5
  220,900  Ambac Financial Group, Inc.(a)                                                        276
      473  American Physicians Capital, Inc.                                                      18
    1,300  American Safety Insurance Holdings Ltd.*                                               16
    1,100  Amerisafe, Inc.*                                                                       18
      900  AmTrust Financial Services, Inc.                                                        9

================================================================================

30  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      100  Assured Guaranty Ltd.                                                          $        1
    1,500  Baldwin & Lyons, Inc. "B"                                                              29
   25,060  Chubb Corp.                                                                           994
      600  Cincinnati Financial Corp.                                                             14
    5,000  CNA Financial Corp.                                                                    73
      900  CNA Surety Corp.*                                                                      14
    1,900  Donegal Group, Inc. "A"                                                                29
      371  EMC Insurance Group, Inc.                                                               8
   31,982  Employers Holdings, Inc.                                                              390
    3,100  Erie Indemnity Co. "A"                                                                107
      100  Fidelity National Financial, Inc. "A"                                                   1
      900  First Acceptance Corp.*                                                                 2
  107,400  First American Corp.                                                                2,451
      800  First Mercury Financial Corp.*                                                         12
    1,500  FPIC Insurance Group, Inc.*                                                            45
      322  Hallmark Financial Services, Inc.*                                                      2
      300  Hanover Insurance Group, Inc.                                                          10
   10,900  Harleysville Group, Inc.                                                              319
      800  Infinity Property & Casualty Corp.                                                     29
    1,300  LandAmerica Financial Group, Inc.                                                       -
      700  MBIA, Inc.*                                                                             5
    3,090  Meadowbrook Insurance Group, Inc.                                                      23
      200  Mercury General Corp.                                                                   7
    1,300  National Interstate Corp.                                                              21
    2,400  Navigators Group, Inc.*                                                               105
      700  NYMAGIC, Inc.                                                                          10
      300  OneBeacon Insurance Group Ltd. "A"                                                      3
    1,700  PMA Capital Corp. "A"*                                                                  8
    8,700  ProAssurance Corp.*                                                                   393
  146,100  Progressive Corp.*                                                                  2,357
    8,300  RLI Corp.                                                                             389
      901  Safety Insurance Group, Inc.                                                           28
    1,250  SeaBright Insurance Holdings, Inc.*                                                    10
   26,950  Selective Insurance Group, Inc.                                                       356
   14,757  State Auto Financial Corp.                                                            247
      900  Stewart Information Services Corp.                                                     14
    2,054  Tower Group, Inc.                                                                      49
  122,820  Travelers Companies, Inc.(b)                                                        4,994
    1,300  United Fire & Casualty Co.                                                             23
      100  W.R.Berkley Corp.                                                                       2
    1,082  Wesco Financial Corp.                                                                 321
    1,600  White Mountains Insurance Group Ltd.                                                  352
      100  Zenith National Insurance Corp.                                                         2
                                                                                          ----------
                                                                                              16,629
                                                                                          ----------
REGIONAL BANKS (1.1%)
    1,400  1st Source Corp.                                                                       25
      600  AMCORE Financial, Inc.                                                                  1
      800  Ameris Bancorp                                                                          5
      900  Ames National Corp.                                                                    18
      600  Arrow Financial Corp.                                                                  15
      300  Associated Banc Corp.                                                                   4
    1,200  BancFirst Corp.                                                                        46
   16,000  BancorpSouth, Inc.                                                                    356
      955  BancTrust Financial Group, Inc.                                                         4
   37,800  Bank of Hawaii Corp.                                                                1,415
    9,300  Bank of the Ozarks, Inc.                                                              235
      700  Banner Corp.                                                                            4
    2,500  BB&T Corp.                                                                             56
      400  BOK Financial Corp.                                                                    16
    3,200  Boston Private Financial Holdings, Inc.                                                16
      400  Bryn Mawr Bank Corp.                                                                    7
    1,100  Camden National Corp.                                                                  36

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      669  Capital City Bank Group, Inc.                                                  $       10
      800  Capitol Bancorp Ltd.                                                                    3
    1,400  Cardinal Financial Corp.                                                               11
    1,200  Cascade Bancorp, Inc.                                                                   2
   25,195  Cathay General Bancorp(a)                                                             261
      575  CenterState Banks of Florida, Inc.                                                      5
   14,100  Central Pacific Financial Corp.                                                        84
    3,100  Chemical Financial Corp.                                                               58
      525  Citizens & Northern Corp.                                                              11
    4,700  Citizens Republic Bankcorp, Inc.*                                                       5
    2,800  City Holding Co.                                                                       89
      100  City National Corp.                                                                     4
    1,100  Cobiz Financial, Inc.                                                                   7
    1,300  Colonial BancGroup, Inc.                                                                2
   23,800  Community Bank System, Inc.                                                           369
      900  Community Trust Bancorp, Inc.                                                          25
   16,205  Cullen/Frost Bankers, Inc.                                                            793
   57,935  CVB Financial Corp.(a)                                                                368
   53,935  East West Bancorp, Inc.                                                               435
      600  Enterprise Financial Services Corp.                                                     5
    1,100  Farmers Capital Bank Corp.                                                             24
    2,210  Fifth Third Bancorp                                                                    15
      700  Financial Institutions, Inc.                                                            8
      551  First Advantage Corp. "A"*                                                              7
   14,310  First BanCorp                                                                          70
      844  First Bancorp                                                                          12
    1,300  First Bancorp, Inc.                                                                    22
    1,056  First Citizens BancShares, Inc. "A"                                                   140
   50,150  First Commonwealth Financial Corp.                                                    371
      545  First Community Bancshares, Inc.                                                       10
    3,500  First Financial Bancorp                                                                30
   14,700  First Financial Bankshares, Inc.                                                      718
    2,200  First Financial Corp.                                                                  74
  120,500  First Horizon National Corp.                                                        1,463
    1,222  First Merchants Corp.                                                                  12
    3,715  First Midwest Bancorp, Inc.                                                            32
      500  First South Bancorp, Inc.                                                               5
   47,484  Firstmerit Corp.                                                                      827
    1,400  Frontier Financial Corp.                                                                2
   15,700  Fulton Financial Corp.                                                                 91
      100  Glacier Bancorp, Inc.                                                                   2
      719  Greene Bankshares, Inc.                                                                 4
    5,200  Hancock Holding Co.                                                                   182
    2,200  Hanmi Financial Corp.                                                                   3
    2,411  Harleysville National Corp.                                                            15
      727  Heartland Financial USA, Inc.                                                          11
      700  Heritage Commerce Corp.                                                                 4
    2,796  Home BancShares, Inc.                                                                  56
   77,600  Huntington Bancshares, Inc.                                                           304
      500  IBERIABANK Corp.                                                                       22
    1,200  Independent Bank Corp.                                                                 24
    1,000  Integra Bank Corp.                                                                      1
   32,300  International Bancshares Corp.(a)                                                     362
    2,800  Lakeland Bancorp, Inc.                                                                 30
    1,900  Lakeland Financial Corp.                                                               36
    3,700  M&T Bank Corp.(a)                                                                     186
    3,100  MainSource Financial Group, Inc.                                                       25
      100  Marshall & Ilsley Corp.                                                                 1

================================================================================

32  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    7,000  MB Financial, Inc.                                                             $       71
    3,200  Midwest Banc Holdings, Inc.                                                             4
    1,100  Nara Bancorp, Inc.                                                                      5
    9,700  National Penn Bancshares, Inc.                                                         59
    9,800  NBT Bancorp, Inc.                                                                     215
    1,100  Northfield Bancorp, Inc.                                                               12
   47,000  Old National Bancorp(a)                                                               564
      800  Old Second Bancorp, Inc.                                                                5
    2,100  Pacific Capital Bancorp                                                                11
    1,200  Pacific Continental Corp.                                                              15
      100  Pacwest Bancorp                                                                         1
    5,691  Park National Corp.(a)                                                                359
      800  Pennsylvania Commerce Bancorp, Inc.*                                                   15
      650  Peoples Bancorp, Inc.                                                                  12
    1,500  Pinnacle Financial Partners, Inc.*                                                     22
      101  PNC Financial Services Group, Inc.                                                      5
    1,165  PremierWest Bancorp                                                                     4
   17,600  PrivateBancorp, Inc.                                                                  353
   14,500  Prosperity Bancshares, Inc.                                                           407
   37,900  Provident Financial Services, Inc.                                                    373
   66,425  Regions Financial Corp.                                                               278
    4,400  Renasant Corp.                                                                         60
      500  Republic Bancorp, Inc. "A"                                                             12
   24,300  S&T Bancorp, Inc.                                                                     363
    2,400  S.Y. Bancorp, Inc.                                                                     59
    2,300  Sandy Spring Bancorp, Inc.                                                             31
      800  Santander BanCorp                                                                       6
    1,500  SCBT Financial Corp.                                                                   34
      800  Seacoast Banking Corp.                                                                  2
      557  Shore Bancshares, Inc.                                                                 10
      450  Sierra Bancorp                                                                          7
   27,500  Signature Bank*                                                                       744
    2,300  Simmons First National Corp. "A"                                                       63
      605  Smithtown Bancorp, Inc.                                                                 7
    2,300  South Financial Group, Inc.                                                             4
    1,190  Southside Bancshares, Inc.                                                             27
      800  Southwest Bancorp, Inc.                                                                 7
    1,000  State Bancorp, Inc.                                                                     8
    3,200  StellarOne Corp.                                                                       39
    3,800  Sterling Bancorp                                                                       35
    2,900  Sterling Financial Corp.                                                               12
      600  Suffolk Bancorp                                                                        16
    1,050  Sun Bancorp, Inc.*                                                                      7
      100  SunTrust Banks, Inc.                                                                    1
      100  Susquehanna Bancshares, Inc.                                                            1
      100  SVB Financial Group*                                                                    3
  104,400  Synovus Financial Corp.                                                               341
      500  TCF Financial Corp.                                                                     7
    4,100  Texas Capital Bancshares, Inc.*                                                        63
      700  Tompkins Financial Corp.                                                               34
    1,200  TowneBank                                                                              20
    2,500  TriCo Bancshares                                                                       36
   22,950  TrustCo Bank Corp. NY                                                                 129
    1,200  Trustmark Corp.                                                                        24
    2,400  UCBH Holdings, Inc.                                                                     4
   10,200  UMB Financial Corp.                                                                   409
   28,470  Umpqua Holdings Corp.                                                                 242
    2,000  Union Bankshares Corp.                                                                 29
   17,800  United Bankshares, Inc.(a)                                                            375
    2,138  United Community Banks, Inc.                                                           17
      474  United Security Bancshares, Inc.                                                        3
    1,600  Univest Corp.                                                                          32
   26,805  Valley National Bancorp                                                               325
      800  Washington Trust Bancorp, Inc.                                                         14
      325  Webster Financial Corp.                                                                 2

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    2,700  WesBanco, Inc.                                                                 $       44
    2,300  West Bancorp., Inc.                                                                    15
      700  West Coast Bancorp                                                                      2
    7,800  Westamerica Bancorp                                                                   405
    1,214  Western Alliance Bancorp.*                                                              8
   27,700  Whitney Holding Corp.                                                                 344
   16,400  Wilmington Trust Corp.                                                                236
    1,100  Wilshire Bancorp, Inc.                                                                  5
      300  Wintrust Financial Corp.                                                                5
      692  Yadkin Valley Financial Corp.                                                           4
   22,600  Zions Bancorp(a)                                                                      309
                                                                                          ----------
                                                                                              17,838
                                                                                          ----------
REINSURANCE (0.1%)
    4,800  Arch Capital Group Ltd.*                                                              273
    2,900  Maiden Holdings Ltd.                                                                   15
    6,000  Max Capital Group Ltd.                                                                 95
    9,500  Odyssey Re Holdings Corp.                                                             382
   13,600  Platinum Underwriters Holdings Ltd.                                                   392
      100  Reinsurance Group of America, Inc. "A"                                                  4
    8,800  Transatlantic Holdings, Inc.                                                          340
                                                                                          ----------
                                                                                               1,501
                                                                                          ----------
SPECIALIZED FINANCE (0.1%)
    1,800  CIT Group, Inc.                                                                         7
      100  Financial Federal Corp.                                                                 2
   26,025  MSCI, Inc. "A"*                                                                       554
    2,100  NASDAQ OMX Group, Inc.*                                                                44
    1,226  Newstar Financial, Inc.*                                                                4
      400  NYSE Euronext                                                                          12
      100  PHH Corp.*                                                                              2
      900  Portfolio Recovery Associates, Inc.*                                                   32
                                                                                          ----------
                                                                                                 657
                                                                                          ----------
THRIFTS & MORTGAGE FINANCE (0.3%)
    1,300  Abington Bancorp, Inc.                                                                 11
      100  Astoria Financial Corp.                                                                 1
    2,600  Bank Mutual Corp.                                                                      24
    3,000  BankFinancial Corp.                                                                    27
    1,900  Beneficial Mutual Bancorp, Inc.*                                                       18
    1,800  Berkshire Hills Bancorp, Inc.                                                          39
    3,500  Brookline Bancorp, Inc.                                                                34
      500  Brooklyn Federal Bancorp, Inc.                                                          6
    1,300  Centerline Holding Co.                                                                  -
      600  City Bank                                                                               2
    1,800  Clifton Savings Bancorp, Inc.                                                          18
    1,000  Danvers Bancorp, Inc.                                                                  15
      700  Dime Community Bancorp, Inc.                                                            6
      300  Doral Financial Corp.*                                                                  1
    5,800  Downey Financial Corp.                                                                  -
      800  Encore Bancshares, Inc.*                                                                5
    2,200  Essa Bancorp, Inc.                                                                     31
   10,300  Fannie Mae                                                                              7
    1,300  First Busey Corp.                                                                      10
    1,400  First Financial Holdings, Inc.                                                         12
    1,100  First Financial Northwest, Inc.                                                        10
   33,400  First Niagara Financial Group, Inc.                                                   424
      900  First Place Financial Corp.                                                             4
      500  FirstFed Financial Corp.*                                                               -
    9,300  Flagstar Bancorp, Inc.*                                                                 9
    1,400  Flushing Financial Corp.                                                               14
      400  Fox Chase Bancorp, Inc.*                                                                4
    8,500  Freddie Mac(a)                                                                          7

================================================================================

34  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,500  Home Federal Bancorp, Inc.                                                     $       14
   26,700  Hudson City Bancorp, Inc.                                                             343
   87,600  IndyMac Bancorp, Inc.*                                                                  4
   28,600  Kearny Financial Corp.                                                                321
      800  Meridian Interstate Bancorp, Inc.*                                                      7
      600  MGIC Investment Corp.                                                                   3
      500  NASB Financial, Inc.                                                                   14
      200  New York Community Bancorp, Inc.                                                        2
  112,800  NewAlliance Bancshares, Inc.                                                        1,460
   14,700  Northwest Bancorp, Inc.                                                               271
    1,400  OceanFirst Financial Corp.                                                             18
   80,825  Ocwen Financial Corp.*                                                              1,009
      600  Oritani Financial Corp.*                                                                8
    4,500  PMI Group, Inc.                                                                         8
    2,259  Provident New York Bancorp                                                             19
    3,300  Radian Group, Inc.                                                                      9
    1,400  Rockville Financial, Inc.                                                              15
      500  Roma Financial Corp.                                                                    6
    1,672  United Community Financial Corp.                                                        2
      900  United Financial Bancorp, Inc.                                                         11
    1,800  ViewPoint Financial Group                                                              26
      700  Washington Federal, Inc.                                                                9
   20,500  Washington Mutual, Inc.                                                                 2
    1,900  Westfield Financial, Inc.                                                              17
      400  WSFS Financial Corp.                                                                   11
                                                                                          ----------
                                                                                               4,348
                                                                                          ----------
           Total Financials                                                                   72,106
                                                                                          ----------
HEALTH CARE (4.2%)
------------------
BIOTECHNOLOGY (0.4%)
      100  Abraxis BioScience, Inc.*                                                               5
    1,900  Acadia Pharmaceuticals, Inc.*                                                           4
      600  Acorda Therapeutics, Inc.*                                                             15
    4,400  Alexion Pharmaceuticals, Inc.*                                                        161
   10,500  Alkermes, Inc.*                                                                        86
    2,109  Alnylam Pharmaceuticals, Inc.*                                                         43
   73,300  Amgen, Inc.*(b)                                                                     3,661
      300  Amicus Therapeutics, Inc.*                                                              2
    4,000  Arena Pharmaceuticals, Inc.*                                                           15
    4,500  ARIAD Pharmaceuticals, Inc.*                                                            7
    2,100  ArQule, Inc.*                                                                          11
    2,600  Array BioPharma, Inc.*                                                                  8
      100  BioMarin Pharmaceutical, Inc.*                                                          1
   10,400  Celera Corp.*                                                                          79
   13,700  Cell Genesys, Inc.*                                                                     6
      800  Celldex Therapeutics, Inc.*                                                             7
    3,715  Cepheid*                                                                               38
   17,833  Cubist Pharmaceuticals, Inc.*                                                         304
    4,600  Dendreon Corp.*                                                                       104
    2,700  Dyax Corp.*                                                                             5
   18,665  Emergent BioSolutions, Inc.*                                                          204
    1,900  Enzo Biochem, Inc.*                                                                     8
    2,634  Enzon Pharmaceuticals, Inc.*                                                           21
    5,080  Facet Biotech Corp.*                                                                   50
      100  Gen-Probe, Inc.*                                                                        4
    2,900  Genomic Health, Inc.*                                                                  56
    5,100  Geron Corp.*(a)                                                                        34
    1,100  GTx, Inc.*                                                                             10
    1,200  Halozyme Therapeutics, Inc.*                                                            8
    6,900  Human Genome Sciences, Inc.*                                                           17

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,500  Idenix Pharmaceuticals, Inc.*                                                  $        5
    1,086  Idera Pharmaceuticals, Inc.*                                                            6
    8,800  Immunogen, Inc.*                                                                       73
    3,700  Immunomedics, Inc.*                                                                     9
    4,300  Incyte Corp.*                                                                          14
    1,900  InterMune, Inc.*                                                                       23
    5,200  Isis Pharmaceuticals, Inc.*                                                            72
    5,300  Ligand Pharmaceuticals, Inc. "B"*                                                      16
    2,900  Mannkind Corp.*                                                                        19
    4,000  Marshall Edwards, Inc.*                                                                 3
    4,500  Martek Biosciences Corp.                                                               95
      300  Maxygen, Inc.*                                                                          2
    5,300  Medarex, Inc.*                                                                         38
    1,000  Molecular Insight Pharmaceuticals, Inc.*                                                4
    1,000  Momenta Pharmaceuticals, Inc.*                                                          9
   11,700  Myriad Genetics, Inc.*                                                                423
    2,800  Nabi Biopharmaceuticals*                                                                8
      200  Nanosphere, Inc.*                                                                       1
    2,000  Neurocrine Biosciences, Inc.*                                                           6
    2,800  NPS Pharmaceuticals, Inc.*                                                              9
    3,300  Onyx Pharmaceuticals, Inc.*                                                            78
    8,800  OPKO Health, Inc.*                                                                     11
    2,800  OSI Pharmaceuticals, Inc.*                                                             95
      800  Osiris Therapeutics, Inc.*                                                             10
   47,155  PDL BioPharma, Inc.                                                                   328
    1,100  Pharmasset, Inc.*                                                                      12
      600  Protalix BioTherapeutics, Inc.*                                                         2
    3,334  Regeneron Pharmaceuticals, Inc.*                                                       51
    1,700  Repligen Corp.*                                                                         7
    5,300  Rexahn Pharmaceuticals, Inc.*                                                           6
    2,000  Sangamo Biosciences, Inc.*                                                              8
    4,000  Seattle Genetics, Inc.*                                                                37
      800  Synta Pharmaceuticals Corp.*                                                            3
    1,000  Targacept, Inc.*                                                                        3
    6,200  Telik, Inc.*                                                                            4
      500  Theravance, Inc.*                                                                       7
    2,300  United Therapeutics Corp.*                                                            184
   12,700  XOMA Ltd.*                                                                             10
    2,000  ZymoGenetics, Inc.*                                                                     8
                                                                                          ----------
                                                                                               6,673
                                                                                          ----------
HEALTH CARE DISTRIBUTORS (0.2%)
      900  Advisory Board Co.*                                                                    21
   43,200  AmerisourceBergen Corp.                                                             1,603
    1,300  BMP Sunstone Corp.*                                                                     6
   35,100  Cardinal Health, Inc.                                                               1,255
      700  Chindex International, Inc.*                                                            6
    1,500  CryoLife, Inc.*                                                                         7
      100  Henry Schein, Inc.*                                                                     4
      600  MWI Veterinary Supply, Inc.*                                                           17
    9,500  Owens & Minor, Inc.                                                                   333
      100  Patterson Companies, Inc.*                                                              2
      100  PSS World Medical, Inc.*                                                                2
                                                                                          ----------
                                                                                               3,256
                                                                                          ----------
HEALTH CARE EQUIPMENT (0.6%)
    2,785  Abaxis, Inc.*                                                                          49
    4,100  ABIOMED, Inc.*                                                                         24
    1,400  Alphatec Holdings, Inc.*                                                                3
    4,000  American Medical Systems Holdings, Inc.*                                               61
    3,200  AngioDynamics, Inc.*                                                                   39

================================================================================

36  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      500  Beckman Coulter, Inc.                                                          $       27
    5,100  Cantel Medical Corp.*                                                                  69
    1,100  Cardiac Science Corp.*                                                                  5
      675  Clinical Data, Inc.*                                                                    8
    1,700  Conceptus, Inc.*                                                                       27
      100  CONMED Corp.*                                                                           2
   29,800  Cyberonics, Inc.*                                                                     432
    2,300  DexCom, Inc.*                                                                          13
      400  Edwards Lifesciences Corp.*                                                            26
   17,200  ev3, Inc.*                                                                            157
      200  Exactech, Inc.*                                                                         3
      100  Fresenius Kabi Pharmaceuticals Holding, Inc.*                                           -
   37,900  Greatbatch, Inc.*                                                                     783
    1,200  Hansen Medical, Inc.*                                                                   7
    1,000  Hill-Rom Holdings, Inc.                                                                16
      200  Hologic, Inc.*                                                                          3
   19,500  Hospira, Inc.*                                                                        673
    1,300  I-Flow Corp.*                                                                           7
    6,290  IDEXX Laboratories, Inc.*                                                             263
      900  Insulet Corp.*                                                                          7
      400  Integra Lifesciences Holdings Corp.*                                                   10
    1,600  Intuitive Surgical, Inc.*                                                             240
    2,800  IRIS International, Inc.*                                                              33
      200  Kensey Nash Corp.*                                                                      5
   15,900  Masimo Corp.*                                                                         381
      100  Meridian Bioscience, Inc.                                                               2
    1,000  Micrus Endovascular Corp.*                                                              9
      200  Natus Medical, Inc.*                                                                    2
    3,600  Nektar Therapeutics*                                                                   24
   10,800  NuVasive, Inc.*                                                                       390
    1,200  NxStage Medical, Inc.*                                                                  4
    3,500  Orthovita, Inc.*                                                                       13
    2,100  Palomar Medical Technologies, Inc.*                                                    21
   32,400  ResMed, Inc.*                                                                       1,201
    1,500  Somanetics Corp.*                                                                      25
    1,900  SonoSite, Inc.*                                                                        35
    1,800  Spectranetics Corp.*                                                                    8
      100  St. Jude Medical, Inc.*                                                                 4
    1,700  Stereotaxis, Inc.*                                                                      6
   15,700  Steris Corp.                                                                          371
      845  SurModics, Inc.*                                                                       17
    1,900  Symmetry Medical, Inc.*                                                                15
    1,500  Synovis Life Technologies, Inc.*                                                       29
   70,800  Thoratec Corp.*                                                                     1,776
    2,200  TomoTherapy, Inc.*                                                                      5
   33,500  Varian Medical Systems, Inc.*                                                       1,198
    2,000  Vision-Sciences, Inc.*                                                                  2
      800  VNUS Medical Technologies, Inc.*                                                       23
   10,700  Volcano Corp.*                                                                        132
      300  ZOLL Medical Corp.*                                                                     5
                                                                                          ----------
                                                                                               8,690
                                                                                          ----------
HEALTH CARE FACILITIES (0.1%)
    3,900  AmSurg Corp.*                                                                          73
      100  Brookdale Senior Living, Inc.                                                           1
    1,300  Capital Senior Living Corp.*                                                            6
    8,500  Community Health Systems, Inc.*                                                       224
      500  Ensign Group, Inc.                                                                      7
    1,800  Five Star Quality Care, Inc.*                                                           4
    1,400  Hanger Orthopedic Group, Inc.*                                                         21
    1,100  Health Management Associates, Inc. "A"*                                                 6
    4,600  HealthSouth Corp.*                                                                     55
   25,958  Kindred Healthcare, Inc.*                                                             341
      100  LifePoint Hospitals, Inc.*                                                              3
      855  MedCath Corp.*                                                                          9
      500  National Healthcare Corp.                                                              19
    1,800  Odyssey Healthcare, Inc.*                                                              18

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      800  Psychiatric Solutions, Inc.*                                                   $       15
      969  RehabCare Group, Inc.*                                                                 21
    1,000  Skilled Healthcare Group, Inc. "A"*                                                     9
    4,200  Stewart Enterprises, Inc. "A"                                                          17
    2,300  Sun Healthcare Group, Inc.*                                                            21
    1,900  Sunrise Senior Living, Inc.*                                                            5
    2,300  Tenet Healthcare Corp.*                                                                 8
      638  U.S. Physical Therapy, Inc.*                                                            9
   18,200  Universal Health Services, Inc. "B"                                                 1,000
      300  VCA Antech, Inc.*                                                                       7
                                                                                          ----------
                                                                                               1,899
                                                                                          ----------
HEALTH CARE SERVICES (0.3%)
      338  Air Methods Corp.*                                                                      9
    1,400  Alliance Imaging, Inc.*                                                                10
      430  Almost Family, Inc.*                                                                   11
   12,100  Amedisys, Inc.*                                                                       368
    1,800  AMN Healthcare Services, Inc.*                                                         13
      100  athenahealth, Inc.*                                                                     3
    1,500  Bio-Reference Laboratories, Inc.*                                                      41
   18,300  Catalyst Health Solutions, Inc.*                                                      391
      409  CorVel Corp.*                                                                           9
    3,205  Cross Country Healthcare, Inc.*                                                        25
      500  Emergency Medical Services Corp. "A"*                                                  15
      100  Genoptix, Inc.*                                                                         3
    6,110  Gentiva Health Services, Inc.*                                                         97
    2,000  Healthways, Inc.*                                                                      24
      618  HMS Holdings Corp.*                                                                    22
    1,900  inVentiv Health, Inc.*                                                                 24
      500  IPC The Hospitalist Co., Inc.*                                                         12
      600  Landauer, Inc.                                                                         34
      200  LHC Group, Inc.*                                                                        5
  115,385  Lincare Holdings, Inc.*                                                             2,513
      300  National Research Corp.                                                                 8
      400  Nighthawk Radiology Holdings, Inc.*                                                     2
   37,900  Omnicare, Inc.                                                                      1,024
      700  Providence Service Corp.*                                                               8
    1,425  ResCare, Inc.*                                                                         20
      337  Virtual Radiologic Corp.*                                                               3
                                                                                          ----------
                                                                                               4,694
                                                                                          ----------
HEALTH CARE SUPPLIES (0.1%)
   22,900  Align Technology, Inc.*                                                               271
      100  Atrion Corp.                                                                           11
   19,000  Cooper Companies, Inc.                                                                504
      300  Cynosure, Inc. "A"*                                                                     2
      100  DENTSPLY International, Inc.                                                            3
   10,800  Haemonetics Corp.*                                                                    575
      500  ICU Medical, Inc.*                                                                     18
   27,800  Immucor Corp.*                                                                        418
    1,900  Invacare Corp.                                                                         32
    7,700  Inverness Medical Innovations, Inc.*                                                  251
    1,200  Medical Action Industries, Inc.*                                                       12
    1,500  Merit Medical Systems, Inc.*                                                           21
    1,700  Neogen Corp.*                                                                          38
    2,600  OraSure Technologies, Inc.*                                                             9
    3,000  RTI Biologics, Inc.*                                                                   12
    1,800  TranS1, Inc.*                                                                          15
      100  West Pharmaceutical Services, Inc.                                                      3
                                                                                          ----------
                                                                                               2,195
                                                                                          ----------
HEALTH CARE TECHNOLOGY (0.1%)
    8,000  Allscripts Healthcare Solutions, Inc.                                                 103

================================================================================

38  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    5,600  Cerner Corp.*                                                                  $      327
    5,500  Computer Programs and Systems, Inc.                                                   188
   22,300  HLTH Corp.*                                                                           263
   29,000  IMS Health, Inc.                                                                      349
    1,600  MedAssets, Inc.*                                                                       25
    4,700  Omnicell, Inc.*                                                                        43
      600  Phase Forward, Inc.*                                                                    9
    1,800  Vital Images, Inc.*                                                                    21
                                                                                          ----------
                                                                                               1,328
                                                                                          ----------
LIFE SCIENCES TOOLS & SERVICES (0.1%)
    1,600  Accelrys, Inc.*                                                                         8
    2,000  Accuray, Inc.*                                                                         12
    3,500  Affymetrix, Inc.*                                                                      17
    1,400  Albany Molecular Research, Inc.*                                                       12
    2,267  Arrowhead Research Corp.*                                                               1
   13,000  Bio-Rad Laboratories, Inc. "A"*                                                       968
    2,900  Bruker Corp.*                                                                          19
    4,600  Caliper Life Sciences, Inc.*                                                            7
    1,300  Cambrex Corp.*                                                                          5
      100  Charles River Laboratories International, Inc.*                                         3
    1,300  Dionex Corp.*                                                                          73
    2,500  eResearch Technology, Inc.*                                                            15
    4,800  Exelixis, Inc.*                                                                        27
      800  Kendle International, Inc.*                                                             8
      500  Life Sciences Research, Inc.*                                                           3
      400  Medivation, Inc.*                                                                       9
      400  Parexel International Corp.*                                                            4
      200  PerkinElmer, Inc.                                                                       3
    5,400  Pharmaceutical Product Development, Inc.                                              108
    3,600  Sequenom, Inc.*                                                                        12
      100  TECHNE Corp.                                                                            6
    7,400  Varian, Inc.*                                                                         258
      100  Waters Corp.*                                                                           4
                                                                                          ----------
                                                                                               1,582
                                                                                          ----------
MANAGED HEALTH CARE (0.8%)
   48,890  Aetna, Inc.                                                                         1,309
   14,300  AMERIGROUP Corp.*                                                                     413
    1,900  Centene Corp.*                                                                         35
   69,575  CIGNA Corp.                                                                         1,542
   55,715  Coventry Health Care, Inc.*                                                         1,006
      100  Health Net, Inc.*                                                                       2
   36,370  HealthSpring, Inc.*                                                                   353
   15,100  Humana, Inc.*                                                                         473
   13,286  Magellan Health Services, Inc.*                                                       397
    7,900  Molina Healthcare, Inc.*                                                              189
      700  Triple-S Management Corp. "B"*                                                         10
  175,200  UnitedHealth Group, Inc.(b)                                                         4,660
   60,800  WellPoint, Inc.*                                                                    2,831
                                                                                          ----------
                                                                                              13,220
                                                                                          ----------
PHARMACEUTICALS (1.5%)
   40,100  Abbott Laboratories                                                                 1,807
      500  Acura Pharmaceuticals, Inc.*                                                            3
    2,600  Adolor Corp.*                                                                           5
    1,000  Alexza Pharmaceuticals, Inc.*                                                           2
      800  Ardea Biosciences, Inc.*                                                               13
      100  Auxilium Pharmaceuticals, Inc.*                                                         2
      600  Biodel, Inc.*                                                                           3
    2,000  BioForm Medical, Inc.*                                                                  3
    1,935  Biomimetic Therapeutics, Inc.*                                                         16
  246,625  Bristol-Myers Squibb Co.(b)                                                         4,913
    1,500  Cadence Pharmaceuticals, Inc.*                                                         16
      600  Caraco Pharmaceutical Laboratories, Ltd.*                                               2

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      200  Cypress Bioscience, Inc.*                                                      $        2
   21,000  Discovery Laboratories, Inc.*                                                          23
    4,400  Durect Corp.*                                                                          10
   79,600  Eli Lilly and Co.                                                                   2,752
   89,783  Endo Pharmaceuticals Holdings, Inc.*                                                1,430
   79,000  Forest Laboratories, Inc.*                                                          1,871
    2,300  Inspire Phamaceutical, Inc.*                                                            9
    6,800  Javelin Pharmaceuticals, Inc.*(a)                                                       9
   31,200  Johnson & Johnson                                                                   1,721
      100  King Pharmaceuticals, Inc.*                                                             1
   12,500  Medicines Co.*                                                                         96
    5,350  Medicis Pharmaceutical Corp. "A"                                                       84
   47,100  Merck & Co., Inc.                                                                   1,299
    6,400  MiddleBrook Pharmaceuticals, Inc.*                                                     10
      100  Mylan, Inc.*                                                                            1
    1,532  Noven Pharmaceuticals, Inc.*                                                           17
    1,600  Optimer Pharmaceuticals, Inc.*                                                         20
    1,945  Pain Therapeutics, Inc.*                                                                9
      687  Par Pharmaceutical Companies, Inc.*                                                     9
  280,000  Pfizer, Inc.(b)                                                                     4,253
    1,500  Pozen, Inc.*                                                                           11
    2,900  Questcor Pharmaceuticals, Inc.*                                                        12
    4,400  Salix Pharmaceuticals Ltd.*                                                            40
    1,800  Schering-Plough Corp.                                                                  44
  124,835  Sepracor, Inc.*                                                                     1,954
      100  Sucampo Pharmaceuticals, Inc. "A"*                                                      1
   43,789  Valeant Pharmaceuticals International*                                              1,007
    4,400  ViroPharma, Inc.*                                                                      31
    4,000  VIVUS, Inc.*                                                                           21
   29,000  Watson Pharmaceuticals, Inc.*                                                         877
      200  Wyeth                                                                                   9
                                                                                          ----------
                                                                                              24,418
                                                                                          ----------
           Total Health Care                                                                  67,955
                                                                                          ----------
INDUSTRIALS (4.8%)
------------------
AEROSPACE & DEFENSE (1.6%)
      300  AeroVironment, Inc.*                                                                    8
      100  Alliant Techsystems, Inc.*                                                              9
      600  American Science and Engineering, Inc.                                                 37
    1,700  Applied Signal Technology, Inc.                                                        36
    2,000  Argon ST, Inc.*                                                                        41
      400  Ascent Solar Technologies, Inc.*                                                        2
    1,100  BE Aerospace, Inc.*                                                                    16
      909  Cubic Corp.                                                                            35
   15,100  Curtiss-Wright Corp.                                                                  442
      500  Ducommun, Inc.                                                                          9
   25,957  DynCorp International, Inc. "A"*                                                      376
    2,500  GenCorp, Inc.*                                                                          5
   44,500  Goodrich Corp.                                                                      2,160
    1,900  Herley Industries, Inc.*                                                               20
    1,900  Honeywell International, Inc.                                                          63
    1,496  Kaman Corp.                                                                            24
   20,700  L-3 Communications Holdings, Inc.                                                   1,522
      300  LMI Aerospace, Inc.*                                                                    3
   51,500  Lockheed Martin Corp.(b)                                                            4,307
   85,000  Northrop Grumman Corp.(b)                                                           4,048
   22,900  Orbital Sciences Corp.*                                                               337

================================================================================

40  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
  157,100  Raytheon Co.(b)                                                                $    7,014
      300  Rockwell Collins, Inc.                                                                 13
   28,840  Spirit AeroSystems Holdings, Inc. "A"*                                                397
      600  Stanley, Inc.*                                                                         16
    3,500  TASER International, Inc.*                                                             15
      100  Teledyne Technologies, Inc.*                                                            3
    3,100  TransDigm Group, Inc.*                                                                122
   89,300  United Technologies Corp.(b)                                                        4,698
                                                                                          ----------
                                                                                              25,778
                                                                                          ----------
AIR FREIGHT & LOGISTICS (0.0%)
      560  Dynamex, Inc.*                                                                          9
      100  Expeditors International of Washington, Inc.                                            3
      100  Hub Group, Inc. "A"*                                                                    2
      500  Pacer International, Inc.                                                               1
      100  Park-Ohio Holdings Corp.*                                                               1
                                                                                          ----------
                                                                                                  16
                                                                                          ----------
AIRLINES (0.2%)
   94,100  AirTran Holdings, Inc.*                                                               477
  140,163  Alaska Air Group, Inc.*                                                             2,182
    8,300  Allegiant Travel Co.*                                                                 335
    1,200  AMR Corp.*                                                                              5
    2,900  Delta Air Lines, Inc.*                                                                 17
    2,200  Hawaiian Holdings, Inc.*                                                               12
    9,400  JetBlue Airways Corp.*                                                                 43
      200  Republic Airways Holdings, Inc.*                                                        1
   33,100  SkyWest, Inc.                                                                         339
      100  Southwest Airlines Co.                                                                  1
    7,800  UAL Corp.*                                                                             36
    6,500  US Airways Group, Inc.*                                                                17
                                                                                          ----------
                                                                                               3,465
                                                                                          ----------
BUILDING PRODUCTS (0.1%)
    3,500  AAON, Inc.                                                                             73
      650  American Woodmark Corp.                                                                13
      200  Ameron International Corp.                                                             11
    1,900  Apogee Enterprises, Inc.                                                               23
   29,600  Armstrong World Industries, Inc.*                                                     529
      733  Builders FirstSource, Inc.*                                                             3
   46,265  Griffon Corp.*                                                                        448
    5,600  Lennox International, Inc.                                                            174
      100  Owens Corning, Inc.*                                                                    1
      500  Quanex Building Products Corp.                                                          6
    6,000  Simpson Manufacturing Co., Inc.                                                       125
      827  Trex Co., Inc.*                                                                         9
      100  USG Corp.*                                                                              1
                                                                                          ----------
                                                                                               1,416
                                                                                          ----------
COMMERCIAL PRINTING (0.0%)
    2,620  Cenveo, Inc.*                                                                          13
      100  Consolidated Graphics, Inc.*                                                            2
   35,190  Deluxe Corp.                                                                          497
    1,200  Ennis, Inc.                                                                            13
    1,700  InnerWorkings, Inc.*                                                                    8
      600  M & F Worldwide Corp.*                                                                 10
      600  Multi-Color Corp.                                                                       8
    3,300  R.R. Donnelley & Sons Co.                                                              44
                                                                                          ----------
                                                                                                 595
                                                                                          ----------
CONSTRUCTION & ENGINEERING (0.6%)
   16,300  AECOM Technology Corp.*                                                               520
   18,600  EMCOR Group, Inc.*                                                                    418
   64,900  Fluor Corp.                                                                         3,049
    2,000  Furmanite Corp.*                                                                        8
   24,500  Granite Construction, Inc.                                                            896
    2,300  Great Lakes Dredge & Dock Corp.                                                        12
    1,100  Integrated Electrical Services, Inc.*                                                  11

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   30,300  Jacobs Engineering Group, Inc.*                                                $    1,300
  165,250  KBR, Inc.                                                                           3,044
   19,450  MasTec, Inc.*                                                                         252
      400  Michael Baker Corp.*                                                                   17
      300  Northwest Pipe Co.*                                                                    12
      100  Orion Marine Group, Inc.*                                                               2
    1,800  Pike Electric Corp.*                                                                   20
      100  Quanta Services, Inc.*                                                                  2
    4,200  Shaw Group, Inc.*                                                                     114
    1,300  Sterling Construction Co., Inc.*                                                       22
      100  Tutor Perini Corp.                                                                      2
      300  URS Corp.*                                                                             14
                                                                                          ----------
                                                                                               9,715
                                                                                          ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    5,400  Accuride Corp.*                                                                         2
    1,005  AGCO Corp.*                                                                            29
   11,900  Blount International, Inc.*                                                           100
   17,000  Bucyrus International, Inc.                                                           487
    2,000  Commercial Vehicle Group, Inc.*                                                         2
      100  Cummins, Inc.                                                                           3
   14,913  Federal Signal Corp.                                                                  128
   41,500  Force Protection, Inc.*                                                               358
      700  FreightCar America, Inc.                                                               12
    4,400  Joy Global, Inc.                                                                      152
      658  Lindsay Corp.                                                                          21
    7,100  Manitowoc Co., Inc.                                                                    46
   32,700  Navistar International Corp.*                                                       1,302
   80,280  Oshkosh Corp.                                                                         953
      100  Terex Corp.*                                                                            1
      100  Toro Co.                                                                                3
      300  Trinity Industries, Inc.                                                                5
      400  Twin Disc, Inc.                                                                         3
    1,600  Wabash National Corp.                                                                   2
    9,500  Wabtec Corp.                                                                          339
                                                                                          ----------
                                                                                               3,948
                                                                                          ----------
DIVERSIFIED SUPPORT SERVICES (0.0%)
      200  Cintas Corp.                                                                            5
      100  Copart, Inc.*                                                                           3
    1,200  Healthcare Services Group, Inc.                                                        21
      800  PRG-Schultz International, Inc.*                                                        2
    1,200  Viad Corp.                                                                             18
                                                                                          ----------
                                                                                                  49
                                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      100  A. O. Smith Corp.                                                                       3
      100  Acuity Brands, Inc.                                                                     3
    2,400  Advanced Battery Technology, Inc.*                                                      9
    2,200  American Superconductor Corp.*                                                         61
      100  AMETEK, Inc.                                                                            3
      100  Baldor Electric Co.                                                                     2
   21,400  Belden, Inc.                                                                          392
   15,600  Brady Corp. "A"                                                                       387
      100  Cooper Industries Ltd. "A"                                                              3
    1,200  Encore Wire Corp.                                                                      26
    2,405  Energy Conversion Devices, Inc.*                                                       41
   23,000  EnerSys*                                                                              373
    5,900  Evergreen Solar, Inc.*                                                                 11
    3,900  FuelCell Energy, Inc.*                                                                 13
      200  General Cable Corp.*                                                                    8
    2,600  GrafTech International Ltd.*                                                           26
    1,600  GT Solar International, Inc.*                                                          10
      400  Harbin Electric, Inc.*                                                                  5
    6,000  Hubbell, Inc. "B"                                                                     199
      900  La Barge, Inc.*                                                                         7
    5,100  Medis Technologies Ltd.*                                                                1
    4,000  Microvision, Inc.*                                                                      9
      400  Orion Energy Systems, Inc.*                                                             1
      400  Powell Industries, Inc.*                                                               16

================================================================================

42  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      400  Preformed Line Products Co.                                                    $       18
    8,200  Regal-Beloit Corp.                                                                    324
    1,100  Rockwell Automation, Inc.                                                              34
      100  Roper Industries, Inc.                                                                  4
   12,200  SunPower Corp. "A"*                                                                   356
      932  SunPower Corp. "B"*                                                                    24
      900  Tecumseh Products Co. "A"*                                                              7
   28,200  Thomas & Betts Corp.*                                                                 865
      100  Ultralife Corp.*                                                                        1
    1,100  Vicor Corp.                                                                             6
   19,600  Woodward Governor Co.                                                                 402
                                                                                          ----------
                                                                                               3,650
                                                                                          ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   64,791  ABM Industries, Inc.                                                                1,048
      900  American Ecology Corp.                                                                 17
    7,400  Clean Harbors, Inc.*                                                                  403
   86,482  Energy Solutions, Inc.                                                                698
    1,100  Fuel Tech, Inc.*                                                                       11
      900  Layne Christensen Co.*                                                                 19
   10,700  Republic Services, Inc.                                                               244
   22,000  Rollins, Inc.                                                                         368
      480  Standard Packaging Corp.*                                                               7
    1,000  Team, Inc.*                                                                            14
   17,800  Tetra Tech, Inc.*                                                                     457
   15,000  Waste Connections, Inc.*                                                              381
    2,300  Waste Management, Inc.                                                                 64
    1,500  Waste Services, Inc.*                                                                   9
                                                                                          ----------
                                                                                               3,740
                                                                                          ----------
HEAVY ELECTRICAL EQUIPMENT (0.0%)
   25,700  Capstone Turbine Corp.*(a)                                                             16
      900  PowerSecure International, Inc.*                                                        4
                                                                                          ----------
                                                                                                  20
                                                                                          ----------

HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      700  CDI Corp.                                                                               8
      900  Heidrick & Struggles International, Inc.                                               17
      100  Kelly Services, Inc. "A"                                                                1
    2,000  Kforce, Inc.*                                                                          19
      100  Manpower, Inc.                                                                          4
      100  Monster Worldwide, Inc.*                                                                1
      900  On Assignment, Inc.*                                                                    3
      100  Robert Half International, Inc.                                                         2
    2,860  Spherion Corp.*                                                                        10
    2,400  TrueBlue, Inc.*                                                                        20
      100  Volt Information Sciences, Inc.*                                                        1
                                                                                          ----------
                                                                                                  86
                                                                                          ----------

INDUSTRIAL CONGLOMERATES (0.2%)
   17,700  Carlisle Companies, Inc.                                                              405
  117,900  General Electric Co.                                                                1,589
      900  Lydall, Inc.*                                                                           3
    2,300  McDermott International, Inc.*                                                         51
      700  Raven Industries, Inc.                                                                 19
      748  Standex International Corp.                                                             8
      200  Teleflex, Inc.                                                                          9
      100  Textron, Inc.                                                                           1
   16,200  Tredegar Corp.                                                                        227
    2,325  Tyco International Ltd.                                                                64
    3,800  Walter Industries, Inc.                                                               124
                                                                                          ----------
                                                                                               2,500
                                                                                          ----------

INDUSTRIAL MACHINERY (0.8%)
    1,000  3D Systems Corp.*                                                                       7
      100  Actuant Corp. "A"                                                                       1
    1,400  Altra Holdings, Inc.*                                                                   9
      500  Ampco-Pittsburgh Corp.                                                                 13

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    3,581  Badger Meter, Inc.                                                             $      146
      200  Briggs & Stratton Corp.                                                                 3
    3,200  Chart Industries, Inc.*                                                                68
      814  China Fire & Security Group, Inc.*                                                     10
      900  CIRCOR International, Inc.                                                             22
   15,600  CLARCOR, Inc.                                                                         447
    1,200  Colfax Corp.*                                                                          10
    1,100  Columbus McKinnon Corp.*                                                               15
   14,200  Crane Co.                                                                             335
      100  Donaldson Co., Inc.                                                                     3
    8,200  Dover Corp.                                                                           258
      100  Eaton Corp.                                                                             4
      900  Flanders Corp.*                                                                         5
    2,200  Flow International Corp.*                                                               5
   70,300  Flowserve Corp.(b)                                                                  5,172
    1,000  Gardner Denver, Inc.*                                                                  28
    9,879  Gorman-Rupp Co.(a)                                                                    208
      100  Graco, Inc.                                                                             2
   53,755  Harsco Corp.                                                                        1,562
      100  Hurco Companies, Inc.*                                                                  1
      100  IDEX Corp.                                                                              2
      100  Illinois Tool Works, Inc.                                                               3
   26,400  ITT Corp.                                                                           1,087
      150  John Bean Technologies Corp.                                                            2
      500  K-Tron International, Inc.*                                                            43
    1,600  Kadant, Inc.*                                                                          22
   10,700  Kaydon Corp.                                                                          368
      100  Kennametal, Inc.                                                                        2
    1,100  Key Technology, Inc.*                                                                  11
      600  L.B. Foster Co. "A"*                                                                   18
    2,500  Lincoln Electric Holdings, Inc.                                                       102
      600  Met-Pro Corp.                                                                           5
    1,019  Middleby Corp.*                                                                        46
   15,288  Mueller Industries, Inc.                                                              336
    6,800  Mueller Water Products, Inc. "A"                                                       25
    1,100  NN, Inc.                                                                                2
    4,100  Nordson Corp.                                                                         157
      500  Omega Flex, Inc.                                                                        7
      100  Pall Corp.                                                                              3
      100  Pentair, Inc.                                                                           3
      400  PMFG, Inc.*                                                                             2
    3,000  RBC Bearings, Inc.*                                                                    55
   24,477  Robbins & Myers, Inc.                                                                 469
      200  SPX Corp.                                                                               9
    1,481  Sun Hydraulics Corp.                                                                   24
   15,665  Tennant Co.                                                                           286
      600  Thermadyne Holdings Corp.*                                                              3
   61,700  Timken Co.                                                                          1,043
      800  TriMas Corp.*                                                                           2
      100  Valmont Industries, Inc.                                                                7
    3,300  Watts Water Technologies, Inc. "A"                                                     68
                                                                                          ----------
                                                                                              12,546
                                                                                          ----------
MARINE (0.1%)
      500  Alexander & Baldwin, Inc.                                                              12
      450  American Commercial Lines, inc.*                                                        8
    1,300  Genco Shipping & Trading Ltd.                                                          34
    6,400  Horizon Lines, Inc. "A"                                                                34
      300  International Shipholding Corp.                                                         7
   19,400  Kirby Corp.*                                                                          652
                                                                                          ----------
                                                                                                 747
                                                                                          ----------
MARINE PORTS & SERVICES (0.0%)
      400  CAI International, Inc.*                                                                2
                                                                                          ----------
OFFICE SERVICES & SUPPLIES (0.0%)
    2,100  ACCO Brands Corp.*                                                                      6
    4,300  Avery Dennison Corp.                                                                  119
    2,400  Herman Miller, Inc.                                                                    34
    2,200  HNI Corp.                                                                              38
      600  ICT Group, Inc.*                                                                        5
      100  Knoll, Inc.                                                                             1

================================================================================

44  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      100  Mine Safety Appliances Co.                                                     $        2
      100  Pitney Bowes, Inc.                                                                      2
      800  Standard Register Co.                                                                   3
      300  Steelcase, Inc. "A"                                                                     1
      100  United Stationers, Inc.*                                                                4
                                                                                          ----------
                                                                                                 215
                                                                                          ----------
RAILROADS (0.0%)
      100  CSX Corp.                                                                               3
    3,200  Genesee & Wyoming, Inc. "A"*                                                           93
                                                                                          ----------
                                                                                                  96
                                                                                          ----------
RESEARCH & CONSULTING SERVICES (0.1%)
    2,100  Corporate Executive Board Co.                                                          36
    1,900  CRA International, Inc.*                                                               50
      600  Duff & Phelps Corp. "A"*                                                                9
      100  Equifax, Inc.                                                                           3
    2,100  Exponent, Inc.*                                                                        55
    8,700  FTI Consulting, Inc.*                                                                 437
    1,400  Hill International, Inc.*                                                               6
      900  LECG Corp.*                                                                             3
   14,400  Navigant Consulting, Inc.*                                                            171
    2,900  Odyssey Marine Exploration, Inc.*                                                      11
      100  Resources Connection, Inc.*                                                             2
      800  Schawk, Inc.                                                                            6
      300  VSE Corp.                                                                               7
   19,600  Watson Wyatt Worldwide, Inc. "A"                                                      744
                                                                                          ----------
                                                                                               1,540
                                                                                          ----------
SECURITY & ALARM SERVICES (0.0%)
   13,125  Brink's Co.                                                                           349
      300  Cornell Companies, Inc.*                                                                5
      100  Corrections Corp. of America*                                                           1
      100  GEO Group, Inc.*                                                                        2
      100  GeoEye, Inc.*                                                                           2
      300  Protection One, Inc.*                                                                   1
                                                                                          ----------
                                                                                                 360
                                                                                          ----------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,300  Aceto Corp.                                                                             8
      100  Applied Industrial Technologies, Inc.                                                   2
   32,900  Beacon Roofing Supply, Inc.*                                                          477
      400  DXP Enterprises, Inc.*                                                                  6
    1,100  Electro Rent Corp.                                                                     11
    7,300  Fastenal Co.                                                                          243
      700  GATX Corp.                                                                             18
    1,132  H&E Equipment Services, Inc.*                                                           7
      100  Houston Wire & Cable Co.                                                                1
      300  Lawson Products, Inc.                                                                   3
    2,200  RSC Holdings, Inc.*                                                                    13
    4,300  Rush Enterprises, Inc. "A"*                                                            50
      200  United Rentals, Inc.*                                                                   1
   17,800  WESCO International, Inc.*                                                            476
                                                                                          ----------
                                                                                               1,316
                                                                                          ----------
TRUCKING (0.3%)
    2,900  AMERCO*                                                                               107
      500  Avis Budget Group, Inc.*                                                                2
    1,400  Celadon Group, Inc.*                                                                   11
      100  Con-Way, Inc.                                                                           3
    1,200  Dollar Thrifty Automotive Group, Inc.*                                                 10
   42,200  HeartLand Express, Inc.                                                               663
   70,351  Knight Transportation, Inc.                                                         1,248
      400  Landstar System, Inc.                                                                  15
    2,400  Marten Transport, Ltd.*                                                                51
      100  Old Dominion Freight Line, Inc.*                                                        3

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      139  Patriot Transportation Holding, Inc.*                                          $       12
   24,500  Ryder System, Inc.                                                                    691
      800  Saia, Inc.*                                                                            11
    1,700  Universal Truckload Services, Inc.                                                     23
  107,900  Werner Enterprises, Inc.                                                            1,941
    3,100  YRC Worldwide, Inc.*                                                                    8
                                                                                          ----------
                                                                                               4,799
                                                                                          ----------
           Total Industrials                                                                  76,599
                                                                                          ----------
INFORMATION TECHNOLOGY (5.9%)
-----------------------------
APPLICATION SOFTWARE (0.3%)
    2,473  Actuate Corp.*                                                                         12
      900  Advent Software, Inc.*                                                                 28
    1,300  American Software, Inc. "A"                                                             6
    2,820  ANSYS, Inc.*                                                                           84
   64,575  Autodesk, Inc.*                                                                     1,386
    2,700  Blackbaud, Inc.                                                                        37
    2,800  Bottomline Technologies, Inc.*                                                         27
    1,200  Cadence Design Systems, Inc.*                                                           7
    1,600  Callidus Software, Inc.*                                                                5
      100  Citrix Systems, Inc.*                                                                   3
   32,400  Compuware Corp.*                                                                      247
   14,424  Concur Technologies, Inc.*                                                            425
      700  Deltek, Inc.*                                                                           3
      400  Ebix, Inc.*                                                                            13
    3,200  Entrust, Inc.*                                                                          7
    3,200  Epicor Software Corp.*                                                                 16
    4,600  FactSet Research Systems, Inc.(a)                                                     243
    2,600  Fair Isaac Corp.                                                                       46
      300  Gerber Scientific, Inc.*                                                                1
      500  Guidance Software, Inc.*                                                                2
   22,200  Henry Jack & Associates, Inc.                                                         408
      900  I2 Technologies, Inc.*                                                                 11
    4,900  Informatica Corp.*                                                                     80
      800  Interactive Intelligence, Inc.*                                                        10
      100  Intuit, Inc.*                                                                           3
    1,499  JDA Software Group, Inc.*                                                              22
    1,300  Kenexa Corp.*                                                                          13
    7,000  Lawson Software, Inc.*                                                                 37
    2,700  Magma Design Automation, Inc.*                                                          4
      900  Manhattan Associates, Inc.*                                                            16
    4,500  Mentor Graphics Corp.*                                                                 25
      500  MicroStrategy, Inc. "A"*                                                               23
      800  Monotype Imaging Holdings, Inc.*                                                        4
    2,500  MSC Software Corp.*                                                                    18
    1,600  NetScout Systems, Inc.*                                                                15
      900  Nuance Communications, Inc.*                                                           11
    8,100  OpenTV Corp. "A"*                                                                      14
    3,200  Opnet Technologies, Inc.*                                                              32
   34,600  Parametric Technology Corp.*                                                          401
    4,100  Pegasystems, Inc.                                                                     109
      700  PROS Holdings, Inc.*                                                                    6
      700  QAD, Inc.                                                                               2
   25,953  Quest Software, Inc.*                                                                 335
      100  Salesforce.com, Inc.*                                                                   4
    1,100  Smith Micro Software, Inc.*                                                            11
    4,200  Solera Holdings, Inc.*                                                                 96
    1,200  Sonic Solutions, Inc.*                                                                  2
    2,136  SPSS, Inc.*                                                                            71
    2,000  SuccessFactors, Inc.*                                                                  16
    1,200  Synchronoss Technologies, Inc.*                                                        15
   30,700  Synopsys, Inc.*                                                                       598
    2,202  Taleo Corp. "A"*                                                                       34
    9,600  TIBCO Software, Inc.*                                                                  64
   17,900  Tyler Technologies, Inc.*                                                             301
      766  Ultimate Software Group, Inc.*                                                         16
      400  Unica Corp.*                                                                            2
                                                                                          ----------
                                                                                               5,427
                                                                                          ----------

================================================================================

46  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.8%)
   22,100  3Com Corp.*                                                                    $       95
    1,400  Acme Packet, Inc.*                                                                     11
    6,600  Adaptec, Inc.*                                                                         18
      200  ADC Telecommunications, Inc.*                                                           1
   19,800  ADTRAN, Inc.                                                                          411
    1,400  Airvana, Inc.*                                                                          8
      700  Anaren, Inc.*                                                                          11
   40,169  ARRIS Group, Inc.*                                                                    487
    3,000  Aruba Networks, Inc.*                                                                  20
    1,000  Audiovox Corp. "A"*                                                                     6
      100  Avocent Corp.*                                                                          1
      684  Bel Fuse, Inc. "B"                                                                      9
      600  Black Box Corp.                                                                        20
    1,600  Blue Coat Systems, Inc.*                                                               23
      100  Ciena Corp.*                                                                            1
  358,300  Cisco Systems, Inc.*(b)                                                             6,629
      100  Cogo Group, Inc.*                                                                       1
      100  CommScope, Inc.*                                                                        3
    2,900  Comtech Telecommunications Corp.*                                                      85
    6,900  Corning, Inc.                                                                         101
      100  Digi International, Inc.*                                                               1
   18,200  Dycom Industries, Inc.*                                                               213
    1,745  Echelon Corp.*                                                                         13
      700  EMS Technologies, Inc.*                                                                14
    5,400  Extreme Networks, Inc.*                                                                 9
      800  F5 Networks, Inc.*                                                                     25
   12,976  Finisar Corp.*                                                                          8
    1,300  Globecomm Systems, Inc.*                                                                8
    6,600  Harmonic, Inc.*                                                                        38
      100  Harris Corp.                                                                            3
    1,505  Harris Stratex Networks, Inc. "A"*                                                      7
   31,700  Infinera Corp.*                                                                       271
   28,600  InterDigital, Inc.*                                                                   733
    2,600  Ixia*                                                                                  16
   15,300  JDS Uniphase Corp.*                                                                    82
      900  Loral Space & Communications, Inc.*                                                    28
      100  Motorola, Inc.                                                                          1
      700  Netgear, Inc.*                                                                         10
   15,100  Nextwave Wireless, Inc.*                                                                5
   10,900  Oclaro, Inc.*                                                                           7
    1,100  Oplink Communications, Inc.*                                                           13
    1,000  Opnext, Inc.*                                                                           2
    1,300  Parkervision, Inc.*                                                                     4
   23,900  Polycom, Inc.*                                                                        414
   12,300  Powerwave Technologies, Inc.*                                                          17
  107,400  Riverbed Technology, Inc.*                                                          2,158
    1,600  SeaChange International, Inc.*                                                         12
    2,500  ShoreTel, Inc.*                                                                        15
   11,300  Sonus Networks, Inc.*                                                                  25
   10,800  Sycamore Networks, Inc.*                                                               32
    2,400  Symmetricom, Inc.*                                                                     12
   12,200  Tekelec*                                                                              199
    1,800  Tellabs, Inc.*                                                                         10
    6,000  UTStarcom, Inc.*                                                                       12
    1,700  Viasat, Inc.*                                                                          43
                                                                                          ----------
                                                                                              12,401
                                                                                          ----------
COMPUTER HARDWARE (1.2%)
    7,500  3PAR, Inc.*                                                                            65
   52,700  Apple, Inc.*(b)                                                                     7,157
    3,300  Avid Technology, Inc.*                                                                 47
    1,800  Cray, Inc.*                                                                             8
   13,200  Data Domain, Inc.*                                                                    336
   85,300  Dell, Inc.*                                                                           988
   14,000  Diebold, Inc.                                                                         346
   30,200  Hewlett-Packard Co.                                                                 1,037
   72,880  International Business Machines Corp.(b)                                            7,746
    1,300  Isilon Systems, Inc.*                                                                   4

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   64,000  NCR Corp.*                                                                     $      687
    6,200  Palm, Inc.*                                                                            76
    1,800  Silicon Graphics International Corp.*                                                   9
    3,500  Stratasys, Inc.*                                                                       37
    1,400  Super Micro Computer, Inc.*                                                             9
   52,200  Teradata Corp.*                                                                     1,127
                                                                                          ----------
                                                                                              19,679
                                                                                          ----------
COMPUTER STORAGE & PERIPHERALS (0.3%)
    1,600  Brocade Communications Systems, Inc.*                                                  12
      800  Compellent Technologies, Inc.*                                                          9
      300  Electronics for Imaging, Inc.*                                                          3
    1,600  Emulex Corp.*                                                                          18
      900  Hutchinson Technology, Inc.*                                                            2
    4,800  Hypercom Corp.*                                                                         6
    1,500  Immersion Corp.*                                                                        7
    2,800  Intermec, Inc.*                                                                        32
      100  Intevac, Inc.*                                                                          1
      400  Lexmark International, Inc. "A"*                                                        6
      100  NetApp, Inc.*                                                                           2
    2,300  Netezza Corp.*                                                                         16
      600  Novatel Wireless, Inc.*                                                                 7
    1,300  Presstek, Inc.*                                                                         2
  135,600  QLogic Corp.*                                                                       1,851
      550  Rimage Corp.*                                                                           8
      100  Seagate Technology                                                                      1
    3,200  STEC, Inc.*                                                                            52
   23,566  Synaptics, Inc.*                                                                      828
   85,100  Western Digital Corp.*                                                              2,115
                                                                                          ----------
                                                                                               4,978
                                                                                          ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   17,600  Affiliated Computer Services, Inc. "A"*                                               791
    8,000  Alliance Data Systems Corp.*                                                          324
      100  Automatic Data Processing, Inc.                                                         4
  101,012  Broadridge Financial Solutions, Inc.                                                1,673
    1,100  Cass Information Systems, Inc.                                                         34
   30,000  Computer Sciences Corp.*                                                            1,274
   17,100  Convergys Corp.*                                                                      158
   35,674  CSG Systems International, Inc.*                                                      491
      300  Euronet Worldwide, Inc.*                                                                5
      800  ExlService Holdings, Inc.*                                                              8
   55,400  Fidelity National Information Services, Inc.                                        1,067
      300  Genpact Ltd.*                                                                           3
   23,500  Global Cash Access Holdings, Inc.*                                                    164
      100  Global Payments, Inc.                                                                   3
    1,400  Heartland Payment Systems, Inc.                                                        11
   58,100  Hewitt Associates, Inc. "A"*                                                        1,685
    1,700  infoGROUP, Inc.*                                                                        9
   12,000  Lender Processing Services, Inc.                                                      349
      400  Metavante Technologies, Inc.*                                                          10
      100  Paychex, Inc.                                                                           3
    2,100  TeleTech Holdings, Inc.*                                                               24
    1,485  TNS, Inc.*                                                                             28
   18,300  Total System Services, Inc.                                                           250
   12,400  VeriFone Holdings, Inc.*                                                               95
                                                                                          ----------
                                                                                               8,463
                                                                                          ----------

================================================================================

48  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,800  AVX Corp.                                                                      $       26
    1,400  China Security & Surveillance Technology, Inc.*                                        10
   40,600  Cogent, Inc.*                                                                         408
    2,200  Cognex Corp.                                                                           29
      549  CPI International, Inc.*                                                                6
    1,800  Daktronics, Inc.                                                                       15
   11,900  Dolby Laboratories, Inc. "A"*                                                         429
    2,600  DTS, Inc.*                                                                             69
    1,900  Electro Scientific Industries, Inc.*                                                   17
   13,100  Elixir Gaming Technologies, Inc.*(a)                                                    2
    2,200  FARO Technologies, Inc.*                                                               34
    1,100  FLIR Systems, Inc.*                                                                    25
    1,233  Franklin Electric Co., Inc.                                                            29
      800  ICx Technologies, Inc.*                                                                 3
      600  IPG Photonics Corp.*                                                                    6
    3,700  Kopin Corp.*                                                                           15
   10,000  L-1 Identity Solutions, Inc.*                                                          87
    2,600  Littelfuse, Inc.*                                                                      46
    1,210  Maxwell Technologies, Inc.*                                                            14
      700  Measurement Specialties, Inc.*                                                          4
      100  Mettler Toledo International, Inc.*                                                     7
      992  MTS Systems Corp.                                                                      22
    1,000  National Instruments Corp.                                                             21
    2,000  Newport Corp.*                                                                         12
    2,400  OSI Systems, Inc.*                                                                     44
      900  Rogers Corp.*                                                                          15
    2,300  Technitrol, Inc.                                                                        8
    1,696  Universal Display Corp.*                                                               15
      900  Vishay Intertechnology, Inc.*                                                           5
      500  Zygo Corp.*                                                                             2
                                                                                          ----------
                                                                                               1,425
                                                                                          ----------
ELECTRONIC MANUFACTURING SERVICES (0.0%)
    5,515  Benchmark Electronics, Inc.*                                                           67
    1,700  CTS Corp.                                                                              10
   48,100  Jabil Circuit, Inc.                                                                   377
    3,800  KEMET Corp.*                                                                            2
    2,000  Methode Electronics, Inc.                                                              12
    1,100  Molex, Inc.                                                                            17
      100  Multi-Fineline Electronix, Inc.*                                                        2
    1,200  Park Electrochemical Corp.                                                             23
      800  Plexus Corp.*                                                                          15
    7,600  Sanmina-SCI Corp.*                                                                      5
    2,500  Smart Modular Technologies, Inc.*                                                       7
      600  Trimble Navigation Ltd.*                                                               11
    2,400  TTM Technologies, Inc.*                                                                21
      100  Tyco Electronics Ltd.                                                                   2
                                                                                          ----------
                                                                                                 571
                                                                                          ----------
HOME ENTERTAINMENT SOFTWARE (0.0%)
      600  Renaissance Learning, Inc.                                                              6
   16,300  Take-Two Interactive Software, Inc.                                                   141
    3,800  THQ, Inc.*                                                                             24
                                                                                          ----------
                                                                                                 171
                                                                                          ----------
INTERNET SOFTWARE & SERVICES (0.3%)
      100  Akamai Technologies, Inc.*                                                              2
   22,300  Ariba, Inc.*                                                                          211
    6,900  Art Technology Group, Inc.*                                                            25
      700  Bankrate, Inc.*                                                                        21

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      100  Bidz.com, Inc.*                                                                $        -
    1,703  Chordiant Software, Inc.*                                                               7
    2,100  comScore, Inc.*                                                                        23
    1,200  Constant Contact, Inc.*                                                                21
      900  CyberSource Corp.*                                                                     12
      300  Dealertrack Holdings, Inc.*                                                             4
      900  Dice Holdings, Inc.*                                                                    4
   14,000  Digital River, Inc.*                                                                  534
    1,400  DivX, Inc.*                                                                             7
   46,900  EarthLink, Inc.*                                                                      368
   96,300  eBay, Inc.*                                                                         1,697
    4,600  HSW International, Inc.*                                                                1
      500  IAC/InterActiveCorp.*                                                                   8
    2,400  InfoSpace, Inc.*                                                                       17
    2,800  Internap Network Services Corp.*                                                        8
    1,600  Internet Brands, Inc. "A"*                                                             11
    2,100  Internet Capital Group, Inc.*                                                          12
    5,900  J2 Global Communications, Inc.*                                                       132
      800  Keynote Systems, Inc.*                                                                  6
      100  Knot, Inc.*                                                                             1
    1,700  Limelight Networks, Inc.*                                                               8
    1,000  Liquidity Services, Inc.*                                                              10
    3,700  Loopnet, Inc.*                                                                         30
    1,200  Marchex, Inc. "B"                                                                       4
      100  MercadoLibre, Inc.*                                                                     2
    2,700  ModusLink Global Solutions, Inc.*                                                      11
    6,800  Move, Inc.*                                                                            14
    2,100  NIC, Inc.                                                                              13
    1,600  Online Resources Corp.*                                                                 8
    1,800  Perficient, Inc.*                                                                      11
      900  Rackspace Hosting, Inc.*                                                               10
    4,700  RealNetworks, Inc.*                                                                    12
    2,700  S1 Corp.*                                                                              18
   11,000  Sohu.com, Inc.*                                                                       695
    2,890  SonicWALL, Inc.*                                                                       15
    2,500  SupportSoft, Inc.*                                                                      6
    1,100  Switch & Data Facilities Co., Inc.*                                                    14
    2,900  Terremark Worldwide, Inc.*                                                             15
      900  TheStreet.com, Inc.                                                                     2
    3,907  United Online, Inc.                                                                    25
    2,700  ValueClick, Inc.*                                                                      30
    1,300  Vignette Corp.*                                                                        17
    6,700  VistaPrint Ltd.*                                                                      257
    2,200  Vocus, Inc.*                                                                           42
    1,500  Web Com Group, Inc.*                                                                    7
    6,600  Websense, Inc.*                                                                       120
                                                                                          ----------
                                                                                               4,528
                                                                                          ----------
IT CONSULTING & OTHER SERVICES (0.3%)
   71,200  Accenture Ltd. "A"                                                                  2,131
    5,324  Acxiom Corp.                                                                           57
    1,600  CACI International, Inc. "A"*                                                          61
    1,300  China Information Security Technology, Inc.*                                            4
    3,300  CIBER, Inc.*                                                                           11
      100  Cognizant Technology Solutions Corp. "A"*                                               3
      900  Forrester Research, Inc.*                                                              21
   43,545  Gartner, Inc.*                                                                        668
    1,900  Hackett Group, Inc.*                                                                    4
    1,200  iGATE Corp.                                                                             6
    2,200  Integral Systems, Inc.*                                                                17
   19,500  ManTech International Corp. "A"*                                                      748
    1,000  Maximus, Inc.                                                                          40
      900  NCI, Inc. "A"*                                                                         23
    2,100  Ness Technologies, Inc.*                                                                7
   25,800  Perot Systems Corp. "A"*                                                              352

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50  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,400  RightNow Technologies, Inc.*                                                   $       12
      200  SAIC, Inc.*                                                                             3
    4,300  Sapient Corp.*                                                                         23
      100  SRA International, Inc. "A"*                                                            2
   21,552  Sykes Enterprises, Inc.*                                                              351
    6,500  Syntel, Inc.                                                                          187
    7,100  Unisys Corp.*                                                                          10
      500  Virtusa Corp.*                                                                          4
                                                                                          ----------
                                                                                               4,745
                                                                                          ----------
OFFICE ELECTRONICS (0.0%)
    1,000  Xerox Corp.                                                                             7
      100  Zebra Technologies Corp. "A"*                                                           2
                                                                                          ----------
                                                                                                   9
                                                                                          ----------
SEMICONDUCTOR EQUIPMENT (0.1%)
    4,245  Advanced Energy Industries, Inc.*                                                      40
    9,900  Asyst Technologies, Inc.*                                                               1
   18,300  Axcelis Technologies, Inc.*                                                             8
    3,800  Brooks Automation, Inc.*                                                               15
      100  Cabot Microelectronics Corp.*                                                           3
    1,500  Cohu, Inc.                                                                             14
    1,000  Cymer, Inc.*                                                                           28
   13,000  Emcore Corp.*                                                                          17
    6,400  Entegris, Inc.*                                                                        18
      600  FEI Co.*                                                                               13
      100  KLA-Tencor Corp.                                                                        3
    3,253  Kulicke & Soffa Industries, Inc.*                                                      15
      100  Lam Research Corp.*                                                                     3
    4,800  Mattson Technology, Inc.*                                                               6
    8,500  MEMC Electronic Materials, Inc.*                                                      164
    1,000  MKS Instruments, Inc.*                                                                 13
   12,400  Novellus Systems, Inc.*                                                               222
    2,400  Photronics, Inc.*                                                                       8
      100  Rubicon Technology, Inc.*                                                               1
    1,700  Rudolph Technologies, Inc.*                                                             8
    1,300  Semitool, Inc.*                                                                         6
      800  Teradyne, Inc.*                                                                         6
   32,800  Tessera Technologies, Inc.*                                                           772
    1,100  Ultra Clean Holdings, Inc.*                                                             3
    1,700  Ultratech, Inc.*                                                                       21
      100  Varian Semiconductor Equipment Associates, Inc.*                                        2
    1,900  Veeco Instruments, Inc.*                                                               20
                                                                                          ----------
                                                                                               1,430
                                                                                          ----------
SEMICONDUCTORS (0.5%)
    3,500  Actel Corp.*                                                                           39
    2,300  Advanced Analogic Technologies, Inc.*                                                  11
    3,300  Advanced Micro Devices, Inc.*                                                          15
      100  Altera Corp.                                                                            2
    6,400  Amkor Technology, Inc.*                                                                29
    3,300  ANADIGICS, Inc.*                                                                       13
      100  Analog Devices, Inc.                                                                    2
   14,900  Applied Micro Circuits Corp.*                                                         116
      100  Atheros Communications, Inc.*                                                           2
    1,900  Atmel Corp.*                                                                            7
    3,200  Ceva, Inc.*                                                                            24
    3,500  Cirrus Logic, Inc.*                                                                    14
   11,600  Cree, Inc.*                                                                           353
   29,500  Cypress Semiconductor Corp.*                                                          254
    1,300  DSP Group, Inc.*                                                                        9
      500  Entropic Communications, Inc.*                                                          1
    1,500  Exar Corp.*                                                                            10
   59,300  Fairchild Semiconductor International, Inc.*                                          419

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  51

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      600  Hittite Microwave Corp.*                                                       $       21
      800  Integrated Device Technology, Inc.*                                                     4
      100  Intel Corp.                                                                             2
   18,788  International Rectifier Corp.*                                                        272
      800  Intersil Corp. "A"                                                                     10
    1,300  IXYS Corp.                                                                             12
   17,800  Lattice Semiconductor Corp.*                                                           35
    3,100  LSI Corp.*                                                                             14
      100  Marvell Technology Group Ltd.*                                                          1
    2,600  Micrel, Inc.                                                                           19
    3,700  Micron Technology, Inc.*                                                               19
    7,700  Microsemi Corp.*                                                                      104
    3,000  Microtune, Inc.*                                                                        7
    2,500  MIPS Technologies, Inc.*                                                               10
      300  NVE Corp.*                                                                             12
      100  NVIDIA Corp.*                                                                           1
    1,900  ON Semiconductor Corp.*                                                                13
    1,500  Pericom Semiconductor Corp.*                                                           14
    1,500  PLX Technology, Inc.*                                                                   5
   13,000  PMC-Sierra, Inc.*                                                                      99
      200  Power Integrations, Inc.                                                                4
   15,600  RF Micro Devices, Inc.*                                                                44
   60,171  Semtech Corp.*                                                                        968
    1,400  Sigma Designs, Inc.*                                                                   22
    4,100  Silicon Image, Inc.*                                                                   10
    8,700  Silicon Laboratories, Inc.*                                                           292
    4,500  Silicon Storage Technology, Inc.*                                                       8
    3,500  SiRF Technology Holdings, Inc.*                                                        14
    9,500  Skyworks Solutions, Inc.*                                                              91
   13,200  Spansion, Inc. "A"*                                                                     1
    1,300  Standard Microsystems Corp.*                                                           24
      691  Supertex, Inc.*                                                                        17
      892  Techwell, Inc.*                                                                         6
  155,300  Texas Instruments, Inc.                                                             3,013
    4,500  Trident Microsystems, Inc.*                                                             8
    7,400  TriQuint Semiconductor, Inc.*                                                          33
    1,312  Volterra Semiconductor Corp.*                                                          18
   47,000  Xilinx, Inc.                                                                          975
    5,500  Zoran Corp.*                                                                           61
                                                                                          ----------
                                                                                               7,603
                                                                                          ----------
SYSTEMS SOFTWARE (1.3%)
   27,100  BMC Software, Inc.*                                                                   924
   38,900  CA, Inc.                                                                              679
    2,400  CommVault Systems, Inc.*                                                               30
    2,700  DemandTec, Inc.*                                                                       25
      900  Double-Take Software, Inc.*                                                             8
    2,000  FalconStor Software, Inc.*                                                              7
   16,700  Macrovision Solutions Corp.*                                                          377
   22,200  MICROS Systems, Inc.*                                                                 580
  427,000  Microsoft Corp.(b)                                                                  8,920
      300  Netsuite, Inc.*                                                                         3
    1,700  Novell, Inc.*                                                                           7
  305,600  Oracle Corp.(b)                                                                     5,987
    1,621  Phoenix Technologies Ltd.*                                                              5
      100  Progress Software Corp.*                                                                2
    7,138  Quality Systems, Inc.(a)                                                              356
    1,900  Radiant Systems, Inc.*                                                                 14
    1,400  Red Hat, Inc.*                                                                         28
    1,300  Sourcefire, Inc.*                                                                      16
   53,900  Sybase, Inc.*                                                                       1,753
   43,200  Symantec Corp.*                                                                       674
   11,700  VMware, Inc. "A"*                                                                     363
   30,100  Wind River Systems, Inc.*                                                             238
                                                                                          ----------
                                                                                              20,996
                                                                                          ----------

================================================================================

52  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS (0.2%)
    1,200  Agilysys, Inc.                                                                 $        8
    8,300  Anixter International, Inc.*                                                          340
      200  Arrow Electronics, Inc.*                                                                5
   32,400  Avnet, Inc.*                                                                          745
    2,500  Brightpoint, Inc.*                                                                     15
   31,600  Ingram Micro, Inc. "A"*                                                               522
    2,500  Insight Enterprises, Inc.*                                                             19
    5,400  SYNNEX Corp.*                                                                         140
   33,500  Tech Data Corp.*                                                                    1,073
      800  TechTarget, Inc.*                                                                       3
                                                                                          ----------
                                                                                               2,870
                                                                                          ----------
           Total Information Technology                                                       95,296
                                                                                          ----------
MATERIALS(1.4%)
---------------
ALUMINUM(0.0%)
      700  Kaiser Alum Corp.                                                                      22
                                                                                          ----------
COMMODITY CHEMICALS (0.0%)
   19,000  Calgon Carbon Corp.*                                                                  219
      100  Celanese Corp. "A"                                                                      2
      100  Koppers Holdings, Inc.                                                                  3
    2,200  NL Industries, Inc.                                                                    17
    1,200  Spartech Corp.                                                                          5
   20,351  Westlake Chemical Corp.                                                               416
                                                                                          ----------
                                                                                                 662
                                                                                          ----------
CONSTRUCTION MATERIALS (0.0%)
      200  Eagle Materials, Inc.                                                                   5
    1,500  Headwaters, Inc.*                                                                       6
    8,700  Texas Industries, Inc.                                                                296
    1,700  U.S. Concrete, Inc.*                                                                    4
      100  United States Lime and Minerals, Inc.*                                                  4
      500  Vulcan Materials Co.                                                                   22
                                                                                          ----------
                                                                                                 337
                                                                                          ----------
DIVERSIFIED CHEMICALS (0.3%)
      321  Ashland, Inc.                                                                           9
      100  Cabot Corp.                                                                             2
   23,100  Dow Chemical Co.                                                                      408
   83,300  Eastman Chemical Co.                                                                3,452
    2,941  FMC Corp.                                                                             160
      800  Huntsman Corp.                                                                          5
    3,666  LSB Industries, Inc.*                                                                  61
    1,900  Olin Corp.                                                                             25
    1,700  ShengdaTech, Inc.*                                                                      7
      300  Solutia, Inc.*                                                                          1
                                                                                          ----------
                                                                                               4,130
                                                                                          ----------
DIVERSIFIED METALS & MINING (0.0%)
      100  AMCOL International Corp.                                                               2
    3,400  Compass Minerals International, Inc.                                                  182
    1,900  Horsehead Holding Corp.*                                                               14
    1,000  RTI International Metals, Inc.*                                                        14
      100  Titanium Metals Corp.                                                                   1
                                                                                          ----------
                                                                                                 213
                                                                                          ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   46,900  CF Industries Holdings, Inc.(b)                                                     3,641
   10,500  Intrepid Potash, Inc.*                                                                342
      100  Mosaic Co.                                                                              6
      100  Scotts Miracle-Gro Co. "A"                                                              4
   43,400  Terra Industries, Inc.                                                              1,206
                                                                                          ----------
                                                                                               5,199
                                                                                          ----------
FOREST PRODUCTS (0.0%)
    5,700  Louisiana-Pacific Corp.*                                                               25
                                                                                          ----------
METAL & GLASS CONTAINERS (0.3%)
      900  AEP Industries, Inc.*                                                                  22
    6,000  AptarGroup, Inc.                                                                      186
      400  BWAY Holding Co.*                                                                       6
    1,650  Myers Industries, Inc.                                                                 17
  186,690  Pactiv Corp.*                                                                       4,182
    8,300  Silgan Holdings, Inc.                                                                 367
                                                                                          ----------
                                                                                               4,780
                                                                                          ----------
PAPER PACKAGING (0.1%)
    3,300  Bemis Co., Inc.                                                                        83
    2,100  Boise, Inc.*                                                                            4

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  53

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   13,400  Graphic Packaging Holding Co.*                                                 $       25
      200  Packaging Corp. of America                                                              3
    9,600  Rock-Tenn Co. "A"                                                                     369
      100  Sealed Air Corp.                                                                        2
    5,200  Smurfit-Stone Container Corp.*                                                          -
    9,900  Sonoco Products Co.                                                                   241
                                                                                          ----------
                                                                                                 727
                                                                                          ----------
PAPER PRODUCTS (0.0%)
    7,300  AbitibiBowater, Inc.*                                                                   1
    2,100  Buckeye Technologies, Inc.*                                                            11
      600  Clearwater Paper Corp.*                                                                14
    2,600  Glatfelter                                                                             27
      100  MeadWestvaco Corp.                                                                      1
    2,800  Verso Paper Corp.                                                                       4
                                                                                          ----------
                                                                                                  58
                                                                                          ----------
SPECIALTY CHEMICALS (0.1%)
    1,513  A. Schulman, Inc.                                                                      23
      100  Albemarle Corp.                                                                         3
    1,100  Arch Chemicals, Inc.                                                                   31
    2,700  Balchem Corp.                                                                          65
    2,400  Cytec Industries, Inc.                                                                 52
    1,400  Ferro Corp.                                                                             5
      550  GenTek, Inc.*                                                                          13
    4,600  H.B. Fuller Co.                                                                        78
    1,300  ICO, Inc.*                                                                              4
    1,300  Innospec, Inc.                                                                         12
      100  International Flavors & Fragrances, Inc.                                                3
    1,200  Landec Corp.*                                                                           8
    7,800  Lubrizol Corp.                                                                        348
      700  Metabolix, Inc.*                                                                        5
    8,700  Minerals Technologies, Inc.                                                           340
      500  OM Group, Inc.*                                                                        13
    5,000  Polyone Corp.*                                                                         15
      400  Quaker Chemical Corp.                                                                   5
    2,300  Rockwood Holdings, Inc.*                                                               34
      100  RPM International, Inc.                                                                 1
      300  Sensient Technologies Corp.                                                             7
      300  Stepan Co.                                                                             13
    1,800  Symyx Technologies, Inc.*                                                               9
   19,300  Valspar Corp.                                                                         441
    1,400  Zep, Inc.                                                                              17
    1,200  Zoltek Companies, Inc.*                                                                12
                                                                                          ----------
                                                                                               1,557
                                                                                          ----------
STEEL (0.3%)
      100  Allegheny Technologies, Inc.                                                            4
      900  AM Castle & Co.                                                                         9
      100  Carpenter Technology Corp.                                                              2
   14,000  Cliffs Natural Resources, Inc.                                                        382
      100  Commercial Metals Co.                                                                   2
      600  General Steel Holdings, Inc.*                                                           3
    1,500  Gibraltar Industries, Inc.                                                             12
      700  Haynes International, Inc.*                                                            16
   32,800  Reliance Steel & Aluminum Co.                                                       1,246
      100  Schnitzer Steel Industries, Inc. "A"                                                    5
      100  Steel Dynamics, Inc.                                                                    2
      400  Sutor Technology Group Ltd.*                                                            1
      200  United States Steel Corp.                                                               7
  245,135  Worthington Industries, Inc.                                                        3,429
                                                                                          ----------
                                                                                               5,120
                                                                                          ----------
           Total Materials                                                                    22,830
                                                                                          ----------

================================================================================

54  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (0.7%)
---------------------------------
ALTERNATIVE CARRIERS (0.0%)
    2,500  Cogent Communications Group, Inc.*                                             $       19
    7,100  Globalstar, Inc.*                                                                       7
    2,700  iBasis, Inc.*                                                                           3
   29,900  Level 3 Communications, Inc.*                                                          32
    7,200  PAETEC Holding Corp.*                                                                  22
   26,200  Premiere Global Services, Inc.*                                                       314
    8,700  tw telecom, inc.*                                                                     103
    9,900  Vonage Holdings Corp.*                                                                  5
                                                                                          ----------
                                                                                                 505
                                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    4,800  Alaska Communications Systems Group, Inc.                                              33
   57,400  AT&T, Inc.                                                                          1,423
      500  Atlantic Tele-Network, Inc.                                                            11
    6,600  Cbeyond, Inc.*                                                                        114
   38,905  CenturyTel, Inc.                                                                    1,200
   12,900  Cincinnati Bell, Inc.*                                                                 36
      100  Consolidated Communications Holdings, Inc.                                              1
      100  Embarq Corp.                                                                            4
    4,569  Fairpoint Communications, Inc.                                                          5
    1,400  Frontier Communications Corp.                                                          10
    3,100  General Communication, Inc."A"*                                                        21
   50,500  NeuStar, Inc."A"*                                                                   1,013
    1,800  NTELOS Holdings Corp.                                                                  32
    6,500  Qwest Communications International, Inc.                                               28
    2,900  Shenandoah Telecommunications Co.                                                      56
  103,500  Verizon Communications, Inc.(b)                                                     3,028
                                                                                          ----------
                                                                                               7,015
                                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   42,700  Centennial Communications Corp.*                                                      359
      300  Clearwire Corp."A"*                                                                     1
   17,400  ICO Global Communications Holdings Ltd.*                                               11
    1,000  iPCS, Inc.*                                                                            18
      750  NII Holdings, Inc.*                                                                    15
  263,400  Sprint Nextel Corp.*                                                                1,357
   10,000  Starent Networks Corp.*                                                               211
   16,500  Syniverse Holdings, Inc.*                                                             247
   23,700  Telephone & Data Systems, Inc.                                                        718
    2,900  U.S.Cellular Corp.*                                                                   121
   13,600  USA Mobility, Inc.                                                                    152
    2,000  Virgin Mobile USA, Inc."A"*                                                            10
                                                                                          ----------
                                                                                               3,220
                                                                                          ----------
           Total Telecommunication Services                                                   10,740
                                                                                          ----------
UTILITIES (1.5%)
----------------
ELECTRIC UTILITIES (0.5%)
      100  Allegheny Energy, Inc.                                                                  2
      200  Allete, Inc.                                                                            5
      600  Central Vermont Public Service Corp.                                                   10
    8,372  CH Energy Group, Inc.                                                                 347
   29,000  Cleco Corp.                                                                           593

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  55

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   36,800  DPL, Inc.                                                                      $      801
   15,600  El Paso Electric Co.*                                                                 207
      100  Empire District Electric Co.                                                            2
   28,900  Exelon Corp.                                                                        1,387
      100  FirstEnergy Corp.                                                                       4
   68,800  FPL Group, Inc.                                                                     3,889
      100  Great Plains Energy, Inc.                                                               2
    6,109  Hawaiian Electric Industries, Inc.                                                    105
      100  IdaCorp, Inc.                                                                           2
    2,700  ITC Holdings Corp.                                                                    116
    7,900  MGE Energy, Inc.                                                                      245
      100  Pepco Holdings, Inc.                                                                    1
      100  Pinnacle West Capital Corp.                                                             3
   23,000  Portland General Electric Co.                                                         414
      100  RRI Energy, Inc.*                                                                       1
      500  UIL Holdings Corp.                                                                     10
      100  UniSource Energy Corp.                                                                  3
   20,100  Weststar Energy, Inc.                                                                 359
                                                                                          ----------
                                                                                               8,508
                                                                                          ----------
GAS UTILITIES (0.4%)
      100  Atmos Energy Corp.                                                                      3
    1,100  Chesapeake Utilities Corp.                                                             36
    1,600  Ferrellgas Partners, LP                                                                28
   11,400  Laclede Group, Inc.                                                                   354
    7,300  National Fuel Gas Co.                                                                 245
   69,800  New Jersey Resources Corp.                                                          2,322
   10,700  Nicor, Inc.                                                                           337
    6,900  Northwest Natural Gas Co.                                                             293
   17,000  Piedmont Natural Gas Co., Inc.                                                        385
      100  Questar Corp.                                                                           3
      100  South Jersey Industries, Inc.                                                           3
    6,400  Southern Union Co.                                                                    111
   19,400  Southwest Gas Corp.                                                                   403
   36,300  UGI Corp.                                                                             875
   11,400  WGL Holdings, Inc.                                                                    339
                                                                                          ----------
                                                                                               5,737
                                                                                          ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      100  AES Corp.*                                                                              1
      100  Constellation Energy Group, Inc.                                                        3
      500  Enernoc, Inc.*                                                                         12
  217,460  Mirant Corp.*                                                                       3,395
   20,500  NRG Energy, Inc.*                                                                     461
    9,100  Ormat Technologies, Inc.                                                              363
    4,300  Synthesis Energy Systems, Inc.*                                                         2
                                                                                          ----------
                                                                                               4,237
                                                                                          ----------
MULTI-UTILITIES (0.3%)
      200  Alliant Energy Corp.                                                                    5
   11,800  Avista Corp.                                                                          187
      100  Black Hills Corp.                                                                       2
    1,700  Calpine Corp.*                                                                         23
      100  DTE Energy Co.                                                                          3
      100  Integrys Energy Group, Inc.                                                             3
      100  MDU Resources Group, Inc.                                                               2
      200  NiSource, Inc.                                                                          2
   18,200  NorthWestern Corp.                                                                    390
      100  NSTAR                                                                                   3
      100  OGE Energy Corp.                                                                        3
   47,700  PG&E Corp.                                                                          1,751
      600  PNM Resources, Inc.                                                                     5
   43,500  Public Service Enterprise Group, Inc.                                               1,386
      100  SCANA Corp.                                                                             3
   31,500  Sempra Energy                                                                       1,439
      300  TECO Energy, Inc.                                                                       3
                                                                                          ----------
                                                                                               5,210
                                                                                          ----------

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56  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
WATER UTILITIES (0.0%)
      700  American States Water Co.                                                      $       22
      200  American Water Works Co., Inc.                                                          3
    2,000  Aqua America, Inc.                                                                     33
      792  Cadiz, Inc.*                                                                            6
    2,400  California Water Service Group                                                         84
    1,200  Connecticut Water Service, Inc.                                                        25
    1,800  Middlesex Water Co.                                                                    25
    1,700  SJW Corp.                                                                              34
    1,500  Southwest Water Co.                                                                     8
                                                                                          ----------
                                                                                                 240
                                                                                          ----------
           Total Utilities                                                                    23,932
                                                                                          ----------
           Total Common Stocks (cost: $524,423)                                              546,741
                                                                                          ----------

PREFERRED SECURITIES (0.4%)

CONSUMER STAPLES (0.1%)
-----------------------
AGRICULTURAL PRODUCTS (0.1%)
   35,000  Dairy Farmers of America, Inc., 7.88%, cumulative
             redeemable, perpetual(e)                                                          1,908
                                                                                          ----------
FINANCIALS (0.3%)
-----------------
LIFE & HEALTH INSURANCE (0.1%)
  130,000  Delphi Financial Group, Inc., 7.38%, perpetual                                      1,666
                                                                                          ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
  175,000  Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                      2,793
                                                                                          ----------
THRIFTS & MORTGAGE FINANCE (0.0%)
   12,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible,
             perpetual                                                                            91
                                                                                          ----------
           Total Financials                                                                    4,550
                                                                                          ----------
U.S. GOVERNMENT (0.0%)
  140,000  Fannie Mae, 8.25%, perpetual*                                                         102
   80,000  Freddie Mac, 8.38%, perpetual*                                                         42
                                                                                          ----------
           Total U.S. Government                                                                 144
                                                                                          ----------
           Total Preferred Securities (cost: $15,487)                                          6,602
                                                                                          ----------
RIGHTS (0.0%)

CONSUMER DISCRETIONARY (0.0%)
-----------------------------
HOUSEWARES & SPECIALTIES (0.0%)
    2,500  Sealy Corp.*                                                                            5
                                                                                          ----------
ENERGY (0.0%)
-------------
OIL & GAS EQUIPMENT & SERVICES (0.0%)
    1,500  Allis-Chalmers Energy, Inc., acquired 05/29/2009; cost: $0*(c),(d)                      1
                                                                                          ----------
           Total Rights (cost: $4)                                                                 6
                                                                                          ----------
WARRANTS (0.0%)

CONSUMER DISCRETIONARY (0.0%)
-----------------------------
RESTAURANTS (0.0%)
    2,972  Krispy Kreme Doughnuts, Inc.*                                                           -
                                                                                          ----------
ENERGY (0.0%)
-------------
COAL & CONSUMABLE FUELS (0.0%)
       90  GreenHunter Energy, Inc., acquired 07/15/2008; cost: $0*(a),(c),(d)                     -
                                                                                          ----------
           Total Warrants  (cost: $0)                                                              -
                                                                                          ----------

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                                                  PORTFOLIO OF INVESTMENTS |  57

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (0.8%)
1,706,970  PIMCO Commodity Real Return Strategy Fund                                      $   12,615
       58  SPDR Trust Series 1 ETF                                                                 5
                                                                                          ----------
           Total Investment Companies (cost: $12,008)                                         12,620
                                                                                          ----------

HEDGE FUNDS (2.9%)
2,866,972  Deutsche iGAP Investment Trust "B", acquired 10/01/2008;
             cost: $50,000*(c),(p)                                                            46,388
                                                                                          ----------
           Total U.S. Equity Securities (cost: $601,922)                                     612,357
                                                                                          ----------

INTERNATIONAL EQUITY SECURITIES (24.1%)

COMMON STOCKS (18.9%)

CONSUMER DISCRETIONARY (1.4%)
-----------------------------
APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
    7,939  Swatch Group Ltd.(d)                                                                  275
                                                                                          ----------
APPAREL RETAIL (0.1%)
   10,800  Fast Retailing Co.(d)                                                               1,283
   10,443  Hennes & Mauritz AB "B"(d)                                                            499
    1,119  Lululemon Athletica, Inc.*                                                             14
                                                                                          ----------
                                                                                               1,796
                                                                                          ----------
AUTO PARTS & EQUIPMENT (0.1%)
    1,100  Autoliv, Inc.                                                                          31
   11,300  Denso Corp.(d)                                                                        271
    5,800  Magna International, Inc."A"                                                          188
   10,000  NHK Spring Co.(d)                                                                      57
   21,800  NOK Corp.(d)                                                                          282
   16,100  Toyota Industries Corp.(d)                                                            417
                                                                                          ----------
                                                                                               1,246
                                                                                          ----------
AUTOMOBILE MANUFACTURERS (0.4%)
   12,863  Daimler AG(d)                                                                         472
   18,218  Fiat S.p.A.*(d)                                                                       194
   17,900  Honda Motor Co. Ltd.(d)                                                               520
  152,000  Mazda Motor Corp.(d)                                                                  396
  190,000  Mitsubishi Motors Corp.*(d)                                                           304
  229,500  Nissan Motor Co. Ltd.(d)                                                            1,378
   55,000  Toyota Motor Corp.(d)                                                               2,203
    2,178  Volkswagen AG(d)                                                                      660
                                                                                          ----------
                                                                                               6,127
                                                                                          ----------
BROADCASTING (0.0%)
      200  Central European Media Enterprises Ltd."A"*                                             4
                                                                                          ----------
CABLE & SATELLITE (0.0%)
   28,990  SES(d)                                                                                580
                                                                                          ----------
CASINOS & GAMING (0.2%)
   15,442  Aristocrat Leisure, Ltd.(d)                                                            45
   54,691  OPAP S.A.(d)                                                                        1,690
   78,822  Tabcorp Holdings Ltd.(d)                                                              466
  229,493  Tatts Group Ltd.(d)                                                                   450
                                                                                          ----------
                                                                                               2,651
                                                                                          ----------
CATALOG RETAIL (0.1%)
  168,583  Home Retail Group(d)                                                                  636
                                                                                          ----------
COMPUTER & ELECTRONICS RETAIL (0.0%)
      107  Bic Camera, Inc.(d)                                                                    34
   20,486  JB Hi-Fi Ltd.(d)                                                                      206
                                                                                          ----------
                                                                                                 240
                                                                                          ----------
CONSUMER ELECTRONICS (0.2%)
   98,500  Koninklijke Philips Electronics N.V.                                                1,867
   51,000  Matsushita Electric Industrial Co. Ltd.(d)                                            735
    9,000  Sharp Corp.(d)                                                                        102
   35,900  Sony Corp.(d)                                                                         942
                                                                                          ----------
                                                                                               3,646
                                                                                          ----------

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58  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
DEPARTMENT STORES (0.1%)
  156,128  Marks & Spencer Group plc(d)                                                   $      719
    9,631  PPR(d)                                                                                815
                                                                                          ----------
                                                                                               1,534
                                                                                          ----------
DISTRIBUTORS (0.0%)
   50,000  Li & Fung Ltd.(d)                                                                     134
  206,196  Pacific Brands Ltd.(d)                                                                130
                                                                                          ----------
                                                                                                 264
                                                                                          ----------
EDUCATION SERVICES (0.0%)
    8,100  Benesse Corp.(d)                                                                      340
                                                                                          ----------
FOOTWEAR (0.0%)
   78,000  Yue Yuen Industrial Holdings, Ltd.(d)                                                 179
                                                                                          ----------
HOTELS, RESORTS, & CRUISE LINES (0.0%)
      200  Orient-Express Hotels Ltd."A"                                                           1
                                                                                          ----------
INTERNET RETAIL (0.0%)
      182  Dena Co. Ltd.(d)                                                                      626
                                                                                          ----------
LEISURE PRODUCTS (0.0%)
    9,700  Heiwa Corp.(d)                                                                        111
    6,800  Sankyo Co.(d)                                                                         361
                                                                                          ----------
                                                                                                 472
                                                                                          ----------
MOVIES & ENTERTAINMENT (0.1%)
      300  CTC Media, Inc.*                                                                        3
   38,485  Vivendi S.A.(d)                                                                     1,016
                                                                                          ----------
                                                                                               1,019
                                                                                          ----------
PUBLISHING (0.1%)
   42,092  Eniro AB*(d)                                                                           57
   35,029  Fairfax Media Ltd.(d)                                                                  32
   24,799  Pearson plc(d)                                                                        263
    4,241  Reed Elsevier N.V.(d)                                                                  51
   60,698  Reed Elsevier plc(d)                                                                  493
                                                                                          ----------
                                                                                                 896
                                                                                          ----------
RESTAURANTS (0.0%)
      100  Tim Hortons, Inc.                                                                       3
                                                                                          ----------
           Total Consumer Discretionary                                                       22,535
                                                                                          ----------
CONSUMER STAPLES (1.5%)
-----------------------
AGRICULTURAL PRODUCTS (0.1%)
  131,040  Golden Agri-Resources Ltd.(d)                                                          38
   41,181  Suedzucker AG(d)                                                                      856
  404,000  Wilmar International Ltd.(d)                                                        1,379
                                                                                          ----------
                                                                                               2,273
                                                                                          ----------
BREWERS (0.2%)
    9,200  Asahi Breweries Ltd.(d)                                                               127
    3,112  Carlsberg A/S(d)                                                                      199
   97,224  Fosters Group(d)                                                                      382
   16,942  Heineken Holding N.V.(d)                                                              510
   26,722  InBev N.V.(d)                                                                         944
   10,000  Kirin Holdings Co. Ltd.(d)                                                            126
                                                                                          ----------
                                                                                               2,288
                                                                                          ----------
DISTILLERS & VINTNERS (0.1%)
  127,612  Diageo plc(d)                                                                       1,742
                                                                                          ----------
FOOD DISTRIBUTORS (0.0%)
   86,895  AWB "B"(d)                                                                             83
   80,156  Metcash Ltd.(d)                                                                       269
                                                                                          ----------
                                                                                                 352
                                                                                          ----------
FOOD RETAIL (0.3%)
    5,338  Casino Guichard-Perrachon S.A.(a),(d)                                                 390
    7,825  Delhaize Group(a),(d)                                                                 576
   34,824  Koninklijke Ahold N.V.(d)                                                             422
   40,000  Lawson, Inc.(d)                                                                     1,667
   17,400  Seven & I Holdings Co. Ltd.(d)                                                        422
   73,298  Tesco plc(d)                                                                          434
   25,709  Woolworths Ltd.(d)                                                                    523
                                                                                          ----------
                                                                                               4,434
                                                                                          ----------
HOUSEHOLD PRODUCTS (0.1%)
    2,584  Henkel AG & Co. KGaA(d)                                                                70
   24,000  Kao Corp.(d)                                                                          528

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                                                  PORTFOLIO OF INVESTMENTS |  59

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   38,222  Reckitt Benckiser Group plc(d)                                                 $    1,658
                                                                                          ----------
                                                                                               2,256
                                                                                          ----------
HYPERMARKETS & SUPER CENTERS (0.0%)
   24,764  Wesfarmers Ltd.(d)                                                                    425
                                                                                          ----------
PACKAGED FOODS & MEAT (0.5%)
  240,172  Goodman Fielder Ltd.(d)                                                               247
      200  Lindt & Spruengli(d)                                                                  363
   69,888  Nestle S.A.(d)                                                                      2,540
   19,391  Tate & Lyle plc(d)                                                                     94
    5,000  Toyo Suisan Kaisha Ltd.(d)                                                            110
   94,689  Unilever N.V.(d)                                                                    2,270
   68,554  Unilever plc(d)                                                                     1,617
                                                                                          ----------
                                                                                               7,241
                                                                                          ----------
SOFT DRINKS (0.0%)
   13,523  Coca-Cola Amatil Ltd.(d)                                                               92
                                                                                          ----------
TOBACCO (0.2%)
   51,188  British America Tobacco plc(d)                                                      1,398
   58,419  Imperial Tobacco Group plc(d)                                                       1,518
   41,487  Swedish Match(d)                                                                      667
                                                                                          ----------
                                                                                               3,583
                                                                                          ----------
           Total Consumer Staples                                                             24,686
                                                                                          ----------
ENERGY (2.6%)
-------------
INTEGRATED OIL & GAS (2.0%)
   31,893  BG Group plc(d)                                                                       584
  391,794  BP plc(d),(f)                                                                       3,234
   74,366  ENI S.p.A.(d)                                                                       1,800
  112,631  Galp Energia SGPS S.A.(a),(d)                                                       1,774
   71,200  Lukoil Oil Co.(d)                                                                   3,852
  108,968  OAO Gazprom ADR(d)                                                                  2,560
    9,170  OMV AG(d)                                                                             372
      200  Petro-Canada                                                                            9
  149,900  Petroleo Brasileiro S.A. ADR                                                        6,600
   69,589  Repsol YPF S.A.(d)                                                                  1,564
  115,782  Royal Dutch Shell plc "A"(d),(f)                                                    3,119
   93,664  Royal Dutch Shell plc "B"(d),(f)                                                    2,547
   73,850  Statoil ASA(a),(d)                                                                  1,556
   47,783  Total S.A.(d),(f)                                                                   2,766
                                                                                          ----------
                                                                                              32,337
                                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES (0.0%)
   12,056  Compagnie Generale de Geophysique-Veritas*(d)                                         213
                                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    2,900  EnCana Corp.                                                                          161
   19,200  Energy XXI Bermuda Ltd.                                                                12
  137,700  Talisman Energy, Inc.                                                               2,234
    3,803  Woodside Petroleum Ltd.(d)                                                            132
                                                                                          ----------
                                                                                               2,539
                                                                                          ----------
OIL & GAS REFINING & MARKETING (0.4%)
   27,159  Caltex Australia(d)                                                                   261
  248,000  Cosmo Oil Co. Ltd.(d)                                                                 903
    4,400  Idemitsu Kosan Co. Ltd.(d)                                                            371
  206,500  Nippon Mining Holdings, Inc.(d)                                                     1,176
  537,000  Nippon Oil Corp.(d)                                                                 3,278
                                                                                          ----------
                                                                                               5,989
                                                                                          ----------
OIL & GAS STORAGE & TRANSPORTATION (0.0%)
      300  Frontline Ltd.                                                                          7
    2,364  General Maritime Corp.                                                                 23
    9,400  Nordic American Tanker Shipping Ltd.                                                  315
    2,480  Ship Finance International Ltd.                                                        31
                                                                                          ----------
                                                                                                 376
                                                                                          ----------
           Total Energy                                                                       41,454
                                                                                          ----------

================================================================================

60  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
FINANCIALS (4.7%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
   36,556  3i Group plc(d)                                                                $      145
   32,400  Invesco Ltd. ADR                                                                      507
    3,000  JAFCO Co., Ltd.(d)                                                                     93
                                                                                          ----------
                                                                                                 745
                                                                                          ----------
CONSUMER FINANCE (0.0%)
   39,400  Credit Saison Co. Ltd.(d)                                                             532
    2,300  SFCG Co. Ltd., acquired 06/26/2008 & 07/16/2008; cost: $274(c),(d)                      -
   42,120  Takefuji Corp.(a),(d)                                                                 244
                                                                                          ----------
                                                                                                 776
                                                                                          ----------
DIVERSIFIED BANKS (2.4%)
   12,943  Australia and New Zealand Banking Group Ltd.(d)                                       167
   91,510  Banca Intesa S.p.A.*(d)                                                               331
  120,907  Banco Bilbao Vizcaya Argentaria S.A.(d)                                             1,491
   52,890  Banco Comercial Portugues, S.A.(d)                                                     57
   77,133  Banco Espirito Santo S.A.(d)                                                          439
    6,500  Banco Latinoamericano de Exportaciones S.A. "E"                                        82
  249,186  Banco Santander S.A.(f)(d)                                                          2,687
7,425,000  Bank of China Ltd. "H"(d)                                                           3,343
  775,083  Barclays plc(d)                                                                     3,737
   28,292  BNP Paribas S.A.(d)                                                                 1,967
  156,500  BOC Hong Kong Holdings Ltd.(d)                                                        248
2,196,000  China Construction Bank Corp. "H"(d)                                                1,433
  138,000  Chuo Mitsui Trust Holdings, Inc.(d)                                                   509
   56,215  Commerzbank AG*(d)                                                                    444
   21,321  Commonwealth Bank of Australia(d)                                                     606
   23,000  DBS Group Holdings Ltd.(d)                                                            188
   12,164  Deutsche Postbank AG*(d)                                                              285
   54,241  Dexia*(a),(d)                                                                         345
   52,800  DnB NOR ASA*(d)                                                                       443
    4,720  Erste Bank der Oesterreichischen Sparkassen AG(d)                                     115
   20,300  HDFC Bank Ltd. ADR*                                                                 2,020
  347,714  HSBC Holdings plc(d),(f)                                                            3,176
   21,814  KBC Groep N.V.*(d)                                                                    456
  381,250  Lloyds TSB Group plc(d)                                                               425
  323,000  Mitsubishi UFJ Financial Group, Inc.(d)                                             2,038
  443,500  Mizuho Financial Group, Inc.(a),(d)                                                 1,067
   54,527  National Australia Bank Ltd.(d)                                                       970
   52,600  National Bank of Canada                                                             2,465
  163,860  Natixis(d)                                                                            337
   19,303  Nordea Bank AB(d)                                                                     155
   41,744  Skandinaviska Enskilda Banken "A"*(d)                                                 185
    1,429  Societe Generale(d)                                                                    83
   97,198  Standard Chartered plc(d)                                                           1,985
   12,300  Sumitomo Mitsui Financial Group, Inc.(d)                                              476
  108,000  Sumitomo Trust and Banking Co. Ltd.(d)                                                513
   24,043  Svenska Handelsbanken AB "A"(d)                                                       470
  327,361  UniCredito Italiano S.p.A.*(d)                                                        861
  181,881  Westpac Banking Corp.(d)                                                            2,763
                                                                                          ----------
                                                                                              39,362
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  61

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL MARKETS (0.4%)
   38,726  Credit Suisse Group(d)                                                         $    1,733
   22,057  Deutsche Bank AG(a),(d)                                                             1,484
  373,900  Investec plc(d)                                                                     2,092
   39,062  UBS AG*(d)                                                                            591
                                                                                          ----------
                                                                                               5,900
                                                                                          ----------
INVESTMENT BANKING & BROKERAGE (0.1%)
      100  Lazard Ltd. "A"                                                                         3
   11,274  Macquarie Group Ltd.(d)                                                               290
   91,347  Marfin Investment Group S.A.*(d)                                                      488
      400  MF Global Ltd.*                                                                         2
  130,800  Nomura Holdings, Inc.(d)                                                              988
                                                                                          ----------
                                                                                               1,771
                                                                                          ----------
LIFE & HEALTH INSURANCE (0.4%)
  115,131  AEGON N.V.(d)                                                                         724
  809,000  China Life Insurance Co. Ltd. "H"(d)                                                2,954
    5,490  CNP Assurances(d)                                                                     521
   57,695  Friends Provident(d)                                                                   63
  453,861  Legal & General Group plc(d)                                                          447
  575,967  Old Mutual plc(d)                                                                     687
   49,430  Prudential plc(d)                                                                     345
    1,273  Swiss Life Holding*(d)                                                                108
                                                                                          ----------
                                                                                               5,849
                                                                                          ----------
MULTI-LINE INSURANCE (0.4%)
   15,839  Allianz Holding AG(d)                                                               1,561
    3,809  Assicurazioni Generali S.p.A.(d)                                                       85
  152,030  Aviva plc(d)                                                                          839
   54,767  AXA S.A.(d)                                                                         1,026
    5,100  Fairfax Financial Holdings Ltd.                                                     1,318
      713  Topdanmark A/S*(d)                                                                     86
    6,125  Zurich Financial Services AG(d)                                                     1,147
                                                                                          ----------
                                                                                               6,062
                                                                                          ----------
MULTI-SECTOR HOLDINGS (0.1%)
    1,534  Compagnie Nationale a Portefeuille(d)                                                  80
    9,360  Corporacion Financiera Alba S.A.(d)                                                   442
   13,737  Exor S.p.A.(d)                                                                        233
    7,883  Groupe Bruxelles Lambert S.A.(d)                                                      638
                                                                                          ----------
                                                                                               1,393
                                                                                          ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
  116,816  Fortis*(d)                                                                            448
   92,893  ING Groep N.V.(d)                                                                     991
                                                                                          ----------
                                                                                               1,439
                                                                                          ----------
PROPERTY & CASUALTY INSURANCE (0.1%)
   13,436  Argo Group International Holdings Ltd.*                                               377
   20,000  Aspen Insurance Holdings Ltd.                                                         462
   14,300  Axis Capital Holdings Ltd.                                                            341
    9,879  Fondiaria-Sai S.p.A.(d)                                                               164
   60,684  Suncorp Metway(d)                                                                     290
    1,100  United American Indemnity Ltd. "A"*                                                     5
                                                                                          ----------
                                                                                               1,639
                                                                                          ----------
REGIONAL BANKS (0.3%)
   40,000  77th Bank Ltd.(d)                                                                     216
   15,000  Fukuoka Financial Group, Inc.(d)                                                       66
  241,000  Gunma Bank Ltd.(d)                                                                  1,281
   26,000  Hokuhoku Financial Group, Inc.(d)                                                      55
   13,000  Joyo Bank Ltd.(d)                                                                      64
  107,202  OTP Bank*(d)                                                                        1,909
    1,300  Popular, Inc.                                                                           4
   26,900  Resona Holdings, Inc.(a),(d)                                                          407
  377,000  Shinsei Bank Ltd.*(d)                                                                 509
   21,000  Yamaguchi Financial Group, Inc.(d)                                                    261
                                                                                          ----------
                                                                                               4,772
                                                                                          ----------

================================================================================

62  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
REINSURANCE (0.3%)
   11,600  Endurance Specialty Holdings Ltd.                                              $      319
    2,507  Enstar Group Ltd.*                                                                    138
      200  Everest Reinsurance Group Ltd.                                                         14
   46,011  Flagstone Reinsurance Holdings Ltd.                                                   441
    3,900  Greenlight Capital Re Ltd. "A"*                                                        64
   14,526  Hannover Rueckversicherungs*(d)                                                       546
   12,700  IPC Holdings Ltd.                                                                     316
      100  Montpelier Re Holdings Ltd.                                                             1
    5,753  Muenchener Rueckversicherungs-Gesellschaft AG(d)                                      807
      200  PartnerRe Ltd.                                                                         13
    2,200  RenaissanceRe Holdings Ltd.                                                           101
   62,200  SCOR SE(d)                                                                          1,312
   11,388  Swiss Re(d)                                                                           372
   18,900  Validus Holdings Ltd.(a)                                                              431
                                                                                          ----------
                                                                                               4,875
                                                                                          ----------
SPECIALIZED FINANCE (0.1%)
   57,700  Hong Kong Exchanges & Clearing Ltd.(d)                                                896
                                                                                          ----------
           Total Financials                                                                   75,479
                                                                                          ----------
HEALTH CARE (1.5%)
------------------
BIOTECHNOLOGY (0.1%)
   39,024  CSL Ltd.(d)                                                                           914
                                                                                          ----------
HEALTH CARE EQUIPMENT (0.0%)
   15,026  Elekta AB "B"(d)                                                                      209
      900  Orthofix International N.V.*                                                           23
   12,653  Smith & Nephew plc(d)                                                                  92
                                                                                          ----------
                                                                                                 324
                                                                                          ----------
HEALTH CARE SERVICES (0.0%)
   24,021  Primary Health Care Ltd.(d)                                                           103
                                                                                          ----------
HEALTH CARE SUPPLIES (0.0%)
    2,700  Miraca Holdings, Inc.(d)                                                               62
    8,000  Nipro Corp.(d)                                                                        150
                                                                                          ----------
                                                                                                 212
                                                                                          ----------
PHARMACEUTICALS (1.4%)
   40,700  Astellas Pharma, Inc.(d)                                                            1,383
   44,950  AstraZeneca plc(d)                                                                  1,874
   11,523  Bayer AG(d)                                                                           656
    4,200  Daiichi Sankyo Co. Ltd.(d)                                                             79
    8,000  Dainippon Sumitomo Pharma Co., Ltd.(d)                                                 66
  279,323  GlaxoSmithKline plc(d)                                                              4,708
   63,100  H Lundbeck A/S(d)                                                                   1,414
    6,000  Kissei Pharmaceutical Co. Ltd.(d)                                                     138
   10,000  Kyorin Co. Ltd.(d)                                                                    148
   12,000  Mitsubishi Tanabe Pharma Corp.(d)                                                     133
   71,132  Novartis AG(d)                                                                      2,844
   14,664  Novo Nordisk A/S(d)                                                                   764
   11,427  Roche Holdings AG(d)                                                                1,559
   76,058  Sanofi-Aventis S.A.(d)                                                              4,845
    8,403  Shire Ltd.(d)                                                                         117
   25,600  Takeda Pharmaceutical Co. Ltd.(d)                                                   1,015
    5,393  Teva Pharmaceutical Industries Ltd. ADR                                               250
    1,100  Towa Pharmaceutical Co., Ltd.(d)                                                       49
    1,700  Warner Chilcott Ltd. "A"*                                                              22
                                                                                          ----------
                                                                                              22,064
                                                                                          ----------
           Total Health Care                                                                  23,617
                                                                                          ----------
INDUSTRIALS (1.9%)
------------------
AEROSPACE & DEFENSE (0.2%)
  261,425  BAE Systems plc(d),(f)                                                              1,452

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  63

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   73,156  European Aeronautic Defense and Space Co. N.V.(d)                              $    1,200
   58,820  Meggitt plc(d)                                                                        152
                                                                                          ----------
                                                                                               2,804
                                                                                          ----------
AIR FREIGHT & LOGISTICS (0.0%)
    1,867  TNT N.V.(d)                                                                            37
   21,700  UTi Worldwide, Inc.*                                                                  284
                                                                                          ----------
                                                                                                 321
                                                                                          ----------
AIRLINES (0.1%)
   31,000  Cathay Pacific Airways(d)                                                              43
   41,800  Copa Holdings S.A. "A"                                                              1,455
   26,378  Qantas Airways Ltd.(d)                                                                 41
                                                                                          ----------
                                                                                               1,539
                                                                                          ----------
BUILDING PRODUCTS (0.2%)
   60,909  Compagnie De Saint Gobain(d)                                                        2,222
   25,000  Nippon Sheet Glass Co. Ltd.(d)                                                         72
                                                                                          ----------
                                                                                               2,294
                                                                                          ----------
CONSTRUCTION & ENGINEERING (0.1%)
  261,413  Balfour Beatty plc(d)                                                               1,439
    4,738  Bouygues S.A.(d)                                                                      195
   40,000  Kinden Corp.(d)                                                                       331
    4,367  Leighton Holdings(d)                                                                   80
    8,661  Sacyr Vallehermoso S.A.(d)                                                            142
                                                                                          ----------
                                                                                               2,187
                                                                                          ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
   20,000  SembCorp Marine Ltd.(d)                                                                43
                                                                                          ----------
DIVERSIFIED SUPPORT SERVICES (0.0%)
   36,167  Brambles Ltd.(d)                                                                      172
                                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
    5,703  Schneider Electric S.A.(d)                                                            429
                                                                                          ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
  119,585  Serco Group plc(d)                                                                    782
                                                                                          ----------
HEAVY ELECTRICAL EQUIPMENT (0.1%)
   43,481  ABB Ltd.*(d)                                                                          716
   20,937  Alstom S.A.(d)                                                                      1,330
      803  Vestas Wind Systems A/S*(d)                                                            59
                                                                                          ----------
                                                                                               2,105
                                                                                          ----------
HIGHWAYS & RAILTRACKS (0.0%)
  299,376  Macquarie Infrastructure Group(d)                                                     336
    2,353  Societe des Autoroutes Paris-Rhin-Rhone(d)                                            145
                                                                                          ----------
                                                                                                 481
                                                                                          ----------
INDUSTRIAL CONGLOMERATES (0.3%)
  141,000  Hutchison Whampoa Ltd.(d)                                                             987
  201,000  Keppel Corp. Ltd.(d)                                                                1,004
   18,734  Siemens AG(d)                                                                       1,369
   13,974  Wendel(d)                                                                             599
                                                                                          ----------
                                                                                               3,959
                                                                                          ----------
INDUSTRIAL MACHINERY (0.2%)
   20,976  Alfa Laval AB(d)                                                                      200
   34,501  Atlas Copco AB(d)                                                                     349
   33,760  Invensys plc*(d)                                                                      128
   30,480  Kone Oyj "B"(d)                                                                       926
   11,321  Konecranes Oyj(d)                                                                     273
    1,272  Vallourec S.A.(d)                                                                     161
   15,908  Wartsila Corp. OYJ "B"(d)                                                             576
                                                                                          ----------
                                                                                               2,613
                                                                                          ----------
MARINE (0.2%)
    2,200  Eagle Bulk Shipping, Inc.                                                              17
    2,876  Kuehne & Nagel International AG(d)                                                    224
  128,000  Mitsui O.S.K. Lines Ltd.(d)                                                           913
  140,000  Nippon Yusen Kabushiki Kaisha(d)                                                      673
  111,000  Orient Overseas International Ltd.(d)                                                 487
                                                                                          ----------
                                                                                               2,314
                                                                                          ----------

================================================================================

64  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
MARINE PORTS & SERVICES (0.0%)
   48,000  Kamigumi Co. Ltd.(d)                                                           $      371
                                                                                          ----------
OFFICE SERVICES & SUPPLIES (0.0%)
   10,685  Corp. Express Australia Ltd.(d)                                                        28
                                                                                          ----------
RAILROADS (0.0%)
       58  Central Japan Railway Co.(d)                                                          372
    4,100  East Japan Railway Co.(d)                                                             245
                                                                                          ----------
                                                                                                 617
                                                                                          ----------
RESEARCH & CONSULTING SERVICES (0.0%)
   25,175  Experian plc(d)                                                                       186
                                                                                          ----------
SECURITY & ALARM SERVICES (0.1%)
   12,163  Niscayah Group AB "B"(d)                                                               19
      800  Secom Co., Ltd.(d)                                                                     33
  234,600  Securitas AB "B"(d)                                                                 1,999
                                                                                          ----------
                                                                                               2,051
                                                                                          ----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
  104,000  Itochu Corp.(d)                                                                       756
   91,000  Marubeni Corp.(d)                                                                     414
   50,500  Mitsubishi Corp.(d)                                                                   958
   46,000  Mitsui & Co. Ltd.(d)                                                                  584
  875,000  Noble Group Ltd.(d)                                                                   959
  119,200  Sumitomo Corp.(d)                                                                   1,195
                                                                                          ----------
                                                                                               4,866
                                                                                          ----------
TRUCKING (0.0%)
   32,000  ComfortDelGro Corp. Ltd.(d)                                                            29
                                                                                          ----------
           Total Industrials                                                                  30,191
                                                                                          ----------
INFORMATION TECHNOLOGY (1.0%)
-----------------------------
APPLICATION SOFTWARE (0.1%)
    2,400  Amdocs Ltd.*                                                                           52
   45,078  Autonomy Corp.*(d)                                                                  1,129
   20,838  SAP AG(d)                                                                             897
                                                                                          ----------
                                                                                               2,078
                                                                                          ----------
COMMUNICATIONS EQUIPMENT (0.2%)
1,032,500  China Railway Construction Corp.*(d)                                                1,490
   21,168  LM Ericsson Telephone Co. "B" ADR(d)                                                  197
   78,505  Nokia Oyj(d)                                                                        1,203
                                                                                          ----------
                                                                                               2,890
                                                                                          ----------
COMPUTER HARDWARE (0.0%)
  137,000  Fujitsu Ltd.(d)                                                                       713
                                                                                          ----------
COMPUTER STORAGE & PERIPHERALS (0.0%)
   12,600  Seiko Epson Corp.(d)                                                                  186
                                                                                          ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
   76,351  Computershare Ltd.(d)                                                                 543
                                                                                          ----------
ELECTRONIC COMPONENTS (0.1%)
    5,600  Mitsumi Electric Co. Ltd.(d)                                                          109
    6,900  Murata Manufacturing Co., Ltd.(d)                                                     295
   83,000  Nippon Electric Glass Co. Ltd.(d)                                                     807
                                                                                          ----------
                                                                                               1,211
                                                                                          ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
  134,000  Hitachi Ltd.(d)                                                                       447
                                                                                          ----------
HOME ENTERTAINMENT SOFTWARE (0.1%)
    5,800  Nintendo Co. Ltd.(d)                                                                1,576
                                                                                          ----------
INTERNET SOFTWARE & SERVICES (0.2%)
   36,300  AsiaInfo Holdings, Inc.*                                                              761
      136  eAccess Ltd.(d)                                                                       111
       36  Kakaku.Com., Inc.(d)                                                                  134
  136,200  Tencent Holdings Ltd.(d)                                                            1,517
   16,107  United Internet AG*(d)                                                                207
    1,004  Yahoo Japan Corp.(d)                                                                  268
                                                                                          ----------
                                                                                               2,998
                                                                                          ----------
IT CONSULTING & OTHER SERVICES (0.1%)
    1,191  Cap Gemini S.A.(d)                                                                     46
   36,547  LogicaCMG plc(d)                                                                       44

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  65

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
       35  Net One Systems Co.(d)                                                         $       56
      237  NTT Data Corp.(d)                                                                     706
                                                                                          ----------
                                                                                                 852
                                                                                          ----------
OFFICE ELECTRONICS (0.1%)
    7,200  Canon, Inc.(d)                                                                        239
   12,000  Konica Minolta Holdings, Inc.(d)                                                      126
    4,285  Neopost S.A.(d)                                                                       358
   31,000  Ricoh Co. Ltd.(d)                                                                     429
                                                                                          ----------
                                                                                               1,152
                                                                                          ----------
SEMICONDUCTOR EQUIPMENT (0.0%)
    4,400  Advantest Corp.(d)                                                                     79
                                                                                          ----------
SEMICONDUCTORS (0.1%)
  118,200  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     1,293
                                                                                          ----------
SYSTEMS SOFTWARE (0.0%)
    1,000  Oracle Corp.(d)                                                                        36
                                                                                          ----------
           Total Information Technology                                                       16,054
                                                                                          ----------
MATERIALS (1.7%)
----------------
CONSTRUCTION MATERIALS (0.2%)
   88,200  CRH plc(d)                                                                          2,089
    6,418  HeidelbergCement AG(d)                                                                232
    2,156  Holcim Ltd.(d)                                                                        115
   12,573  Lafarge S.A.*(d)                                                                      863
                                                                                          ----------
                                                                                               3,299
                                                                                          ----------
DIVERSIFIED CHEMICALS (0.1%)
    1,667  AkzoNobel N.V.(d)                                                                      78
   17,317  BASF AG(d)                                                                            731
    9,612  Solvay S.A.(d)                                                                        881
                                                                                          ----------
                                                                                               1,690
                                                                                          ----------
DIVERSIFIED METALS & MINING (0.6%)
  178,107  Antofagasta plc(d)                                                                  1,840
   67,898  BHP Billiton Ltd.(d),(f)                                                            1,908
  109,996  BHP Billiton plc(d)                                                                 2,635
   53,883  Boliden AB(d)                                                                         422
   11,422  Rio Tinto Ltd.(d)                                                                     596
   26,822  Rio Tinto plc(d)                                                                    1,215
  127,115  Xstrata plc(d)                                                                      1,450
                                                                                          ----------
                                                                                              10,066
                                                                                          ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
  112,574  Incitec Pivot Ltd.(d)                                                                 244
    8,287  K&S AG(d)                                                                             617
   35,579  Nufarm Ltd.(d)                                                                        351
    7,048  Syngenta AG(d)                                                                      1,716
   32,684  Yara International ASA(d)                                                           1,077
                                                                                          ----------
                                                                                               4,005
                                                                                          ----------
INDUSTRIAL GASES (0.0%)
      705  Air Liquide S.A.(d)                                                                    66
                                                                                          ----------
METAL & GLASS CONTAINERS (0.0%)
   22,834  Rexam plc(d)                                                                          115
                                                                                          ----------
PAPER PACKAGING (0.0%)
   20,003  Huhtamaki Oyj(d)                                                                      208
                                                                                          ----------
PAPER PRODUCTS (0.0%)
    2,800  Domtar Corp.*                                                                           3
    2,900  Nippon Paper Group, Inc.(d)                                                            82
   43,125  Svenska Cellulosa AB(d)                                                               499
                                                                                          ----------
                                                                                                 584
                                                                                          ----------
SPECIALTY CHEMICALS (0.2%)
   21,000  Dainippon Ink and Chemicals, Inc.(d)                                                   34
   57,157  Koninklijke DSM N.V.(d)                                                             1,995
    4,700  Shin-Etsu Chemical Co. Ltd.(d)                                                        246
   18,000  Tokuyama Corp.(d)                                                                     129
                                                                                          ----------
                                                                                               2,404
                                                                                          ----------
STEEL (0.3%)
   43,421  ArcelorMittal ADR(a),(d)                                                            1,447
   88,709  Bluescope Steel Ltd.(d)                                                               171
   71,000  Godo Steel Ltd.(d)                                                                    228
   14,400  JFE Holdings, Inc.(d)                                                                 483
    5,700  Kyoei Steel Ltd.(d)                                                                   153
    1,500  Maruichi Steel Tube Ltd.(d)                                                            29
   60,000  Nippon Steel Corp.(d)                                                                 230
   81,965  Onesteel Ltd.(d)                                                                      180

================================================================================

66  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   25,000  Sumitomo Metal Industries Ltd.(d)                                              $       68
   33,327  ThyssenKrupp AG(d)                                                                    851
   14,300  Yamato Kogyo Co.(d)                                                                   386
                                                                                          ----------
                                                                                               4,226
                                                                                          ----------
           Total Materials                                                                    26,663
                                                                                          ----------
TELECOMMUNICATION SERVICES (1.6%)
---------------------------------
ALTERNATIVE CARRIERS (0.1%)
  183,832  Cable & Wireless plc(d)                                                               402
    4,600  Global Crossing Ltd.*                                                                  39
    3,664  Iliad S.A.(d)                                                                         408
                                                                                          ----------
                                                                                                 849
                                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
  266,686  BT Group plc(d)                                                                       381
   29,006  France Telecom S.A.(a),(d)                                                            709
    6,440  Koninklijke (Royal) KPN N.V.(d)                                                        85
  109,400  Nippon Telegraph & Telephone Corp.(d)                                               4,548
  407,970  Portugal Telecom SGPS S.A.(d)                                                       3,669
      910  Swisscom AG(d)                                                                        269
1,071,791  Telecom Italia S.p.A.(d)                                                            1,247
  115,285  Telefonica S.A.(d),(f)                                                              2,490
   56,200  Telenor ASA*(d)                                                                       475
   37,174  Teliasonera AB(d)                                                                     192
                                                                                          ----------
                                                                                              14,065
                                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
  125,400  America Movil S.A.B. de C.V. ADR "L"                                                4,807
      269  KDDI Corp.(d)                                                                       1,408
      253  NTT DoCoMo, Inc.(d)                                                                   378
   14,700  SoftBank Corp.(d)                                                                     269
2,159,754  Vodafone Group plc(d)                                                               4,064
                                                                                          ----------
                                                                                              10,926
                                                                                          ----------
           Total Telecommunication Services                                                   25,840
                                                                                          ----------
UTILITIES (1.0%)
----------------
ELECTRIC UTILITIES (0.6%)
   30,000  Cheung Kong Infrastructure Holdings, Ltd.(d)                                          111
   20,900  Chubu Electric Power Co., Inc.(d)                                                     466
    5,600  Chugoku Electric Power Co., Inc.(d)                                                   115
   52,066  E.ON AG(d)                                                                          1,841
   84,734  EDP-Energias de Portugal(d)                                                           341
   33,829  Endesa S.A.(d)                                                                        882
  282,829  Enel S.p.A.(a),(d),(f)                                                              1,687
  116,500  Hong Kong Electric Holdings Ltd.(d)                                                   626
   75,003  Iberdrola S.A.(d)                                                                     642
   34,000  Kansai Electric Power Co., Inc.(d)                                                    739
   24,600  Kyushu Electric Power Co., Inc.(d)                                                    517
   51,141  Public Power Corp.(d)                                                               1,162
   25,870  SP Ausnet(d)                                                                           17
   74,626  Terna-Rete Elettrica Nationale S.p.A.(d)                                              274
    5,800  Tokyo Electric Power Co., Inc.(d)                                                     146
                                                                                          ----------
                                                                                               9,566
                                                                                          ----------
GAS UTILITIES (0.1%)
    3,615  Enagas S.A.(d)                                                                         67
   21,163  Gas Natural SDG S.A.(d)                                                               381
  301,000  Osaka Gas Co. Ltd.(d)                                                                 952
   31,000  Tokyo Gas Co. Ltd.(d)                                                                 114
                                                                                          ----------
                                                                                               1,514
                                                                                          ----------
MULTI-UTILITIES (0.3%)
   56,131  Centrica plc(d)                                                                       224
    6,005  Gaz de France S.A.(d)                                                                 237
  115,835  National Grid plc(d)                                                                1,122
   32,975  RWE AG(d)                                                                           2,742
                                                                                          ----------
                                                                                               4,325
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  67

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
WATER UTILITIES (0.0%)
      800  Consolidated Water Co. Ltd.                                                    $       13
                                                                                          ----------
           Total Utilities                                                                    15,418
                                                                                          ----------
           Total Common Stocks (cost: $343,898)                                              301,937
                                                                                          ----------

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
----------------------------------------------------------------------------------------------------
PREFERRED SECURITIES (1.5%)

CONSUMER DISCRETIONARY (0.1%)
-----------------------------
AUTOMOBILE MANUFACTURERS (0.1%)
   13,324  Porsche AG(d)                                                                         813
    4,033  Volkswagen AG(d)                                                                      289
                                                                                          ----------
           Total Consumer Discretionary                                                        1,102
                                                                                          ----------
FINANCIALS (1.0%)
-----------------
DIVERSIFIED BANKS (0.4%)
  280,200  Banco Itau Holding Financeira S.A.                                                  4,542
   $3,000  Lloyds Banking Group plc, 6.41%, perpetual(e)                                       1,172
                                                                                          ----------
                                                                                               5,714
                                                                                          ----------
MULTI-LINE INSURANCE (0.0%)
   80,625  Unipol Gruppo Finanziario S.p.A.*(d)                                                   72
                                                                                          ----------
MULTI-SECTOR HOLDINGS (0.0%)
   23,759  IFI-Istituto Finanziario Industriale S.p.A.(d)                                        234
                                                                                          ----------
PROPERTY & CASUALTY INSURANCE (0.3%)
   20,000  Axis Capital Holdings Ltd., 7.50%, perpetual                                        1,391
   $6,000  White Mountains Re Group, 7.51%, perpetual(e)                                       3,368
                                                                                          ----------
                                                                                               4,759
                                                                                          ----------
REINSURANCE (0.3%)
    3,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                                  136
   $8,000  Swiss Re Capital I LP, 6.85%, perpetual(e)                                          4,646
                                                                                          ----------
                                                                                               4,782
                                                                                          ----------
           Total Financials                                                                   15,561
                                                                                          ----------
INDUSTRIALS (0.1%)
------------------
INDUSTRIAL MACHINERY (0.1%)
   41,900  Schindler Holding AG(d)                                                             2,510
                                                                                          ----------
MATERIALS (0.2%)
----------------
STEEL (0.2%)
  193,900  Vale S.A. "A"                                                                       3,200
                                                                                          ----------
TELECOMMUNICATION SERVICES (0.1%)
---------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,500  Centaur Funding Corp., 9.08%(e)                                                     1,665
                                                                                          ----------
           Total Preferred Securities (cost: $26,805)                                         24,038
                                                                                          ----------

================================================================================

68  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
RIGHTS (0.0%)

CONSUMER DISCRETIONARY (0.0%)
-----------------------------
PUBLISHING (0.0%)
  126,276  Eniro AB*(d)                                                                   $       81
                                                                                          ----------
CONSUMER STAPLES (0.0%)
-----------------------
FOOD RETAIL (0.0%)
    5,338  Casino Guichard Perrachon S.A.*(d)                                                     20
                                                                                          ----------
FINANCIALS (0.0%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
   47,000  3i Group plc*                                                                          80
                                                                                          ----------
DIVERSIFIED BANKS (0.0%)
   71,292  Fortis, acquired 10/13/2008; cost: $0*(c),(d)                                           -
  236,870  Lloyds Banking Group plc*(d)                                                          113
                                                                                          ----------
           Total Financials                                                                      193
                                                                                          ----------
           Total Rights (cost: $390)                                                             294
                                                                                          ----------
INVESTMENT COMPANIES (3.7%)
1,797,900  iShares MSCI Emerging Markets Index ETF (cost: $38,355)                            59,798
                                                                                          ----------
           Total International Equity Securities (cost: $409,448)                            386,067
                                                                                          ----------
PRECIOUS METALS AND MINERALS SECURITIES (3.2%)

GOLD (2.5%)

AFRICAN GOLD COMPANIES (0.2%)
  180,000  Gold Fields Ltd. ADR                                                                2,445
                                                                                          ----------
AUSTRALIAN GOLD COMPANIES (0.3%)
  900,000  Lihir Gold Ltd.*(d)                                                                 2,395
   94,259  Newcrest Mining Ltd.(d)                                                             2,529
                                                                                          ----------
                                                                                               4,924
                                                                                          ----------
EUROPEAN GOLD COMPANIES (0.1%)
   35,000  Randgold Resources Ltd. ADR                                                         2,443
                                                                                          ----------
NORTH AMERICAN GOLD COMPANIES (1.7%)
   40,000  Agnico-Eagle Mines Ltd.                                                             2,474
    2,500  Allied Nevada Gold Corp.*                                                              19
   60,000  Barrick Gold Corp.                                                                  2,285
  240,000  Eldorado Gold Corp.*                                                                2,381
  250,000  Gammon Gold, Inc.*                                                                  2,060
   60,000  Goldcorp, Inc.                                                                      2,384
  240,000  IAMGOLD Corp.                                                                       2,705
  120,000  Kinross Gold Corp.                                                                  2,426
   47,300  Newmont Mining Corp.                                                                2,312
  260,000  Red Back Mining, Inc.*                                                              2,489
   54,100  Royal Gold, Inc.                                                                    2,519
  230,000  Yamana Gold, Inc.                                                                   2,707
                                                                                          ----------
                                                                                              26,761
                                                                                          ----------
SOUTH AMERICAN GOLD COMPANIES (0.2%)
   90,000  Compania de Minas Buenaventura S.A. ADR                                             2,550
                                                                                          ----------
           Total Gold                                                                         39,123
                                                                                          ----------
PLATINUM GROUP METALS (0.4%)
   50,000  AngloGold Ashanti Ltd. ADR                                                          2,117
  105,000  Impala Platinum Holdings Ltd.(d)                                                    2,547
   85,000  Lonmin plc(d)                                                                       1,962
   25,200  Stillwater Mining Co.*                                                                186
                                                                                          ----------
           Total Platinum Group Metals                                                         6,812
                                                                                          ----------
SILVER (0.3%)
    3,300  Apex Silver Mines Ltd., acquired 09/04/2008; cost: $8*(c),(d)                           -
    3,710  Coeur d'Alene Mines Corp.*                                                             55
   12,600  Hecla Mining Co.*                                                                      47

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  69

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
  110,000  Pan American Silver Corp.*                                                     $    2,576
  260,000  Silver Wheaton Corp.*                                                               2,735
                                                                                          ----------
           Total Silver                                                                        5,413
                                                                                          ----------
           Total Precious Metals and Minerals Securities (cost: $37,397)                      51,348
                                                                                          ----------
REAL ESTATE EQUITY SECURITIES (3.2%)

COMMON STOCKS (1.8%)

DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
      300  AMREP Corp.*                                                                            4
      513  Comfort Systems USA, Inc.                                                               5
      400  Consolidated-Tomoka Land Co.                                                           13
    1,600  FX Real Estate and Entertainment, Inc.*                                                 -
    1,043  G & K Services, Inc. "A"                                                               22
    2,100  Grubb & Ellis Co.                                                                       1
  218,000  Hang Lung Properties Ltd.(d)                                                          729
   24,000  Henderson Land Development Co. Ltd.(d)                                                145
      214  Jelmoli Holding AG(d)                                                                  79
      100  Jones Lang LaSalle, Inc.                                                                3
   42,600  Leopalace21 Corp.(d)                                                                  377
      300  Maui Land & Pineapple Co., Inc.*                                                        3
    4,850  McGrath RentCorp                                                                       88
    7,600  Meruelo Maddux Properties, Inc.*                                                        1
      100  St. Joe Co.*                                                                            3
      300  Stratus Properties, Inc.*                                                               2
   79,000  Sun Hung Kai Properties Ltd.(d)                                                       987
      900  Tejon Ranch Co.*                                                                       23
    1,300  Thomas Properties Group, Inc.                                                           2
   21,000  Tokyo Tatemono Co. Ltd.(d)                                                            100
      200  United Capital Corp.*                                                                   4
   27,000  UOL Group Ltd.(d)                                                                      62
   65,000  Wharf (Holdings) Ltd.(d)                                                              270
  110,000  Wheelock & Co. Ltd.(d)                                                                315
                                                                                          ----------
                                                                                               3,238
                                                                                          ----------
REAL ESTATE DEVELOPMENT (0.0%)
   17,000  Cheung Kong Holdings Ltd.(d)                                                          211
                                                                                          ----------
REAL ESTATE OPERATING COMPANIES (0.0%)
   33,737  Citycon Oyj(d)                                                                         85
   16,000  Hysan Development Co., Ltd.(d)                                                         37
    7,134  Sponda Oyj*(d)                                                                         22
                                                                                          ----------
                                                                                                 144
                                                                                          ----------
REITs - DIVERSIFIED (0.2%)
    1,100  CapLease, Inc.                                                                          3
    2,600  Colonial Properties Trust                                                              20
    2,500  Cousins Properties, Inc.                                                               23
  108,472  GPT Group(d)                                                                           45
    3,200  Investors Real Estate Trust                                                            29
   94,000  Liberty Property Trust, Inc.                                                        2,188
   42,068  Mirvac Group(d)                                                                        39
      428  One Liberty Properties, Inc.                                                            3
    8,900  PS Business Parks, Inc.                                                               399
      713  Vornado Realty Trust                                                                   33
    3,000  Washington REIT                                                                        66
                                                                                          ----------
                                                                                               2,848
                                                                                          ----------
REITs - INDUSTRIAL (0.1%)
   41,600  AMB Property Corp.                                                                    742
   10,100  DCT Industrial Trust, Inc.                                                             45
      700  DuPont Fabros Technology, Inc.                                                          7
   11,100  EastGroup Properties, Inc.                                                            379

================================================================================

70  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    2,400  First Industrial Realty Trust, Inc.                                            $       10
    1,600  First Potomac Realty Trust                                                             17
  359,571  Macquarie Goodman Group(d)                                                             72
    1,100  Monmouth Real Estate Investment Corp. "A"                                               7
    2,000  ProLogis                                                                               17
                                                                                          ----------
                                                                                               1,296
                                                                                          ----------
REITs - MORTGAGE (0.0%)
      600  American Capital Agency Corp.                                                          11
    2,600  Annaly Capital Management, Inc.                                                        36
    5,600  Anworth Mortgage Asset Corp.                                                           37
      800  Capital Trust, Inc. "A"                                                                 1
    1,000  CapitalSource, Inc.                                                                     4
    3,600  Capstead Mortgage Corp.                                                                43
      700  Care Investment Trust, Inc.                                                             4
    7,500  Chimera Investment Corp.                                                               26
      600  Douglas Emmett, Inc.                                                                    6
    2,200  Gramercy Capital Corp.                                                                  5
      900  Hatteras Financial Corp.                                                               22
      500  iStar Financial, Inc.                                                                   2
   12,300  MFA Mortgage Investments, Inc.                                                         77
    1,800  Newcastle Investment Corp.                                                              1
    3,300  NorthStar Realty Finance Corp.                                                         11
    3,000  RAIT Financial Trust                                                                    4
    3,300  Redwood Trust, Inc.                                                                    53
      900  Resource Capital Corp.                                                                  3
       36  Walter Investment Management Corp.*                                                     -
                                                                                          ----------
                                                                                                 346
                                                                                          ----------
REITs - OFFICE (0.2%)
      200  Alexandria Real Estate Equities, Inc.                                                   7
    4,700  BioMed Realty Trust, Inc.                                                              46
      600  Boston Properties, Inc.                                                                29
      400  Brandywine Realty Trust                                                                 3
    2,600  Corporate Office Properties Trust                                                      77
   20,400  Digital Realty Trust, Inc.                                                            730
    1,000  Duke Realty Corp.                                                                       9
   29,800  Franklin Street Properties Corp.                                                      375
    3,500  Highwoods Properties, Inc.                                                             79
    1,000  HRPT Properties Trust                                                                   5
   25,200  Kilroy Realty Corp.                                                                   536
    4,558  Lexington Realty Trust                                                                 19
   53,900  Mack-Cali Realty Corp.                                                              1,332
   55,747  Macquarie Office Trust Ltd.(d)                                                          9
    2,500  Maguire Properties, Inc.*                                                               3
    1,200  Mission West Properties, Inc.                                                           8
        2  Nippon Building Fund, Inc.(d)                                                          18
    1,200  Parkway Properties, Inc.                                                               16
      300  SL Green Realty Corp.                                                                   7
                                                                                          ----------
                                                                                               3,308
                                                                                          ----------
REITs - RESIDENTIAL (0.2%)
   35,400  American Campus Communities, Inc.                                                     814
      532  Apartment Investment & Management Co. "A"                                               5
      800  Associated Estates Realty Corp.                                                         5
   12,794  AvalonBay Communities, Inc.                                                           786
      300  BRE Properties, Inc.                                                                    7
      300  Camden Property Trust                                                                   9
    1,700  Education Realty Trust, Inc.                                                            8

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  71

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
   24,200  Equity LifeStyle Properties, Inc.                                              $      949
   32,200  Equity Residential Properties Trust                                                   784
      200  Essex Property Trust, Inc.                                                             14
    1,800  Home Properties, Inc.                                                                  60
    1,600  Mid-America Apartment Communities, Inc.                                                58
   48,500  Post Properties, Inc.                                                                 739
      900  Sun Communities, Inc.                                                                  13
      704  UDR, Inc.                                                                               8
                                                                                          ----------
                                                                                               4,259
                                                                                          ----------
REITs - RETAIL (0.5%)
    2,201  Acadia Realty Trust                                                                    30
      500  Agree Realty Corp.                                                                      9
      200  Alexander's, Inc.                                                                      54
      325  CBL & Associates Properties, Inc.                                                       2
    2,200  Cedar Shopping Centers, Inc.                                                           11
   42,421  CFS Retail Property Trust(d)                                                           56
      618  Developers Diversified Realty Corp.                                                     3
   27,200  Equity One, Inc.(a)                                                                   393
   14,300  Federal Realty Investment Trust                                                       753
      993  Getty Realty Corp.                                                                     18
    1,900  Glimcher Realty Trust                                                                   5
   51,300  Inland Real Estate Corp.                                                              358
   99,200  Kimco Realty Corp.                                                                  1,160
    1,300  Kite Realty Group Trust                                                                 4
   50,300  Macerich Co.(a)                                                                       849
   25,600  National Retail Properties, Inc.                                                      438
    2,000  Pennsylvania REIT                                                                      11
      938  Ramco-Gershenson Properties Trust                                                       9
   21,900  Realty Income Corp.(a)                                                                470
   22,400  Regency Centers Corp.                                                                 798
      600  Saul Centers, Inc.                                                                     17
   16,484  Simon Property Group, Inc.                                                            881
   21,800  Tanger Factory Outlet Centers, Inc.                                                   706
   34,300  Taubman Centers, Inc.                                                                 849
    1,274  Unibail-Rodamco(d)                                                                    205
    1,200  Urstadt Biddle Properties, Inc. "A"                                                    16
      400  Weingarten Realty Investors                                                             6
   30,921  Westfield Group(d)                                                                    272
                                                                                          ----------
                                                                                               8,383
                                                                                          ----------
REITs - SPECIALIZED (0.4%)
    4,700  Ashford Hospitality Trust, Inc.                                                        19
      700  Cogdell Spencer, Inc.                                                                   3
    5,800  DiamondRock Hospitality Co.                                                            38
   18,200  Entertainment Properties Trust                                                        370
    4,700  Extra Space Storage, Inc.                                                              35
    3,700  FelCor Lodging Trust, Inc.                                                             12
   31,200  HCP, Inc.                                                                             725
      500  Health Care REIT, Inc.                                                                 17
   23,700  Healthcare Realty Trust, Inc.                                                         390
    2,800  Hersha Hospitality Trust                                                                8
   24,000  Hospitality Properties Trust                                                          335
    2,700  Host Hotels & Resorts, Inc.                                                            25
    2,400  LaSalle Hotel Properties                                                               33
    1,300  LTC Properties, Inc.                                                                   27
    4,500  Medical Properties Trust, Inc.                                                         28
    1,300  National Health Investors, Inc.                                                        34
   25,500  Nationwide Health Properties, Inc.                                                    678
    4,500  OMEGA Healthcare Investors, Inc.                                                       72

================================================================================

72  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES     SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      800  Plum Creek Timber Co., Inc.                                                    $       28
   14,600  Potlatch Corp.                                                                        382
   11,600  Public Storage                                                                        773
    8,400  Rayonier, Inc.                                                                        336
   27,500  Senior Housing Properties Trust                                                       461
    1,300  Sovran Self Storage, Inc.                                                              31
    2,000  Strategic Hotel Capital, Inc.                                                           2
    3,018  Sunstone Hotel Investors, Inc.                                                         17
    2,900  U-Store-It Trust                                                                        9
      700  Universal Health Realty Income Trust                                                   22
   32,600  Ventas, Inc.                                                                          990
                                                                                          ----------
                                                                                               5,900
                                                                                          ----------
           Total Common Stocks (cost: $30,700)                                                29,933
                                                                                          ----------
INVESTMENT COMPANIES (1.4%)
1,530,341  ING International Real Estate Fund*                                                11,049
  379,166  SPDR DJ Wilshire International Real Estate ETF(a)                                  10,939
                                                                                          ----------
           Total Investment Companies (cost: $18,071)                                         21,988
                                                                                          ----------
RIGHTS (0.0%)

REAL ESTATE OPERATING COMPANIES (0.0%)
    7,134  Sponda Oyj*(d) (cost: $0)                                                              13
                                                                                          ----------
           Total Real Estate Equity Securities (cost: $48,771)                                51,934
                                                                                          ----------

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)      SECURITY                                              RATE       MATURITY
----------------------------------------------------------------------------------------------------
           BONDS (29.5%)

           CORPORATE OBLIGATIONS (14.5%)

           CONSUMER DISCRETIONARY (0.4%)
           -----------------------------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
$   1,000  Kellwood Co.                                          7.88%     7/15/2009             205
    2,861  Kellwood Co.                                          7.63     10/15/2017             143
                                                                                          ----------
                                                                                                 348
                                                                                          ----------
           HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,000  Royal Caribbean Cruises Ltd.(b)                       7.25      6/15/2016           1,490
                                                                                          ----------
           HOUSEHOLD APPLIANCES (0.3%)
    7,000  Stanley Works Capital Trust I(b)                      5.90     12/01/2045           3,930
                                                                                          ----------
           Total Consumer Discretionary                                                        5,768
                                                                                          ----------
           CONSUMER STAPLES (0.2%)
           -----------------------
           DRUG RETAIL (0.2%)
    4,866  CVS Caremark Corp.(b)                                 6.30      6/01/2037           3,311
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  73

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE      MATURITY            (000)
----------------------------------------------------------------------------------------------------
           ENERGY (0.2%)
           -------------
           OIL & GAS STORAGE & TRANSPORTATION (0.2%)
$   1,500  Enbridge Energy Partners, LP(b)                       9.88%     3/01/2019      $    1,686
    2,780  Enbridge Energy Partners, LP(b)                       8.05     10/01/2037           1,824
                                                                                          ----------
           Total Energy                                                                        3,510
                                                                                          ----------
           FINANCIALS (12.3%)
           ------------------
           ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   10,000  American Capital Strategies Ltd.(b)                   8.60(g)   8/01/2012           4,812
                                                                                          ----------
           CONSUMER FINANCE (0.6%)
    1,500  Ford Motor Credit Co., LLC(b)                         7.80      6/01/2012           1,282
    2,000  Ford Motor Credit Co., LLC(b)                         7.00     10/01/2013           1,615
    4,900  General Motors Acceptance Corp., LLC(b)               6.75     12/01/2014           4,095
    2,000  SLM Corp.(b)                                          1.61(g)   6/01/2009           2,000
                                                                                          ----------
                                                                                               8,992
                                                                                          ----------
           DIVERSIFIED BANKS (0.8%)
    1,000  Emigrant Bancorp, Inc.(b),(e)                         6.25      6/15/2014             603
    6,500  First Tennessee Bank, N.A.                            5.65      4/01/2016           4,536
      182  U.S. Central Credit Union                             2.70      9/30/2009             177
    5,800  USB Realty Corp.(b),(e)                               6.09              -(h)        3,163
    1,000  Wells Fargo Capital XIII(b)                           7.70              -(h)          780
    1,000  Wells Fargo Capital XV(b)                             9.75              -(h)          931
    3,500  Wells Fargo Co.(b)                                    7.98              -(h)        2,734
                                                                                          ----------
                                                                                              12,924
                                                                                          ----------
           DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
    2,000  Brascan Corp.(b)                                      7.13      6/15/2012           1,822
    3,000  Brookfield Asset Management, Inc.(b)                  5.80      4/25/2017           2,475
                                                                                          ----------
           Total Diversified Real Estate Activities                                            4,297
                                                                                          ----------
           INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000  First Republic Bank Corp.(b)                          7.75      9/15/2012           1,870
                                                                                          ----------
           LIFE & HEALTH INSURANCE (1.5%)
    2,000  Great-West Life & Annuity Insurance Co.(b),(e)        7.15      5/16/2046           1,515
    4,000  Lincoln National Corp.(b)                             7.00      5/17/2066           2,433
    8,000  Lincoln National Corp.(b)                             6.05      4/20/2067           4,560
    2,500  MetLife Capital Trust IV(b),(e)                       7.88     12/15/2037           1,955
    1,300  MetLife Capital Trust X(e)                            9.25      4/08/2038           1,107
    1,000  MetLife, Inc.(b)                                      6.40     12/15/2036             712
    6,500  Prudential Financial, Inc.(b)                         8.88      6/15/2038           5,142
   14,030  StanCorp Financial Group, Inc.(b)                     6.90      6/01/2067           5,904
                                                                                          ----------
                                                                                              23,328
                                                                                          ----------

================================================================================

74  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE (1.6%)
$   1,000  AGFC Capital Trust I(b),(e)                           6.00%      1/15/2067     $      212
    3,000  American International Group, Inc.(b),(e)             8.18       5/15/2058            694
   20,012  Genworth Financial, Inc.(b)                           6.15      11/15/2066          6,051
   14,205  Glen Meadow(b),(e)                                    6.51       2/12/2067          7,030
   11,027  Oil Casualty Insurance Ltd.(b),(e)                    8.00       9/15/2034          5,522
   15,665  Oil Insurance Ltd.(b),(e)                             7.56               -(h)       6,436
                                                                                          ----------
                                                                                              25,945
                                                                                          ----------
           MULTI-SECTOR HOLDINGS (0.1%)
    2,000  Leucadia National Corp.(b)                            8.65       1/15/2027          1,395
                                                                                          ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    3,000  AgFirst Farm Credit Bank(b)                           6.59               -(h)       1,816
      600  Countrywide Financial Corp.(b)                        5.00      12/15/2009            590
    3,000  General Electric Capital Corp.(b)                     6.38      11/15/2067          2,121
    3,000  JPMorgan Chase & Co.(b)                               7.90               -(h)       2,512
   12,640  Textron Financial Corp.(b),(e)                        6.00       2/15/2067          4,429
    5,190  ZFS Finance USA Trust IV(b),(e)                       5.88       5/09/2032          3,200
                                                                                          ----------
                                                                                              14,668
                                                                                          ----------
           PROPERTY & CASUALTY INSURANCE (1.1%)
    1,530  Assured Guaranty U.S. Holdings, Inc.(b)               7.00       6/01/2034            519
    3,000  Fund American Companies, Inc.(b)                      5.88       5/15/2013          2,409
    2,070  Liberty Mutual Group, Inc.(b)                         7.30       6/15/2014          1,627
    3,000  Liberty Mutual Group, Inc.(b),(e)                     7.00       3/15/2037          1,351
    1,000  Liberty Mutual Group, Inc.(e)                         7.80       3/15/2037            491
    5,000  MBIA Insurance Co.(b),(e)                            14.00       1/15/2033          2,051
    7,000  Progressive Corp.(b)                                  6.70       6/15/2037          4,695
    1,250  Radian Group, Inc.(b)                                 7.75       6/01/2011            733
    1,000  RLI Corp.(b)                                          5.95       1/15/2014          1,016
    3,000  Travelers Companies, Inc.(b)                          6.25       3/15/2037          2,131
                                                                                          ----------
                                                                                              17,023
                                                                                          ----------
           REGIONAL BANKS (2.7%)
   10,000  CBG Florida REIT Corp.(b),(e)                         7.11               -(h)       1,503
    3,000  Cullen/Frost Bankers, Inc.(b)                         5.75       2/15/2017          2,722
    6,500  Fifth Third Capital Trust IV(b)                       6.50       4/15/2037          3,625
    1,000  First Empire Capital Trust I                          8.23       2/01/2027            659
    4,000  Fulton Capital Trust I(b)                             6.29       2/01/2036          1,508
   10,000  Huntington Capital III(b)                             6.65       5/15/2037          5,679
    3,000  National City Preferred Capital Trust I(b)           12.00               -(h)       2,977
    4,000  PNC Preferred Funding Trust(b),(e)                    6.52               -(h)       2,269
    3,000  Popular North America Capital Trust I(b)              6.56       9/15/2034            997
   10,000  Regions Financing Trust II(b)                         6.63       5/15/2047          6,947
    1,000  Susquehanna Bancshares, Inc.(b)                       2.83(g)    5/01/2014            410

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  75

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
$   3,000  TCF National Bank(b)                                  5.50%      2/01/2016     $    1,608
   10,000  Webster Capital Trust IV(b)                           7.65       6/15/2037          6,508
    8,000  Zions Bancorp(b)                                      5.50      11/16/2015          5,469
                                                                                          ----------
                                                                                              42,881
                                                                                          ----------
           REITs - DIVERSIFIED (0.1%)
    2,000  Washington REIT(b)                                    5.25       1/15/2014          1,542
                                                                                          ----------
           REITs - INDUSTRIAL (0.2%)
    5,000  ProLogis(b)                                           2.25       4/01/2037          3,912
                                                                                          ----------
           REITs - OFFICE (0.5%)
    3,000  Brandywine Operating Partnership, LP(b)               5.70       5/01/2017          1,972
    3,390  Duke Realty, LP(b)                                    5.95       2/15/2017          2,489
    1,426  HRPT Properties Trust(b)                              5.75      11/01/2015          1,134
    2,715  HRPT Properties Trust(b)                              6.25       8/15/2016          2,193
    1,000  HRPT Properties Trust(b)                              6.25       6/15/2017            789
                                                                                          ----------
                                                                                               8,577
                                                                                          ----------
           REITs - RETAIL (0.8%)
    4,000  Developers Diversified Realty Corp.(b)                3.00       3/15/2012          2,780
    4,000  Developers Diversified Realty Corp.(b)                5.50       5/01/2015          2,339
    1,000  New Plan Excel Realty Trust, Inc.(b)                  7.40       9/15/2009            965
    2,000  New Plan Excel Realty Trust, Inc.(b)                  4.50       2/01/2011          1,150
    6,000  New Plan Excel Realty Trust, Inc.(b)                  5.13       9/15/2012          3,210
      413  New Plan Excel Realty Trust, Inc., acquired
             02/20/2009; cost: $140(c)                           7.68      11/02/2026            136
    2,000  Rouse Co.(i)                                          7.20       9/15/2012          1,265
    2,000  Rouse Co., LP(e),(i)                                  6.75       5/01/2013          1,255
                                                                                          ----------
                                                                                              13,100
                                                                                          ----------
           REITs - SPECIALIZED (0.0%)
    1,000  Hospitality Properties Trust(b)                       5.13       2/15/2015            751
                                                                                          ----------
           SPECIALIZED FINANCE (0.4%)
   13,085  Financial Security Assurance Holdings Ltd.(b),(e)     6.40      12/15/2066          4,907
    3,000  Syncora Holdings Ltd.                                 6.88               -(h)           3
    4,000  XL Capital Ltd.                                       6.50               -(h)       2,002
                                                                                          ----------
           Total Specialized Finance                                                           6,912
                                                                                          ----------
           THRIFTS & MORTGAGE FINANCE (0.3%)
    2,185  Sovereign Bank(b)                                     3.35(g)    6/20/2013          1,819
    1,050  Sovereign Bank(b)                                     2.74(g)    8/01/2013            789
    3,000  Sovereign Bank(b)                                     3.03(g)    4/01/2014          2,144
    2,500  Washington Mutual Preferred Funding Trust I(e),(i)    6.53               -(h)           3
    2,000  Washington Mutual Preferred Funding Trust IV(e),(i)   9.75               -(h)           2
                                                                                          ----------
                                                                                               4,757
                                                                                          ----------
            Total Financials                                                                 197,686
                                                                                          ----------

================================================================================

76  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
           INDUSTRIALS (0.2%)
           ------------------
           AIRLINES (0.1%)
$   1,536  America West Airlines, Inc. Pass-Through Trust (INS)  7.93%      1/02/2019     $    1,150
                                                                                          ----------
           BUILDING PRODUCTS (0.1%)
    3,500  USG Corp.(b)                                          6.30      11/15/2016          2,555
                                                                                          ----------
           Total Industrials                                                                   3,705
                                                                                          ----------
           MATERIALS (0.1%)
           ----------------
           DIVERSIFIED METALS & MINING (0.1%)
    1,550  Falconbridge Ltd.(b)                                  7.35       6/05/2012          1,431
                                                                                          ----------
           UTILITIES (1.1%)
           ----------------
           ELECTRIC UTILITIES (0.7%)
    2,289  Cedar Brakes II, LLC(b),(e)                           9.88       9/01/2013          2,339
    2,000  FPL Group Capital, Inc.(b)                            6.35      10/01/2066          1,502
    1,255  Oglethorpe Power Corp.(b)                             6.97       6/30/2011          1,281
      994  Power Contract Financing, LLC(e)                      6.26       2/01/2010            976
    3,000  PPL Capital Funding, Inc.(b)                          6.70       3/30/2067          2,073
    1,000  SPI Electricity Property Ltd. (INS)(b)                7.25      12/01/2016          1,028
      990  Texas Competitive Electric Holding Co., LLC(j)        3.93      10/10/2014            688
      990  Texas Competitive Electric Holding Co., LLC(j)        4.97      10/10/2014            682
    1,000  West Penn Power Co.(b)                                6.63       4/15/2012            995
                                                                                          ----------
                                                                                              11,564
                                                                                          ----------
           MULTI-UTILITIES (0.4%)
    3,000  Integrys Energy Group(b)                              6.11      12/01/2066          1,832
       11  PNM Resources, Inc.                                   9.25       5/15/2015             10
    1,500  Puget Sound Energy, Inc.(b)                           6.97       6/01/2067            975
    3,500  Wisconsin Energy Corp.(b)                             6.25       5/15/2067          2,524
                                                                                          ----------
                                                                                               5,341
                                                                                          ----------
           Total Utilities                                                                    16,905
                                                                                          ----------
           Total Corporate Obligations (cost: $272,829)                                      232,316
                                                                                          ----------
           EURODOLLAR AND YANKEE OBLIGATIONS (4.4%)

           ENERGY (0.3%)
           -------------
           INTEGRATED OIL & GAS (0.2%)
      400  PEMEX Finance Ltd.                                    8.88      11/15/2010            411
      700  PEMEX Finance Ltd.                                    9.03       2/15/2011            735
    3,000  Trans-Canada Pipelines Ltd.                           6.35       5/15/2067          1,983
                                                                                          ----------
                                                                                               3,129
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  77

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
           OIL & GAS DRILLING (0.1%)
$     909  Delek & Avner-Yam Tethys Ltd.(e)                      5.33%      8/01/2013     $      908
                                                                                          ----------
           Total Energy                                                                        4,037
                                                                                          ----------
           FINANCIALS (3.7%)
           -----------------
           DIVERSIFIED BANKS (1.7%)
    2,000  ANZ Capital Trust I(e)                                4.48               -(h)       1,941
    7,500  Barclays Bank plc(e)                                  7.38               -(h)       4,431
    3,000  Barclays Bank plc(e)                                  5.93               -(h)       1,637
    4,125  BayernLB Capital Trust I                              6.20               -(h)         742
    3,000  BBVA International Preferred S.A. Unipersonal(e)      5.92               -(h)       1,802
    3,000  BOI Capital Funding Number 3, LP(e)                   6.11               -(h)       1,240
    2,500  Landsbanki Islands hf(e),(i)                          7.43               -(h)           2
    2,500  Lloyds TSB Group plc(e)                               6.27               -(h)         964
    2,500  Mizuho Capital Investment 1 Ltd.(e)                   6.69               -(h)       1,702
    2,000  National Capital Trust II(e)                          5.49               -(h)       1,181
    7,000  Natixis(e)                                           10.00               -(h)       3,857
    2,000  Nordea Bank AB(e)                                     5.42               -(h)       1,181
    3,000  Royal Bank of Scotland Group plc                      7.64               -(h)       1,130
    2,000  Skandinaviska Enskilda Banken AB(e)                   5.47               -(h)       1,061
    3,000  Societe Generale(e)                                   5.92               -(h)       1,893
    2,500  Standard Chartered plc(e)                             6.41               -(h)       1,727
    1,500  Sumitomo Mitsui Financial Group(e)                    6.08               -(h)       1,166
                                                                                          ----------
                                                                                              27,657
                                                                                          ----------
           LIFE & HEALTH INSURANCE (0.2%)
    4,950  AXA S.A.(e)                                           6.46               -(h)       2,982
                                                                                          ----------
           MULTI-LINE INSURANCE (0.3%)
   10,000  ING Capital Funding Trust III                         8.44               -(h)       5,302
                                                                                          ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    3,000  ZFS Finance USA Trust II(e)                           6.45      12/15/2065          2,010
                                                                                          ----------
           PROPERTY & CASUALTY INSURANCE (0.3%)
    2,500  Allied World Assurance Holdings Ltd.                  7.50       8/01/2016          1,954
    2,500  Catlin Insurance Co. Ltd.(e)                          7.25               -(h)       1,201
    1,145  Mantis Reef Ltd. II(e)                                4.80      11/03/2009          1,125
                                                                                          ----------
                                                                                               4,280
                                                                                          ----------
           REGIONAL BANKS (0.4%)
    3,000  Credit Agricole S.A.(e)                               6.64               -(h)       1,879
    3,000  Glitnir Banki hf(e),(i)                               7.45               -(h)           2
    8,000  Unicredito Italiano Capital Trust II(e)               9.20               -(h)       4,740
                                                                                          ----------
                                                                                               6,621
                                                                                          ----------

================================================================================

78  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
           REINSURANCE (0.6%)
$   2,000  Endurance Specialty Holdings Ltd.                     6.15%     10/15/2015     $    1,679
    2,000  Max USA Holdings Ltd.(e)                              7.20       4/14/2017          1,339
    4,000  Montpelier Re Holdings Ltd.(b)                        6.13       8/15/2013          2,925
    4,000  Platinum Underwriters Finance, Inc.(b)                7.50       6/01/2017          3,147
                                                                                          ----------
                                                                                               9,090
                                                                                          ----------
           SPECIALIZED FINANCE (0.1%)
    2,500  QBE Capital Funding II, LP(e)                         6.80               -(h)       1,727
                                                                                          ----------
           Total Financials                                                                   59,669
                                                                                          ----------
           MATERIALS (0.4%)
           ----------------
           DIVERSIFIED METALS & MINING (0.4%)
    2,500  Glencore Finance S.A.                                 8.00               -(h)       1,825
    6,200  Glencore Funding, LLC(e)                              6.00       4/15/2014          4,592
                                                                                          ----------
           Total Materials                                                                     6,417
                                                                                          ----------
           Total Eurodollar and Yankee Obligations (cost: $100,280)                           70,123
                                                                                          ----------
           ASSET-BACKED SECURITIES (4.5%)

           FINANCIALS (4.5%)
           -----------------
           ASSET-BACKED FINANCING (4.5%)
      791  Aerco Ltd.(e)                                         0.86(g)    7/15/2025            794
    4,000  AESOP Funding II, LLC(b),(e)                          0.54(g)    3/20/2012          2,843
      487  Airport Airplanes                                     0.72(g)    3/15/2019            365
      500  American Express Credit Account Master Trust(b),(e)   0.81(g)    3/15/2012            489
    1,500  American Express Credit Account Master Trust(b)       0.61(g)    9/15/2014          1,120
    2,500  American Express Credit Account Master Trust(b),(e)   0.69(g)    9/15/2016          1,467
    1,846  AmeriCredit Automobile Receivables Trust(b)           2.16(g)    1/12/2012          1,837
    2,000  AmeriCredit Automobile Receivables Trust(b)           6.96(g)   10/14/2014          1,831
    4,000  ARG Funding Corp.(b),(e)                              4.29       4/20/2011          3,517
    1,500  Banc of America Securities Auto Trust(b)              5.51       2/19/2013          1,310
    1,500  Bank of America Credit Card Trust(b)                  0.63(g)    6/15/2014          1,252
    2,000  Bank One Issuance Trust(b)                            4.77       2/16/2016          1,622
    5,000  Bank One Issuance Trust(b)                            1.14(g)    2/15/2017          3,420
    1,290  Capital One Auto Finance Trust (INS)(b)               4.71       6/15/2012          1,292
    2,000  Capital One Auto Finance Trust(b)                     0.37(g)    5/15/2013          1,802
    3,500  Capital One Multi-Asset Execution Trust(b)            6.00       8/15/2013          3,334
    1,500  Capital One Multi-Asset Execution Trust(b)            5.05      12/17/2018          1,475
    1,050  Citibank Credit Card Issuance Trust(b)                6.95       2/18/2014          1,002
    2,550  Citibank Credit Card Issuance Trust(b)                6.30       6/20/2014          2,359
    3,000  CPS Auto Receivables Trust (INS)(b)                   6.48       7/15/2013          2,872
    1,312  Credit Acceptance Auto Dealer Loan Trust(b)           6.16       4/15/2013          1,306

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  79

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
$   2,500  GE Capital Credit Card Master Note Trust(b)           0.45%(g)   9/15/2012     $    2,436
    6,516  GE Capital Credit Card Master Note Trust(b)           0.61(g)    3/15/2013          5,729
    3,000  GE Dealer Floorplan Master Note Trust(b)              0.33(g)   10/20/2011          2,938
    3,000  GE Equipment Midticket, LLC                           0.66(g)    9/15/2017          1,392
    1,000  Hertz Vehicle Financing, LLC(b),(e)                   5.01       2/25/2011            975
    2,000  Hertz Vehicle Financing, LLC(b),(e)                   5.08      11/25/2011          1,886
    1,977  HSBC Automotive Trust(b)                              4.94      11/19/2012          2,026
    3,000  HSBC Private Label Credit Card Master Note Trust(b)   0.36(g)   12/16/2013          2,929
    2,000  Huntington Auto Trust(b),(e)                          4.81       4/16/2012          2,058
    1,475  MBNA Master Credit Card Note Trust(b)                 6.80       7/15/2014          1,391
    3,000  Rental Car Finance Corp.(b),(e)                       0.45(g)    7/25/2013          1,540
    1,940  SLM Student Loan Trust                                1.64(g)   10/25/2038          1,384
      266  Triad Automobile Receivables Owners Trust             5.26      11/14/2011            268
    3,000  Triad Automobile Receivables Owners Trust(b)          5.43       7/14/2014          2,530
    1,769  Trinity Rail Leasing, LP(e)                           5.90       5/14/2036          1,114
      278  UPFC Auto Receivables Trust                           5.75       9/15/2010            278
    1,538  USXL Funding, LLC (INS)(b),(e)                        5.38(g)    4/15/2014          1,408
    1,011  WFS Financial Owner Trust                             4.57      11/19/2012          1,011
    1,500  WFS Financial Owner Trust(b)                          4.76       5/17/2013          1,342
                                                                                          ----------
           Total Financials                                                                   71,944
                                                                                          ----------
           Total Asset-Backed Securities (cost: $73,809)                                      71,944
                                                                                          ----------
           COMMERCIAL MORTGAGE SECURITIES (5.7%)

           FINANCIALS (5.7%)
           -----------------
           COMMERCIAL MORTGAGE-BACKED SECURITIES (5.7%)
    1,778  Banc of America Commercial Mortgage, Inc.(b)          7.20       9/15/2032          1,794
    2,000  Banc of America Commercial Mortgage, Inc.(b)          4.77       7/10/2043          1,102
    3,000  Banc of America Commercial Mortgage, Inc.(b)          5.96(g)    5/10/2045          1,793
      779  Bear Stearns Commercial Mortgage Securities, Inc.     4.00       3/13/2040            759
    3,500  Bear Stearns Commercial Mortgage Securities, Inc.     5.69       6/11/2050          2,837
    3,000  Chase Commercial Mortgage Securities Corp.(b)         6.39      11/18/2030          2,993
    4,999  Chase Commercial Mortgage Securities Corp.(b)         7.63       7/15/2032          5,080
    4,396  Chase Commercial Mortgage Securities Corp.(b)         7.32      10/15/2032          4,470
    1,000  Citigroup Commercial Mortgage Trust                   5.40(g)    7/15/2044            242
    6,000  Commercial Mortgage Loan Trust(b)                     6.22(g)   12/10/2049          3,089
    5,000  Commercial Mortgage Trust(b)                          4.58      10/15/2037          4,653
    2,000  Commercial Mortgage Trust(b),(e)                      5.15       5/10/2043          2,010
    2,000  Credit Suisse First Boston Mortgage Securities
             Corp.(b),(e)                                        6.65      12/18/2035          1,877
    2,500  Credit Suisse First Boston Mortgage Securities
             Corp.(b)                                            5.10       8/15/2038          1,373

================================================================================

80  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
$   4,008  Credit Suisse First Boston Mortgage Securities
             Corp.(b)                                            7.55%      4/15/2062     $    4,062
    3,873  First Union National Bank Commercial Mortgage
             Trust(b)                                            7.39      12/15/2031          3,819
    1,000  GE Capital Commercial Mortgage Corp.(b)               6.07       6/10/2038            998
    2,500  GMAC Commercial Mortgage Securities, Inc.(b)          4.75       5/10/2043          1,652
    1,220  Government Lease Trust(e)                             6.48       5/18/2011          1,271
      561  Greenwich Capital Commercial Funding Corp.            4.02       1/05/2036            555
    1,000  GS Mortgage Securities Corp. II(b),(e)                6.45       8/05/2018          1,008
    2,000  J.P. Morgan Chase Commercial Mortgage Securities
             Corp.(b)                                            4.99       9/12/2037          1,109
      625  J.P. Morgan Chase Commercial Mortgage
             Securities Corp.                                    5.00      10/15/2042            394
    2,000  J.P. Morgan Chase Commercial Mortgage Securities
             Corp.(b)                                            5.49(g)    4/15/2043          1,964
    3,000  J.P. Morgan Chase Commercial Mortgage Securities
             Corp.(b)                                            5.81       6/12/2043          2,385
    1,625  LB-UBS Commercial Mortgage Trust(b)                   4.56       9/15/2026          1,603
    4,000  LB-UBS Commercial Mortgage Trust(b)                   5.87(g)    6/15/2032          3,802
    1,000  Merrill Lynch Mortgage Trust                          5.55(g)    1/12/2044            215
    3,500  Merrill Lynch Mortgage Trust                          5.83(g)    6/12/2050          2,655
    1,511  Merrill Lynch Mortgage Investors, Inc.(b)             7.56      11/15/2031          1,498
    4,000  Morgan Stanley Capital I, Inc.(b)                     5.97(g)    8/12/2041          3,968
    5,000  Mortgage Capital Funding, Inc.(b)                     7.19(g)    6/18/2030          4,941
    2,000  Prudential Mortgage Capital Funding, LLC(b)           6.76       5/10/2034          2,027
    5,000  Wachovia Bank Commercial Mortgage Trust(b)            5.00       7/15/2041          4,802
    5,500  Wachovia Bank Commercial Mortgage Trust(b)            4.66       4/15/2042          5,300
    3,000  Wachovia Bank Commercial Mortgage Trust(b)            4.61       5/15/2044          2,981
    4,000  Wachovia Bank Commercial Mortgage Trust(b)            5.50      10/15/2048          3,648
                                                                                          ----------
                                                                                              90,729
                                                                                          ----------
           INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    5,310  J.P. Morgan Chase Commercial Mortgage
             Securities Corp., acquired 4/09/2009;
             cost: $398(c)                                       6.01(g)    6/15/2049            479
                                                                                          ----------
           Total Financials                                                                   91,208
                                                                                          ----------
           Total Commercial Mortgage Securities (cost: $93,745)                               91,208
                                                                                          ----------
           U.S. GOVERNMENT AGENCY ISSUES (0.1%)(K)

           INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    7,106  Government National Mortgage Assn.                    1.75(g)    7/16/2010             80
                                                                                          ----------
           MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
       64  Fannie Mae(+)                                         5.50       6/01/2037             67
      150  Fannie Mae(+)                                         7.00       8/01/2030            164

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  81

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)      SECURITY                                              RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
$      94  Government National Mortgage Assn. I                  6.50%      5/15/2023     $      100
      209  Government National Mortgage Assn. I                  6.50       8/15/2023            221
       66  Government National Mortgage Assn. I                  6.50       4/15/2024             70
       25  Government National Mortgage Assn. I                  7.50       3/15/2017             27
       37  Government National Mortgage Assn. I                  7.50       3/15/2017             39
        9  Government National Mortgage Assn. I                  8.00       6/15/2016              9
        5  Government National Mortgage Assn. I                  8.00       9/15/2016              5
       16  Government National Mortgage Assn. I                  8.00      11/15/2016             17
       28  Government National Mortgage Assn. I                  8.00       3/15/2017             31
        6  Government National Mortgage Assn. I                  8.50       6/15/2016              7
        5  Government National Mortgage Assn. I                  8.50       6/15/2016              6
       10  Government National Mortgage Assn. I                  8.50       7/15/2016             11
        2  Government National Mortgage Assn. I                  8.50       9/15/2016              2
       10  Government National Mortgage Assn. I                  8.50      12/15/2016             11
       17  Government National Mortgage Assn. I                  8.50      12/15/2016             18
        1  Government National Mortgage Assn. I                  8.50       1/15/2017              2
       15  Government National Mortgage Assn. I                  8.50       1/15/2017             16
        6  Government National Mortgage Assn. I                  8.50       2/15/2017              6
        2  Government National Mortgage Assn. I                  9.00       6/15/2016              2
        2  Government National Mortgage Assn. I                  9.00       7/15/2016              2
        1  Government National Mortgage Assn. I                  9.00       8/15/2016              1
        2  Government National Mortgage Assn. I                  9.00       9/15/2016              2
        2  Government National Mortgage Assn. I                  9.00      10/15/2016              2
       13  Government National Mortgage Assn. I                  9.50       9/15/2016             14
        2  Government National Mortgage Assn. I                  9.50      11/15/2016              3
       14  Government National Mortgage Assn. I                  9.50      11/15/2016             16
        3  Government National Mortgage Assn. I                  9.50      11/15/2016              3
       26  Government National Mortgage Assn. I                  9.50       4/15/2017             27
        1  Government National Mortgage Assn. I                 10.00      11/15/2009              1
        1  Government National Mortgage Assn. I                 10.00      12/15/2009              1
      239  Government National Mortgage Assn. II                 7.50       6/20/2030            260
       57  Government National Mortgage Assn. II                 7.50       4/20/2031             63
      217  Government National Mortgage Assn. II                 8.00       8/20/2030            244
                                                                                          ----------
                                                                                               1,470
                                                                                          ----------
           Total U.S. Government Agency Issues (cost: $1,442)                                  1,550
                                                                                          ----------
           MUNICIPAL BONDS (0.3%)

           CASINOS & GAMING (0.2%)
    2,000  Mashantucket (Western) Pequot Tribe(b),(e)            5.91       9/01/2021          1,001
    2,970  Seneca Nation of Indians Capital Improvements
             Auth.(b)                                            6.75      12/01/2013          2,791
                                                                                          ----------
                                                                                               3,792
                                                                                          ----------

================================================================================

82  | USAA CORNERSTONE STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                          COUPON                         VALUE
(000)       SECURITY                                             RATE       MATURITY           (000)
----------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.0%)
$      569  California Maritime Infrastructure Auth.             6.63%     11/01/2009     $      570
                                                                                          ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     1,870  Erie County Tobacco Asset Securitization Corp.(b)    6.00       6/01/2028          1,131
                                                                                          ----------
            Total Municipal Bonds (cost: $7,359)                                               5,493
                                                                                          ----------
            Total Bonds (cost: $549,464)                                                     472,634
                                                                                          ----------
            MONEY MARKET INSTRUMENTS (0.8%)

            COMMERCIAL PAPER (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            HOUSEHOLD APPLIANCES (0.0%)
       855  Black & Decker Corp.(e),(l)                          2.05       6/01/2009            855
                                                                                          ----------

----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.7%)
11,965,654  State Street Institutional Liquid Reserve Fund, 0.55%(m)                          11,965
                                                                                          ----------

----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------
            U.S.TREASURY BILLS (0.1%)
$      900  1.07%, 6/11/2009(n),(o)                                                              900
                                                                                          ----------
            Total Money Market Instruments (cost: $13,720)                                    13,720
                                                                                          ----------
            SHORT-TERM INVESTMENTS PURCHASED WITH
            CASH COLLATERAL FROM SECURITIES LOANED (1.5%)

            REPURCHASE AGREEMENTS (0.7%)
     9,600  Credit Suisse First Boston LLC, 0.18%, acquired on
              5/29/2009 and due 6/01/2009 at $9,600 (collateralized
              by $9,805 of U.S. Treasury, 0.23%(o), due 10/22/2009;
              market value $9,795)                                                             9,600
     2,000  Deutsche Bank Securities, Inc., 0.17%, acquired on
              5/29/2009 and due 6/01/2009 at $2,000 (collateralized by
              $1,883 of Fannie Mae(k),(+), 6.63%, due 11/15/2010;
              market value $2,041)                                                             2,000
                                                                                          ----------
            Total Repurchase Agreements                                                       11,600
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  83

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.8%)
11,758,601  BlackRock Liquidity Funds TempFund, 0.53%(m)                                  $   11,759
                                                                                          ----------
            Total Short-term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $23,359)                                          23,359
                                                                                          ----------

            TOTAL INVESTMENTS (COST: $1,684,081)                                          $1,611,419
                                                                                          ==========

----------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
----------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.3%)
     1,168  Put - On Russell 2000 Index expiring July 18, 2009 at 450                          1,145
     3,193  Put - On S&P 500 Index expiring July 18, 2009 at 800                               2,395
     1,221  Put - On S&P 500 Index expiring July 18, 2009 at 825                               1,294
                                                                                          ----------

            TOTAL PURCHASED OPTIONS (COST: $8,561)                                        $    4,834
                                                                                          ==========
            WRITTEN OPTIONS (0.2%)
   (1,168)  Call - On Russell 2000 Index expiring June 20, 2009 at 530                          (624)
   (1,221)  Call - On S&P 500 Index expiring June 20, 2009 at 950                               (989)
   (3,193)  Call - On S&P 500 Index expiring June 20, 2009 at 970                             (1,150)
   (1,168)  Put - On Russell 2000 Index expiring June 20, 2009 at 400                           (102)
   (3,193)  Put - On S&P 500 Index expiring June 20, 2009 at 725                                (287)
   (1,221)  Put - On S&P 500 Index expiring June 20, 2009 at 750                                (147)
                                                                                          ----------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $7,726)                             $   (3,299)
                                                                                          ==========

================================================================================

84  | USAA CORNERSTONE STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2009

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.9% of net assets at May 31, 2009.

o  CATEGORIES AND DEFINITIONS

   HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  85

================================================================================

   reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

   RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR       American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
             dollars.
   iShares   Exchange-traded funds (ETFs), managed by Barclays Global Fund
             Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
   REIT      Real estate investment trust
   SPDR      ETFs, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poors Depositary Receipts, which tracks the S&P 500
             Index. SPDRs are traded on securities exchanges.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided

================================================================================

86  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a)   The security or a portion thereof was out on loan as of May 31, 2009.

   (b) At May 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

   (c) Security deemed illiquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2009, was $47,003,000, which represented 2.9% of the Fund's net assets.

   (d) Security was fair valued at May 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  87

================================================================================

   (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at May 31, 2009, as shown in the following table:

                                                                                                        UNREALIZED
                                                                                VALUE AT               APPRECIATION/
TYPE OF FUTURE                   EXPIRATION    CONTRACTS    POSITION    TRADE DATE    MAY 31, 2009     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
SPI 200 Index Futures            June 2009         5          Long      $  330,000     $  380,000        $ 50,000
DJ Euro Stoxx 50 Index Futures   June 2009        55          Long       1,715,000      1,900,000         185,000
FTSE 100 Index Futures           June 2009        15          Long         997,000      1,065,000          68,000
Hang Seng Index Futures          June 2009         2          Long         222,000        234,000          12,000
Nikkei 225 Index Futures         June 2009        33          Long       1,511,000      1,576,000          65,000
--------------------------------------------------------------------------------------------------------------------
                                                                        $4,775,000     $5,155,000        $380,000
--------------------------------------------------------------------------------------------------------------------

   (g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2009.

   (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (i) Currently the issuer is in default with respect to interest and/or principal payments.

   (j) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at May 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (k) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA)

================================================================================

88  | USAA CORNERSTONE STRATEGY FUND

================================================================================

         and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

   (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (m) Rate represents the money market fund annualized seven-day yield at May 31, 2009.

   (n) Security with a value of $900,000 is segregated as collateral for initial margin requirements on open futures contracts.

   (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (p) Restricted security that is not registered under the Securities Act of 1933.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  89

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $22,294) (cost of $1,684,081)                                    $1,611,419
   Purchased options, at market value (cost of $8,561)                              4,834
   Cash denominated in foreign currencies (identified cost of $2,819)               2,966
   Receivables:
      Capital shares sold                                                             786
      USAA Investment Management Company (Note 6D)                                  1,755
      Dividends and interest                                                       13,801
      Securities sold                                                              33,129
      Other                                                                           166
                                                                               ----------
         Total assets                                                           1,668,856
                                                                               ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             23,359
      Securities purchased                                                         35,126
      Capital shares redeemed                                                       1,010
      Written options, at market value (premiums received of $7,726)                3,299
      Bank overdraft                                                                  746
   Unrealized depreciation on foreign currency contracts held, at value                20
   Variation margin on futures contracts                                                2
   Accrued management fees                                                            967
   Accrued transfer agent's fees                                                       27
   Other accrued expenses and payables                                                346
                                                                               ----------
         Total liabilities                                                         64,902
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,603,954
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,218,754
   Accumulated undistributed net investment income                                 25,824
   Accumulated net realized loss on investments, options, and
      futures transactions                                                       (569,245)
   Net unrealized depreciation of investments, options, and futures contracts     (71,582)
   Net unrealized appreciation of foreign currency translations                       203
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,603,954
                                                                               ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 93,179
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    17.21
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

90  | USAA CORNERSTONE STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,104)                $  29,895
   Interest                                                              41,469
   Securities lending (net)                                                 548
                                                                      ---------
         Total income                                                    71,912
                                                                      ---------
EXPENSES
   Management fees                                                       11,578
   Administration and servicing fees                                      2,445
   Transfer agent's fees                                                  6,358
   Custody and accounting fees                                            1,073
   Postage                                                                  415
   Shareholder reporting fees                                               170
   Trustees' fees                                                            10
   Registration fees                                                         35
   Professional fees                                                        124
   Other                                                                     44
                                                                      ---------
         Total expenses                                                  22,252
   Expenses paid indirectly                                                 (29)
   Expenses reimbursed                                                   (2,856)
                                                                      ---------
         Net expenses                                                    19,367
                                                                      ---------
NET INVESTMENT INCOME                                                    52,545
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, FOREIGN CURRENCY AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments:
         Unaffiliated transactions                                     (527,162)
         Affiliated transactions (Note 8)                                  (797)
      Foreign currency transactions                                      (1,146)
      Options                                                             5,820
      Futures transactions                                               (2,119)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (122,038)
      Foreign currency translations                                         254
      Options                                                               217
      Futures contracts                                                     168
                                                                      ---------
         Net realized and unrealized loss                              (646,803)
                                                                      ---------
   Decrease in net assets resulting from operations                   $(594,258)
                                                                      =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  91

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                      2009          2008
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $   52,545    $   45,175
   Net realized gain (loss) on investments                        (527,959)       70,660
   Net realized loss on foreign currency transactions               (1,146)         (655)
   Net realized gain on options                                      5,820           210
   Net realized loss on futures transactions                        (2,119)         (849)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (122,038)     (177,102)
      Foreign currency translations                                    254           (38)
      Options                                                          217           483
      Futures contracts                                                168           212
                                                                ------------------------
      Decrease in net assets resulting from operations            (594,258)      (61,904)
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (46,508)      (39,522)
   Net realized gains                                                    -      (253,222)
                                                                ------------------------
      Distributions to shareholders                                (46,508)     (292,744)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       261,778       483,381
   Reinvested dividends                                             45,873       289,233
   Cost of shares redeemed                                        (306,735)     (367,523)
                                                                ------------------------
      Increase in net assets from capital share transactions           916       405,091
                                                                ------------------------
   Net increase (decrease) in net assets                          (639,850)       50,443
NET ASSETS
   Beginning of year                                             2,243,804     2,193,361
                                                                ------------------------
   End of year                                                  $1,603,954    $2,243,804
                                                                ========================
Accumulated undistributed net investment income:
   End of year                                                  $   25,824    $   20,932
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      15,003        18,800
   Shares issued for dividends reinvested                            3,022        11,484
   Shares redeemed                                                 (17,677)      (14,377)
                                                                ------------------------
      Increase in shares outstanding                                   348        15,907
                                                                ========================

See accompanying notes to financial statements.

================================================================================

92  | USAA CORNERSTONE STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

      calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

94  | USAA CORNERSTONE STRATEGY FUND

================================================================================

      the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

96  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   The following is a summary of the inputs used to value the Fund's assets as of May 31, 2009:

                                                   INVESTMENTS IN     PURCHASED   OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES       OPTIONS      INSTRUMENTS*
-------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                           $  819,670,000    $4,834,000          $380,000
Level 2 -- Other Significant Observable Inputs        791,749,000             -                 -
Level 3 -- Significant Unobservable Inputs                      -             -                 -
-------------------------------------------------------------------------------------------------
Total                                              $1,611,419,000    $4,834,000          $380,000
-------------------------------------------------------------------------------------------------

   *Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

   The following is a summary of the inputs used to value the Fund's liabilities as of May 31, 2009:

   VALUATION INPUTS                                             WRITTEN OPTIONS
   ----------------------------------------------------------------------------
   Level 1 -- Quoted Prices                                          $3,299,000
   Level 2 -- Other Significant Observable Inputs                             -
   Level 3 -- Significant Unobservable Inputs                                 -
   ----------------------------------------------------------------------------
   Total                                                             $3,299,000
   ----------------------------------------------------------------------------

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective December 1, 2008, the Fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
   (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

   The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

   circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified

================================================================================

98  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves selling index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  99

================================================================================

   cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF MAY 31, 2009 (IN THOUSANDS)

                                 ASSET DERIVATIVES           LIABILITY DERIVATIVES
-------------------------------------------------------------------------------------
                             STATEMENT OF                  STATEMENT OF
DERIVATIVES NOT ACCOUNTED    ASSETS AND                    ASSETS AND
FOR AS HEDGING INSTRUMENTS   LIABILITIES                   LIABILITIES
UNDER STATEMENT 133          LOCATION         FAIR VALUE   LOCATION        FAIR VALUE
-------------------------------------------------------------------------------------
Equity contracts             Purchased         $5,214*     Payables:         $3,299
                             options; Net                  Written options
                             unrealized
                             depreciation of
                             investments,
                             options, and
                             futures contracts
-------------------------------------------------------------------------------------

   *Includes cumulative appreciation (depreciation) of futures contracts as reported in notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS DURING THE PERIOD DECEMBER 1, 2008 -- MAY 31, 2009* (IN THOUSANDS)

                                                                         CHANGE IN
DERIVATIVES NOT                                                          UNREALIZED
ACCOUNTED FOR AS                                        REALIZED         APPRECIATION
HEDGING INSTRUMENTS    STATEMENT OF                     GAIN (LOSS)      (DEPRECIATION)
UNDER STATEMENT 133    OPERATIONS LOCATION              ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------------
Equity contracts       Net realized gain (loss)            $(1,939)          $1,735
                       on options and futures
                       transactions / change in
                       net unrealized
                       appreciation/depreciation
                       of options and futures contracts
---------------------------------------------------------------------------------------

   *The statement of operations reflects the year ended May 31, 2009, while the schedule reflects the period December 1, 2008 - May 31, 2009. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

================================================================================

100  | USAA CORNERSTONE STRATEGY FUND

================================================================================

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  101

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2009.

================================================================================

102  | USAA CORNERSTONE STRATEGY FUND

================================================================================

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2009, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $22,000 and $7,000, respectively, resulting in a total reduction in Fund expenses of $29,000.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  103

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2009, the Fund paid CAPCO facility fees of $6,000, which represents 4.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $156,000, decrease accumulated undistributed net investment income by $1,145,000, and decrease accumulated net realized loss on investments by $989,000. This includes differences in the accounting for distributions, passive foreign investment corporations gains and losses, foreign currency gains and losses, and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2009, and 2008, was as follows:

                                                      2009            2008
                                                  ----------------------------
Ordinary income*                                  $46,508,000     $142,006,000
Long-term realized capital gains                            -      150,738,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

104  | USAA CORNERSTONE STRATEGY FUND

================================================================================

As of May 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                    $  25,982,000
Accumulated capital and other losses                              (544,338,000)
Unrealized depreciation of investments                            (104,382,000)
Unrealized appreciation on foreign currency translations               203,000

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales, the mark-to-market adjustments on certain investments, and the mark-to-market of open futures contracts.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2009, the Fund had a current post-October capital loss of $508,786,000 and capital loss carryovers of $35,551,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  105

================================================================================

impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2009, were $2,657,526,000 and $2,603,166,000, respectively.

As of May 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $1,720,635,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2009, for federal income tax purposes, were $150,771,000 and $255,153,000, respectively, resulting in net unrealized depreciation of $104,382,000.

For the year ended May 31, 2009, transactions in written call and put options* were as follows:

                                                                      PREMIUMS
                                                         NUMBER OF    RECEIVED
                                                         CONTRACTS     (000'S)
                                                        ----------------------
Outstanding at May 31, 2008                                2,294      $ 2,692
Options written                                           19,844       15,457
Options terminated in closing purchase transactions       (5,487)      (6,427)
Options expired                                           (5,487)      (3,996)
                                                        ----------------------
Outstanding at May 31, 2009                               11,164      $ 7,726
                                                        ======================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the

================================================================================

106  | USAA CORNERSTONE STRATEGY FUND

================================================================================

securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended May 31, 2009, the Fund received securities-lending income of $548,000, which is net of the 20% income retained by Wachovia. As of May 31, 2009, the Fund loaned securities having a fair market value of approximately $22,294,000 and received cash collateral of $23,359,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  107

================================================================================

   through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Flexible Funds Index over the performance period. The Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE        ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)          AS A % OF THE FUND'S AVERAGE NET ASSETS
   ---------------------------------------------------------------------
   +/- 1.00% to 4.00%            +/- 0.04%

   +/- 4.01% to 7.00%            +/- 0.05%

   +/- 7.01% and greater         +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

108  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended May 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $11,578,000, which is net of a (0.04%) performance adjustment of $(647,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch), Credit Suisse Asset Management, LLC (Credit Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), and Quantitative Management Associates LLC (QMA), under which Batterymarch directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. and international stocks (as allocated from time to time by the Manager), Credit Suisse directs the investment and reinvestment of a portion of the Fund's assets invested in U.S. stocks (as allocated from time to time by the Manager), Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager), and QMA directs the investment and reinvestment of a portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund and the USAA Capital Growth Fund combined, in an annual amount of 0.25% on the first $250 million of assets; 0.21% on assets over $250 million and up to $500 million; and 0.17% on assets over $500 million. For the year ended May 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $801,000.

   The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average net

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  109

================================================================================

   assets that Credit Suisse manages. For the year ended May 31, 2009, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $541,000.

   The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the year ended May 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $110,000.

   The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the year ended May 31, 2009, the Manager incurred subadvisory fees, paid or payable to QMA, of $574,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,445,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year

================================================================================

110  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   ended May 31, 2009, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended May 31, 2009, the Fund incurred reimbursable expenses of $2,856,000, of which $1,755,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $6,358,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended May 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  111

================================================================================

                                                                                             NET REALIZED
                                                                               COST TO      GAIN (LOSS) TO
         SELLER                                  PURCHASER                    PURCHASER        SELLER
----------------------------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund     USAA Precious Metals and Minerals Fund    $  866,000       $ 109,000
USAA Cornerstone Strategy Fund     USAA Balanced Strategy Fund                1,506,000           1,000
USAA Cornerstone Strategy Fund     USAA First Start Growth Fund                 500,000         (50,000)
USAA Cornerstone Strategy Fund     USAA High-Yield Opportunities Fund         2,153,000        (851,000)
USAA Cornerstone Strategy Fund     USAA Intermediate-Term Bond Fund           3,352,000          (6,000)
USAA Cornerstone Strategy Fund     USAA Short-Term Bond Fund                    501,000               0*

*Amount is less than $500.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. FASB STATEMENT NO. 165, "SUBSEQUENT EVENTS" (STATEMENT 165) -- In May 2009, FASB issued Statement 165. In summary, Statement 165 defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are

================================================================================

112  | USAA CORNERSTONE STRATEGY FUND

================================================================================

   issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. Statement 165 is effective for interim or annual financial periods ending after June 15, 2009. The Manager does not believe the adoption of Statement 165 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required regarding the evaluation of subsequent events.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  113

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------
                                           2009           2008             2007             2006           2005
                                     --------------------------------------------------------------------------
Net asset value at
   beginning of period               $    24.17     $    28.51       $    26.50       $    26.53     $    25.80
                                     --------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .57            .46              .40              .56            .30(a)
   Net realized and unrealized
      gain (loss)                         (7.02)         (1.16)            4.38             1.68           2.13(a)
                                     --------------------------------------------------------------------------
Total from investment operations          (6.45)          (.70)            4.78             2.24           2.43(a)
                                     --------------------------------------------------------------------------
Less distributions from:
   Net investment income                   (.51)          (.44)            (.53)            (.22)          (.45)
   Realized capital gains                     -          (3.20)           (2.24)           (2.05)         (1.25)
                                     --------------------------------------------------------------------------
Total distributions                        (.51)         (3.64)           (2.77)           (2.27)         (1.70)
                                     --------------------------------------------------------------------------
Net asset value at end of period     $    17.21     $    24.17       $    28.51       $    26.50     $    26.53
                                     ==========================================================================
Total return (%)*                        (26.39)         (2.79)           18.82(b)          8.67           9.42
Net assets at end of period (000)    $1,603,954     $2,243,804       $2,193,361       $1,712,123     $1,543,380
Ratios to average net assets:**
   Expenses (%)(c)                         1.19           1.19             1.19(b)          1.17           1.18
   Expenses, excluding
      reimbursements (%)(c)                1.37           1.21             1.19(b)          1.17           1.18
   Net investment income (%)               3.23           2.06             1.68             2.01           1.15
Portfolio turnover (%)                      162            175(d)           127              151             65

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended May 31, 2009, average net assets were $1,628,876,000.
(a) Calculated using average shares.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)      (.00%)(+)        (.00%)(+)        (.01%)         (.02%)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

114  | USAA CORNERSTONE STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

May 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2008, through May 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                          EXPENSE EXAMPLE |  115

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING                 ENDING             DURING PERIOD*
                                      ACCOUNT VALUE           ACCOUNT VALUE        DECEMBER 1, 2008 -
                                     DECEMBER 1, 2008         MAY 31, 2009            MAY 31, 2009
                                     ----------------------------------------------------------------
Actual                                   $1,000.00              $1,143.30                $6.36

Hypothetical
  (5% return before expenses)             1,000.00               1,019.00                 5.99

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.33% for the six-month period of December 1, 2008, through May 31, 2009.

================================================================================

116  | USAA CORNERSTONE STRATEGY FUND

================================================================================

ADVISORY AGREEMENTS

May 31, 2009

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and

================================================================================

                                                      ADVISORY AGREEMENTS |  117

================================================================================

by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment

================================================================================

118  | USAA CORNERSTONE STRATEGY FUND

================================================================================

personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also were considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes

================================================================================

                                                      ADVISORY AGREEMENTS |  119

================================================================================

advisory and administrative services and the effects of any performance fee adjustment as well as any fee waivers or reimbursements -- was above the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the Fund's performance, as well as the various steps management has taken to address the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the

================================================================================

120  | USAA CORNERSTONE STRATEGY FUND

================================================================================

Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and had agreed to maintain expense limitations for the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager and the fact that the Manager pays the subadvisory fees. The Board also took into account other economies of scale achieved by the Fund with respect to certain fixed expenses as a result of the Fund's asset size. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) appropriate action has been taken to address the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is

================================================================================

                                                      ADVISORY AGREEMENTS |  121

================================================================================

reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular

================================================================================

122  | USAA CORNERSTONE STRATEGY FUND

================================================================================

telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under each Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2008, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the actions management has taken to address performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

                                                      ADVISORY AGREEMENTS |  123

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) appropriate action has been taken with respect to the performance of the Fund; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

124  | USAA CORNERSTONE STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of May 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                      TRUSTEES' AND OFFICERS' INFORMATION |  125

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

126  | USAA CORNERSTONE STRATEGY FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                      TRUSTEES' AND OFFICERS' INFORMATION |  127

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

 (2) Member of Executive Committee

 (3) Member of Audit Committee

 (4) Member of Pricing and Investment Committee

 (5) Member of Corporate Governance Committee

 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

128  | USAA CORNERSTONE STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                      TRUSTEES' AND OFFICERS' INFORMATION |  129

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

130  | USAA CORNERSTONE STRATEGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

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>>  SAVE PAPER AND FUND COSTS
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================================================================================
23405-0709                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2009 and 2008 were $279,350 and $259,470, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    07/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    07/27/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.